           As filed with the Securities and Exchange Commission on March 1, 1996
                                                        Registration No. 2-88566
                                        Investment Company Act File No. 811-4255

--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON,  D.C.  20549
                          ----------------------------------

                                      FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X
                                                                          ---
                             Pre-Effective Amendment No.
                                                      ----                ---

                           Post-Effective Amendment No. 19                 X

                                                      ----                ---
                                        and/or

                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940                 X
                                                                          ---

                                   Amendment No. 19                        X

                                             ----                         ---
                           (Check appropriate box or boxes)

                    NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST(1)
                  (Exact Name of Registrant as Specified in Charter)

              605 THIRD AVENUE, 2ND FLOOR, NEW YORK, NEW YORK 10158-0006
                       (Address of Principal Executive Offices)

                    Registrant's Telephone Number:  (212) 476-8800
                                                 --------------

                                    Stanley Egener
                     c/o Neuberger&Berman Management Incorporated
                             605 Third Avenue, 2nd Floor
                            New York, New York  10158-0006
                       (Name and Address of Agent for Service)

                                      Copies to:

                               Jeffrey S. Puretz, Esq.
                                Dechert Price & Rhoads
                                 1500 K Street, N.W.
                              Washington, D.C.  20005

It is proposed that this filing will become effective (check appropriate box)

[ ]  Immediately upon filing pursuant to          [ ]  on              pursuant
     paragraph (b)                                       --------------
                                                       to paragraph (b)


[ ]  60 days after filing pursuant to             [X]  on May 1, 1996  pursuant
     to paragraph (a)(1)                               paragraph (a)(1)


[ ]  75 days after filing pursuant to             [ ]  on ____________ pursuant
     paragraph (a)(2)                                  to paragraph (a)(2) of
                                                       Rule 485


-------------------------------

* Registrant has registered an indefinite number of shares of all series then existing or subsequently established under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, which it expressly reaffirms. Registrant filed the notice required by Rule 24f-2 with respect to its fiscal year ended December 31, 1995, on February 27, 1996.

(1) Registrant is a "master/feeder fund." This Post-Effective Amendment No. 19 includes a signature page for the master fund, Advisers Managers Trust.

                      CROSS REFERENCE SHEET
                     (as required by Rule 495)
                      ---------------------


Form N-1A Part A Item                   Prospectus Caption
----------------------                  -------------------

1.   Cover page..................       Cover Page


2.   Synopsis....................       Expense
                                        Information


3.   Condensed Financial
     Information.................       Financial Highlights;
                                        Performance Information

4.   General Description of
     Registrant..................       Investment Programs;
                                        Special Information
                                        Regarding Organization,
                                        Captialization, and Other
                                        Matters


5.   Management of the Fund......       Management and
                                        Administration


5A.  Management's Discussion of
     Fund Performance ..........        To be provided in Registrant's
                                        Annual  Reports to Shareholders



6.   Capital Stock and Other
     Securities..................       Cover Page; Special
                                        Information Regarding
                                        Organization,
                                        Capitalization and Other
                                        Matters; Dividends, Other
                                        Distributions & Tax
                                        Status


7.   Purchase of Securities
     Being Offered...............       Share Prices and Net
                                        Asset Value; Distribution
                                        and Redemption of Trust
                                        Shares

8.   Redemption or Repurchase....       Distribution and
                                        Redemption of Trust
                                        Shares; Special
                                        Information Regarding
                                        Organization,
                                        Capitalization, and Other
                                        Matters

9.   Pending Legal Proceedings...       Inapplicable

                                        Statement of Additional

Form N-1A Part B Item                   Information Caption
----------------------                  --------------------
10.  Cover Page..................       Cover Page

11.  Table of Contents..........        Table of Contents


12.  General Information and
     History.....................       Special Information
                                        Regarding Organization,
                                        Capitalization and Other
                                        Matters (Part A);
                                        Investment Information

13.  Investment Objectives and
     Policies....................       Investment Information

14.  Management of the Fund......       Trustees and Officers;
                                        Investment Management,
                                        Advisory and
                                        Administration Services



15.  Control Persons and Principal
     Holders of Securities.......       Control Persons and
                                        Principal Holders of
                                        Securities


16.  Investment Advisory and other
     Services....................       Investment Management,
                                        Advisory and
                                        Administration Services;
                                        Distribution
                                        Arrangements; Reports to
                                        Shareholders; Custodian;
                                        Independent Auditors

17.  Brokerage Allocation........       Portfolio Transactions

18.  Capital Stock and other
     Securities..................       Special Information
                                        Regarding Organization,
                                        Capitalization, and Other
                                        Matters (Part A)

19.  Purchase, Redemption and
     Pricing of Securities
     Being Offered...............       Share Prices and Net
                                        Asset Value (in Part A);
                                        Distribution Arrange-
                                        ments; Additional
                                        Redemption Information



20.  Tax Status..................       Additional Tax
                                        Information



21.  Underwriters................       Distribution Arrangements


22.  Calculation of Performance
     Data........................       Performance Information

23.  Financial Statements........       Financial Statements



                             PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration
Statement.

                                NEUBERGER&BERMAN
                            ADVISERS MANAGEMENT TRUST
                                Joint Prospectus
                                __________, 1996

     Neuberger&Berman

ADVISERS MANAGEMENT TRUST

________________________________________



     Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of seven separate Portfolios: Balanced Portfolio, Government Income Portfolio, Growth Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio and Partners Portfolio. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).

     Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their variable separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of the Balanced Portfolio are also offered directly to qualified pension and retirement plans ("Qualified Plans").

________________________________________


     EACH PORTFOLIO INVESTS ALL OF ITS NET INVESTABLE ASSETS IN ITS CORRESPONDING SERIES (EACH A "SERIES") OF ADVISERS MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. ALL SERIES OF MANAGERS TRUST, ARE MANAGED BY NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT"). EACH SERIES INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF ITS CORRESPONDING PORTFOLIO. THE INVESTMENT PERFORMANCE OF EACH PORTFOLIO WILL DIRECTLY CORRESPOND WITH THE INVESTMENT PERFORMANCE OF ITS CORRESPONDING SERIES. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS UNIQUE STRUCTURE THAT YOU SHOULD CONSIDER, SEE "SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE ___.


     AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO, AS IN ANY MUTUAL FUND, IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE LIQUID ASSET PORTFOLIO SEEKS TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.


     Please read this Prospectus before investing in any of the Portfolios and keep it for future reference. The Prospectus contains information about the Portfolios that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated _____________, 1996, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0006.


     MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.


                  DATE OF PROSPECTUS: _____________, 1996

                                TABLE OF CONTENTS                           PAGE



SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
     The Portfolios and Series . . . . . . . . . . . . . . . . . . . . . . .   1
     Risk Factors. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2
     Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3
     The Neuberger&Berman Investment Approach  . . . . . . . . . . . . . . .   3


EXPENSE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4


FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5
     Selected Per Share Data and Ratios. . . . . . . . . . . . . . . . . . .   6



INVESTMENT PROGRAMS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
     AMT Liquid Asset Investments  . . . . . . . . . . . . . . . . . . . . .   6
     AMT Limited Maturity Bond Investments . . . . . . . . . . . . . . . . .   7
     AMT Government Income Investments . . . . . . . . . . . . . . . . . . .   7
     AMT Growth Investments  . . . . . . . . . . . . . . . . . . . . . . . .   8
     AMT Partners Investments  . . . . . . . . . . . . . . . . . . . . . . .   8
     AMT Balanced Investments  . . . . . . . . . . . . . . . . . . . . . . .   9
     AMT International Investments . . . . . . . . . . . . . . . . . . . . .   9
     Short-Term Trading; Portfolio Turnover  . . . . . . . . . . . . . . . .  10
     Ratings of Securities . . . . . . . . . . . . . . . . . . . . . . . . .  11
     Borrowings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
     Other Investments . . . . . . . . . . . . . . . . . . . . . . . . . . .  13
     Duration  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13



PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .  13



SPECIAL INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS. . . . . . . . . . . . . . . . . . . . . .  14
     The Portfolios  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
     The Series  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15



SHARE PRICES AND NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . .  16



DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS. . . . . . . . . . . . . . . .  17
     Dividends and Other Distributions . . . . . . . . . . . . . . . . . . .  17
     Tax Status  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18



SPECIAL CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .  18



MANAGEMENT AND ADMINISTRATION. . . . . . . . . . . . . . . . . . . . . . . .  19
     Trustees and Officers . . . . . . . . . . . . . . . . . . . . . . . . .  19
     Investment Manager, Adviser, Administrator, Sub-Adviser and Distributor  19
     Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
     Expense Reimbursement . . . . . . . . . . . . . . . . . . . . . . . . .  23
     Transfer and Dividend Paying Agent  . . . . . . . . . . . . . . . . . .  23

DISTRIBUTION AND REDEMPTION OF TRUST SHARES. . . . . . . . . . . . . . . . .  24
     Distribution and Redemption of Trust Shares . . . . . . . . . . . . . .  24
     Distribution Plan . . . . . . . . . . . . . . . . . . . . . . . . . . .  24



DESCRIPTION OF INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . .  25



USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION. . . . . . . . . . . . . . . . . . . . .  33



APPENDIX A TO PROSPECTUS . . . . . . . . . . . . . . . . . . . . . . . . . .  33

SUMMARY



The Portfolios and Series


     On May 1, 1995 the Trust was reorganized into a master/feeder structure. Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. The trustees of the Trust believe that this "master/feeder fund" structure may benefit shareholders. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __. For more details about each Series, its investments and their risks, see "Investment Programs" on page __, "Ratings of Securities" on page __, "Borrowings" on page __, and "Description of Investments" on page __.


     Here is a summary of important features of the Portfolios and their corresponding Series. You may want to invest in a variety of Portfolios to fit your particular investment needs. Of course, there can be no assurance that a Portfolio will meet its investment objective.



Neuberger & Berman             Investment                      Principal Series
Advisers Management Trust      Objective                          Investments

LIQUID ASSET PORTFOLIO    Highest current income             High-qaulity money market
                          consistent with safety and         instruments of government and
                          liquidity                          non-government issuers



GROWTH PORTFOLIO          Capital appreciation, without      Common stocks
                          regard to income




LIMITED MATURITY BOND     Highest current income             Short-to-intermediate term debt
 PORTFOLIO                consistent with low risk to        securities, primarily
                          principal and liquidity; and       investment grade
                          secondarily, total return


                                        -1-





BALANCED PORTFOLIO        Long-term growth and               Common stocks and
                          reasonable current income          short-to-intermediate term debt
                          without undue risk to principal    securities, primarily
                                                             investment grade


PARTNERS PORTFOLIO        Capital growth                     Common stocks and other equity
                                                             securities of established
                                                             companies


GOVERNMENT INCOME         High level of current income and   At least 65% in U.S.
 PORTFOLIO                total return, consistent with      Government and Agency
                          safety of principal                securities, with an emphasis on
                                                             U.S. Government
                                                             mortgage-backed securities; at
                                                             least 25% in mortgage-backed
                                                             and asset-backed securities


INTERNATIONAL             Long-term capital appreciation     Equity securities of issuers
 PORTFOLIO                by investing primarily in a        organized and doing business
                          diversified portfolio of equity    primarily outside the U.S.
                          securities of foreign issuers



Risk Factors



 An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by certain Series, in foreign securities, options and futures contracts, zero coupon bonds and swap agreements and debt securities rated below investment grade. For those Series investing in fixed income securities, the value of such securities is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security.


 AMT Government Income Investments invests at least 25% of its total assets in mortgage-backed and asset-backed securities, may engage in lending portfolio securities and other investment techniques, and may borrow for leverage. The investment program of AMT Government Income Investments is intended to protect principal by focusing on the credit quality of the issuers. Principal may, however, be at risk due to market rate fluctuations.

 AMT Partners Investments may invest up to 15% of its net assets in corporate debt securities rated below investment grade or comparable unrated securities. AMT Limited Maturity Bond Investments may invest up the 10% of its net assets, measured at the time of investment, in debt securities rated below investment grade or comparable unrated securities. AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities rated below investment grade or comparable unrated securities. Securities rated below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Securities" in this Prospectus and "Fixed Income Securities" in the SAI.



 AMT International Investments seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of issuers organized and doing business principally outside the U.S. The strategy of N&B Management is to select attractive investment opportunities outside the U.S., allocating the assets among economically mature countries and emerging industrialized countries. The Series will invest primarily in equity securities of medium to large capitalization companies traded on foreign exchanges. The Series may invest up to 50% of its total assets in Japan and is likely to invest at least 25% of its total assets in Japan. Because the Portfolio, through the Series, invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers. Such risks may be even greater in emerging industrialized and less developed countries. The risks of investing in foreign securities include, but are not limited to, possible adverse political and economic developments in a particular country, differences between foreign and U.S. regulatory systems, and foreign securities markets that are smaller and less well regulated than those in the U.S. There is often less information publicly available about foreign issuers, and many foreign countries do not follow the financial accounting standards used in the U.S. Most of the securities held by the Series are denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. Some foreign currencies can be volatile and may be subject to governmental controls or intervention. The Series may use techniques such as options, futures, forward foreign currency exchange contracts and short selling, for hedging and in an attempt to realize income. The Series may also use leverage to facilitate transactions entered into by the Series for hedging purposes. The use of these strategies may entail special risks. See "Borrowings" and "Description of Investments."


Management


 N&B Management, with the assistance of Neuberger&Berman as sub-adviser, selects investments for all Series. N&B Management also provides administrative services to the Series and the Portfolios and acts as distributor of the shares of all Portfolios. See "Management and Administration" in this Prospectus.



The Neuberger&Berman Investment Approach

 While each Series has its own investment objective, policies and limitations, AMT Growth, Partners and Balanced Investments (equity portion) are each managed using the value-oriented investment approach used since 1939 by Neuberger&Berman, its sub-adviser. Under this approach, Neuberger&Berman's portfolio managers identify securities they consider to be undervalued in relation to recognized measures of fundamental economic value, such as earnings, cash flow, tangible book value and asset value. A security may be considered undervalued if the ratio of its share price to one or more of these measures of fundamental value is low in absolute terms, low in relation to historical data for the security, or low in relation to the securities of other companies in the same or similar businesses, or in the case of AMT Growth Investments and AMT Balanced Investments (equity portion), low in relation to the growth rate of its earnings. Sometimes this happens when a particular company or industry is temporarily out of favor with the market. Portfolio managers also look for such factors as a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and earnings potential not yet recognized in the marketplace. Neuberger&Berman believes that, over time, securities that are undervalued relative to a company's basic worth are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.

 Neuberger&Berman's value-oriented investment approach generally seeks to provide consistently good performance with reduced share price volatility and lower risk to capital, rather than to follow alternative investment philosophies that may sometimes provide greater returns, but with higher risks. It is based on the belief that successful investing requires development of and adherence to a strong discipline and a commitment to limiting losses in an unfavorable market. While this approach has resulted in solid returns over the long term, there can be no assurance that these results will be achieved in the future. For more information, see "Performance Information."



EXPENSE INFORMATION



  [UPDATED EXPENSE INFORMATION FOR THE BALANCED PORTFOLIO OF REGISTRANT WILL BE CONTAINED IN A POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT OF REGISTRANT FILED ON OR BEFORE THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT]



 This section gives you certain information about the expenses of the Balanced Portfolio and its corresponding Series. See "Performance Information" for important facts about the investment performance of the Balanced Portfolio, after taking expenses into account. Information about expenses for the other Portfolios is contained in the Trust's financial statements and has been provided to the Life Companies for use in prospectuses that describe the Variable Contracts.




         -------------------------------------
         -------------------------------------

            Shareholder Transaction Expense

         -------------------------------------
         -------------------------------------

--------------------------------------------------------------------------------

     As shown by this table, you pay no transaction charges when you buy or sell Portfolio shares.


                                                             Balanced Portfolio
        ------------------------------------------------------------------------

            Sales Charge Imposed on Purchases                        NONE
            Sales Charge Imposed On Reinvested Dividends             NONE
            Deferred Sales Charges                                   NONE
            Redemption Fees                                          NONE
            Exchange Fees                                            NONE




        --------------------------------------
        --------------------------------------
         Annual Portfolio Operating Expenses
        (as percentage of average net assets)
        --------------------------------------
        --------------------------------------

     The following tables shows anticipated Annual Portfolio Operating Expenses, which are paid out of the assets of the Balanced Portfolio and which include the Portfolio's pro rate portion of the Operating Expenses of the Balanced Series. These expenses are borne indirectly by Portfolio shareholders. The Balanced Portfolio pays N&B management an administration fee based on the Portfolio's net asset value. The Balanced Series pays N&B management a management fee, based on the Balanced Series' average daily net assets; a pro rate portion of this fee is borne indirectly by the Balanced Portfolio. Therefore, the table combines management and administration fees. The Portfolios and Series also incur other expenses for things such as accounting and legal fees, maintaining shareholder records and furnishing shareholder statements and Portfolio reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Portfolio's expenses are factored into its share prices and dividends and are not charged directly to portfolio shareholders. For more information, see "Management and Administration" in this Prospectus and the SAI.



                    Management and         12b-1     Other      Total Operating
                 Administration Fees       Fees      Expenses         Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Balanced Portfolio       0.85%             None        0.19%           1.04%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




     Anticipated Annual Portfolio Operating Expenses for the Balanced Portfolio are annualized projections based upon current administration fees for the Portfolio and management fees for the Balanced Series, with "Other Expenses" based on the Portfolio's expenses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of the Balanced Portfolio and the Balanced Series will be approximately equal to the expenses the Portfolio would incur if its assets were invested directly in the type of securities being held by the Balanced Series. The trustees of the Trust also believe that investment in the Balanced Series by Investors in addition to the Balanced Series. The trustees of the Trust also believe that investment in the Balanced Series by investors in addition to the Balanced Portfolio may enable the Balanced Series to achieve economies of scale which could reduce expenses. In the future, it is possible that other feeder funds may invest in the Balanced Series, and such other funds' expenses and, correspondingly, their returns, may differ from those of the Balanced Portfolio.




     To illustrate the effect of Operating Expenses, let's assume that the Balanced Portfolio's annual return is 6% and that it had annual Operating Expenses described in the table above. For every $1,000 you invested in the Balanced Portfolio, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:



                     1 Year      3 Years     5 Years     10 Years
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Balanced Portfolio          $           $            $           $
                    --------     -------     --------    --------
------------------------------------------------------------------------------
------------------------------------------------------------------------------




     The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. The information in the table should not be considered a representation of past or future expenses or rates of return; actual expenses or returns may be greater or less than those shown.

FINANCIAL HIGHLIGHTS


       [UPDATED FINANCIAL HIGHLIGHTS WILL BE CONTAINED IN A POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT OF REGISTRANT FILED ON OR BEFORE THE EFFECTIVE DATE OF THIS POST-EFFECTIVE REGISTRATION STATEMENT]



Selected Per Share Data and Ratios



     The financial information in the following tables is for each Portfolio as of December 31, 1995 and includes data related to each Portfolio's predecessor fund before it was converted into a series of the Trust on May 1, 1995. See "Special Information Regarding Organization, Capitalization and Other Matters" in this Prospectus. This information for each Portfolio and predecessor fund has been audited by its respective independent auditors. You may obtain further information about the performance of each Portfolio (except the International Portfolio) at no cost in the Trust's annual report to shareholders. Also, see "Performance Information" in this Prospectus. As of December 31, 1995, the International Portfolio had not yet commenced investment operations.



INVESTMENT PROGRAMS


     The investment policies and limitations of each Portfolio and its corresponding Series are identical. Each Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which each Series invests. For an explanation of some types of investments, see "Description of Investments" on page __.


     Investment policies and limitations of the Portfolios and the Series are not fundamental unless otherwise specified in this Prospectus or the SAI. While a non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval, the Portfolios intend to notify shareholders before making any material change to such policies or limitations. Fundamental policies and limitations may not be changed without shareholder approval. There can be no assurance that the Series and the Portfolios will achieve their objectives. Each Portfolio, by itself, does not represent a comprehensive investment program.


     Additional investment techniques, features, and limitations concerning the Series' investment programs are described in the SAI.



AMT Liquid Asset Investments

     The investment objective of AMT Liquid Asset Investments and its corresponding Portfolio is to provide the highest current income consistent with safety and liquidity. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

     AMT Liquid Asset Investments invests in a portfolio of debt instruments with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days. The Series uses the amortized cost method of valuation to enable the Portfolio to maintain a stable $1.00 share price, which means that while Portfolio shares earn income, they should be worth the same when the shareholder sells them as when the shareholder buys them. Of course, there is no guarantee that the Portfolio will be able to maintain a $1.00 share price.


     AMT Liquid Asset Investments invests in high quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers, including governments and their agencies and instrumentalities, banks and other financial institutions, and corporations, and may invest in repurchase agreements with respect to these instruments. The Series may invest 25% or more of its total assets in U.S. Government and Agency securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks.





AMT Limited Maturity Bond Investments

     The investment objective of AMT Limited Maturity Bond Investments and its corresponding Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.


     AMT Limited Maturity Bond Investments invests in a diversified portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends.



     AMT Limited Maturity Bond Investments invests in a diversified portfolio of short-to-intermediate-term U.S. Government and Agency securities and debt securities issued by financial institutions, corporations, and others primarily of investment grade. These securities include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities rated below investment grade, or in comparable unrated securities. Debt securities rated below Baa by Moody's Investors Services, Inc. ("Moody's") and below BBB by Standard & Poor's ("S&P") are considered to be below investment grade. Securities rated below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. AMT Limited Maturity Bond Investments will invest in debt securities rated no lower than B by Moody's or S&P. AMT Limited Maturity Bond Investments may invest up to 5% of its net assets in municipal securities when N&B Management believes such securities may outperform other available issues. The Series may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may engage in lending portfolio securities. The Series' dollar-weighted average portfolio duration may range up to five years. For, more information on lower rated securities, see "Ratings of Securities" in this Prospectus, "Fixed Income Securities" in the SAI, and Appendix A of the SAI.


AMT Government Income Investments

     The investment objective of AMT Government Income Investments and its corresponding Portfolio is to provide a high level of current income and total return, consistent with safety of principal. This investment objective is non-fundamental. The Portfolio intends to notify shareholders 30 days in advance of making any material change to its investment objective.

     AMT Government Income Investments invests in a diversified portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends.



     AMT Government Income Investments invests at least 65% of its total assets in U.S. Government and Agency securities, with an emphasis on U.S. Government mortgage-backed securities. In addition, the Series invests at least 25% of its total assets in mortgage-backed securities (including U.S. Government mortgage-backed securities) and asset-backed securities. The Series may also invest in investment grade debt securities, including foreign investments and securities issued by financial institutions and corporations, and may purchase and sell covered call and put options, interest-rate and foreign currency futures contracts, and options on those futures contracts. Although there are no restrictions on the duration composition of its portfolio of securities, the Series anticipates that it normally will invest in intermediate-term and longer-term securities, but will remain flexible to respond to market conditions and interest rate trends. The Series may engage in lending portfolio securities, short-term trading, purchasing forward commitments on securities, and repurchase agreements, and may use leverage. The investment program of the Series is intended to protect principal by focusing on the credit quality of the issuers. Principal may, however, be at risk due to market rate fluctuations.


AMT Growth Investments

     The investment objective of AMT Growth Investments and its corresponding Portfolio is to seek capital appreciation without regard to income. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

     AMT Growth Investments invests in securities believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The Series expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market.

     The Series' aggressive growth investment program involves greater risks and share price volatility than programs that invest in more conservative securities. Moreover, the Series does not follow a policy of active trading for short-term profits. Accordingly, the Series may be more appropriate for investors with a longer-range perspective. While the Series uses the Neuberger&Berman value-oriented investment approach, when N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with higher multiples to measures of economic value (such as earnings) than other Series.
In addition, the Series focuses on companies with strong balance sheets and reasonable valuations relative to their growth rates. It also diversifies its investments into many companies and industries.




AMT Partners Investments

     The investment objective of AMT Partners Investments and its corresponding Portfolio is to seek capital growth. This investment objective is non-fundamental. The Portfolio intends to notify shareholders 30 days in advance of making any material change to its investment objective.

     AMT Partners Investments invests primarily in common stocks of established companies, using the value-oriented investment approach. The Series seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals such as low price-to-earnings ratios, consistent cash flow, and support from asset values.

     Up to 15% of the Series' net assets may be invested in corporate debt securities rated below investment grade or in comparable unrated securities. Securities rated below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower rated securities, see "Ratings of Securities" in this Prospectus and "Fixed Income Securities" in the SAI.





AMT Balanced Investments

     The investment objective of AMT Balanced Investments and its corresponding Portfolio is long-term capital growth and reasonable current income without undue risk to principal. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

     N&B Management anticipates that the Series' investments will normally be managed so that approximately 60% of the Series' total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on N&B Management's views regarding current market trends, the common stock portion of the Series' investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Series' assets will be invested in fixed income senior securities.

     N&B Management has analyzed the total return performance and volatility over the last 35 years of the Standard & Poor's "500" Composite Stock Price Index ("S&P 500"), an unmanaged average widely considered as representative of general stock market performance. It has compared the performance and volatility of the S&P "500" to that of several model balanced portfolios, each consisting of a different fixed allocation of the S&P "500" and U.S. Treasury Notes having maturities of 2 years. The comparison reveals that the model balanced portfolio in which 60% was allocated to the S&P "500" (with the remaining 40% in 2-year U.S. Treasury Notes) was able to achieve 90.0% of the performance of the S&P "500", with only 63.3% of the volatility. Those model balanced portfolios in which 70% and 50% were allocated to the S&P "500" were able to achieve 92.7% and 86.9% of the performance of the S&P "500", with only 72.3% and 54.7% of the volatility, respectively. While the underlying securities in the model balanced portfolios are not identical to the anticipated investments by AMT Balanced Investments and represent past performance, N&B Management believes that the results of its analysis show the potential benefits of a balanced investment approach. A chart setting forth the study appears as Appendix A to this Prospectus.


     In the common stock portion of its investments, AMT Balanced Investments will utilize the same approach and investment techniques employed by N&B Management in managing AMT Growth Investments, by investing in a combination of common stocks that N&B Management believes have the maximum potential for long-term capital appreciation. This portion of the Series does not seek to invest in securities that pay dividends or interest, and any such income is incidental. In the debt securities portion of its investments, AMT Balanced Investments will utilize the same approach and investment techniques employed by N&B Management in managing AMT Limited Maturity Bond Investments, by investing in a diversified portfolio of limited duration debt securities. AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities rated below investment grade or in comparable unrated securities. Debt securities rated below Baa by Moody's and below BBB by S&P are considered to be below investment grade. Securities rated below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. AMT Balanced Investments will invest in debt securities rated no lower than B by Moody's or S&P. For more information on lower rated securities, see "Ratings of Securities" in this Prospectus, "Fixed Income Securities" in the SAI, and Appendix A of the SAI.



AMT International Investments

     The investment objective of AMT International Investments and its corresponding Portfolio is to seek long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers. This investment objective is non-fundamental. Foreign issuers are issuers organized and doing business principally outside the U.S. and include non-U.S. governments, their agencies, and instrumentalities.


     The Series will invest primarily in equity securities of medium-to-large capitalization companies, in relation to their respective national markets, traded on foreign exchanges. The Series normally invests in at least three foreign countries. The strategy of N&B Management is to select attractive investment opportunities outside the U.S., allocating the assets among investments in economically mature countries and emerging industrialized countries. At least 65% of the Series' total assets normally will be invested in equity securities of foreign issuers. The Series may invest up to 35% of its total assets in Japan and is likely to invest at least 25% of its total assets in Japan. Because the Portfolio, through the Series, invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers. See "Description of Investments" in this Prospectus.


     The Series may also invest in foreign securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), International Depositary Receipts (IDRs) or other similar securities representing an interest in securities of foreign issuers.

     In addition, the Series may purchase and sell options on foreign currencies, may buy and sell forward foreign currency exchange contracts and contracts for the future delivery of foreign currencies, and may purchase and sell options on such futures contracts both for hedging purposes and in an attempt to enhance income. The Series may write and purchase options on securities and securities indices and purchase and sell futures contracts and related options (1) in an effort to manage cash flow and remain fully invested, instead of or in addition to buying and selling stocks, or (2) in an effort to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase. The Series may also purchase securities on a when-issued or forward commitment basis and engage in portfolio securities lending.

     In addition, the Series may purchase foreign corporate and government debt securities. The Series may also sell securities short for hedging purposes or in an effort to realize gains. The Series may enter into repurchase agreements with respect to any security in which it can invest.


     For more details about investments of the Series, see "Description of Investments" in this Prospectus.

Short-Term Trading; Portfolio Turnover

     AMT Government Income Investments may engage in short-term trading to a substantial degree to take advantage of anticipated changes in interest rates. This investment policy may be considered speculative. Although none of the other Series purchases securities with the intention of profiting from short-term trading, each Series may sell portfolio securities prior to maturity when the investment adviser believes that such action is advisable.


     The portfolio turnover rates for the Series, and for the predecessors of the various Series for the period prior to May 1, 1995, (except for AMT Liquid Asset Investments and AMT International Investments) for 1995 and earlier years are set forth under "Financial Highlights" in this Prospectus.


     It is anticipated that the annual portfolio turnover rate of AMT Government Income and AMT Partners Investments generally will exceed 100%.

     Turnover rates in excess of 100% may result in higher costs (which are borne directly by the Series) and a possible increase in short-term capital gains (or losses).




Ratings of Securities

 HIGH QUALITY DEBT SECURITIES (ALL SERIES). High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality. If a security has been rated by two or more NRSROs, at least two of them must have given the security a high quality rating in order for AMT Liquid Asset Investments to invest in that security.


 INVESTMENT GRADE DEBT SECURITIES (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's, S&P, or another NRSRO or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities") under guidelines established by the Trustees of Managers Trust. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.


     If the quality of securities held by any Series (other than AMT Liquid Asset Investments) deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets. AMT Liquid Asset Investments, in accordance with Rule 2a-7, will consider disposing of its securities.


 LOWER-RATED SECURITIES (AMT INTERNATIONAL, BALANCED, LIMITED MATURITY BOND AND PARTNERS INVESTMENTS). Debt securities rated lower than Baa by Moody's or BBB by S&P are considered to be below investment grade. AMT International Investments may invest up to 5% of its net assets in debt securities including those rated below investment grade or comparable unrated securities. AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities rated below investment grade, but rated no lower than B by Moody's or S&P, or comparable unrated securities. AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities rated below investment grade, but rated no lower than B by Moody's or S&P, or comparable unrated securities. AMT Partners Investments may invest up to 15% of its net assets in debt securities rated below investment grade or comparable unrated securities. Securities rated below investment grade ("junk bonds") are deemed by Moody's and S&P (or foreign statistical rating organizations) to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.



     Those debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default and a decline in prices of the issuer's lower-rated securities. In the case of lower-rated securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.



     The market for lower-rated securities may be thinner and less active than for higher-rated securities. The secondary market in which debt securities rated below investment grade and comparable unrated securities are traded is generally less liquid than the market for higher grade debt securities. Less liquidity in the secondary trading market could adversely affect the price at which a Series could sell a debt security rated below investment grade, or a comparable unrated security, and could adversely affect the daily net asset value of the Series' shares. At times of less liquidity, it may be more difficult to value a debt security rated below investment grade, or a comparable unrated security, because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. N&B Management will invest in such securities only when it concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in Appendix A to the SAI.


     The value of the fixed income securities in which a Series may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of a Series' fixed income investments may rise. The longer the period remaining to maturity, the more pronounced is the effect of interest rate changes on the value of a security.




Borrowings

 (ALL SERIES EXCEPT AMT GOVERNMENT INCOME AND INTERNATIONAL INVESTMENTS). Each of the Series has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). None of these Series expects to borrow money. As a non-fundamental policy, none of these Series may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements.

 (AMT GOVERNMENT INCOME INVESTMENTS). AMT Government Income Investments, as a fundamental policy, may borrow money from banks for any purpose, including to meet redemptions and increase the amount available for investment, and enter into reverse repurchase agreements (including dollar rolls) for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). Leveraging (borrowing) to increase amounts available for investment may exaggerate the effect on net asset value of any increase or decrease in the market value of the securities of the Series. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income and appreciation of the securities purchased.

 (AMT INTERNATIONAL INVESTMENTS). AMT International Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings).

     The Series may borrow money from banks to facilitate transactions entered into by the Series for hedging purposes, which is a form of leverage. This leverage may exaggerate changes in the net asset value of the Portfolio's shares and the gains and losses on the Series' investments. Leverage also creates interest expenses; if those expenses exceed the return on transactions that borrowings facilitate, the Series will be in a worse position than if it had not borrowed. The use of derivatives in connection with leverage may create the potential for significant losses. The Series may pledge assets in connection with permitted borrowings.

 (ALL SERIES). Currently, the State of California imposes borrowing limitations on variable insurance products funds. To comply with these limitations, each Series, as a matter of operating policy, has undertaken that it will not borrow more than 10% of its net asset value when borrowing for any general purpose and will not borrow more than 25% of its net asset value when borrowing as a temporary measure to facilitate redemptions. For these purposes, net asset value is the market value of all investments or assets owned less outstanding liabilities at the time that any new or additional borrowing is undertaken.


Other Investments

     For temporary defensive purposes, all Series (except AMT International Investments) may each invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing. Also, for temporary defensive purposes, AMT Limited Maturity Bond, Government Income, Liquid Asset and Balanced Investments (fixed income portion only) may also adopt shorter weighted average maturities than normal.

     For temporary defensive purposes, AMT International Investments may invest up to 100% of its total assets in short-term foreign and U.S. investments such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities and repurchase agreements. The Series may also invest in such instruments to ensure adequate liquidity or to provide collateral to be held in segregated accounts.

     To the extent that a Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Duration


     Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity" in portfolio selection for AMT Limited Maturity Bond and Government Income Investments and for the debt securities portion of AMT Balanced Investments. "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.



     Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.



     There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

PERFORMANCE INFORMATION

 LIQUID ASSET PORTFOLIO. From time to time, the Liquid Asset Portfolio's annualized "yield" and "effective yield" may be presented in advertisements and sales literature. The Portfolio's "yield" represents an annualization of the increase in value of an account (excluding any capital changes) invested in the Portfolio for a specific seven-day period. The Portfolio's "effective yield" compounds such yield for a year and thus is greater than the Portfolio's yield.

 OTHER PORTFOLIOS. Performance information for each of the other Portfolios may also be presented from time to time in advertisements and sales literature. A Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. A Portfolio's total return is quoted for the one-year period and, where applicable, the five-year period and ten-year period through the most recent calendar quarter (or for the life of the Portfolio, if less than ten years) and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio distributions from net investment income and net realized gains.

     All performance information presented for the Portfolios is based on past performance and does not predict future performance. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts. Further information regarding each Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.

     Advertisements concerning the Trust may from time to time compare the performance of one or more Portfolios to various indices. Advertisements may also contain the performance rankings assigned certain Portfolios or their advisers by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolios are managed investment vehicles investing in a wide variety of securities, the securities owned by a Portfolio will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.


SPECIAL INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS




The Portfolios


      Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate Portfolios. The predecessors of all Portfolios were converted into the Portfolios on May 1, 1995; these conversions were approved by the shareholders of the predecessors of the Portfolios in August, 1994, with the exception of the International Portfolio which as of December 31, 1995 had not yet commenced investment operations. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

 DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

 SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

 CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.



The Series



     Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate series. On May 1, 1995, each Portfolio (other than the International Portfolio which as of December 31, 1995 had not yet commenced investment operations) invested all of its net investable assets (cash, securities, and receivables relating to securities) in a corresponding Series of Managers Trust, receiving a beneficial interest in that Series. This investment was authorized by the shareholders of the predecessors of these Portfolios in August, 1994. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.



 PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities. Historically, N&B Management, administrator to the Portfolios and AMT International Investments and investment manager of all Series has sponsored, with Neuberger&Berman, traditionally structured funds since 1950. However, it has operated __ master funds and __ feeder funds since August 1993 and now operates __ master funds and __ feeder funds.


     Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.

     A Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

     Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

 INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

 CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.

SHARE PRICES AND NET ASSET VALUE

     Each Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for each Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of a Series, the market value of the securities the Series holds plus cash and other assets; in the case of a Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). Each Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

     Each Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time. AMT Liquid Asset Investments, in accordance with Rule 2a-7 under the 1940 Act, will use the amortized cost method of valuation to enable AMT Liquid Asset Investments to try to maintain a stable NAV of $1.00 per share. AMT Liquid Asset Investments values its securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium.

     AMT Limited Maturity Bond, Government Income, and Balanced Investments (debt securities portion) value their securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Series periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days are valued at cost which, when combined with interest earned, approximates market value.

     AMT Growth, Partners, and Balanced Investments (equity portion) value their equity securities (including options) listed on the NYSE, the American Stock Exchange, other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the latest sale price on the day NAV is calculated. If there is no sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices. The Series value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

      Equity securities held by AMT International Investments are valued at the last sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or if there are no sales, at the last available bid price. Debt obligations held by AMT International Investments are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. AMT International Investments values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the trustees of Managers Trust believe accurately reflects fair value. AMT International Investments portfolio securities are listed primarily on foreign exchanges which may trade on days when the NYSE is closed. As a result, the NAV of the International Portfolio may be significantly affected on days when shareholders have no access to the Portfolio.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS



Dividends and Other Distributions

     Each of the Government Income, Growth, Partners, Balanced, Limited Maturity Bond, and International Portfolios annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains, and net realized gains from foreign currency transactions, if any, normally in February.

     The Liquid Asset Portfolio distributes to its shareholders substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses) and net realized capital gains. Income dividends are declared daily for the Portfolio at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in February.

     The Portfolios offer their shares solely to separate accounts of the Life Companies, except for the Balanced Portfolio which also offers its shares to Qualified Plans. All dividends and other distributions are distributed to the separate accounts (and, with respect to the Balanced Portfolio, to the Qualified Plans) and will be automatically invested in Trust shares. Dividends and other distributions made by a Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.




Tax Status

     Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Each Portfolio distributes all of its net income and gains to its shareholders.


     The Trust and Managers Trust have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions and credits).


     The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

SPECIAL CONSIDERATIONS

     The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. (See "Distribution and Redemption of Trust Shares".)

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to earnings allocable to the Variable Contract prior to the receipt of payments thereunder.
Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the Treasury Department in connection with variable life insurance policies.

     The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, and each United States government agency or instrumentality shall be treated as a separate issuer.

     Each Series will be managed in such a manner as to comply with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.


     Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.


     Currently, the State of California imposes diversification requirements on variable insurance products funds investing in non-U.S. securities. Under these requirements, a fund investing at least 80% of its assets in non-U.S. securities must be invested in at least five countries; less than 80% but at least 60%, in at least four countries; less than 60% but at least 40%, in at least three countries; and less than 40% but at least 20%, in at least two countries, except that up to 35% of a fund's assets may be invested in securities of issuers located in any of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany. The Trust and Managers Trust intend to comply with the California diversification requirements, to the extent applicable.

MANAGEMENT AND ADMINISTRATION



Trustees and Officers

     The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have overall responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or partners of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of any Portfolio, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.


Investment Manager, Adviser, Administrator, Sub-Adviser and Distributor



 ALL PORTFOLIOS AND THEIR CORRESPONDING SERIES. N&B Management serves as the investment manager of each Series, as administrator of each Portfolio and as distributor of the shares of each Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the seven Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Series and other mutual funds managed by N&B Management, also serves as investment adviser of two investment companies. These funds had aggregate net assets of approximately $___ billion as of December 31, 1995.



     As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of their securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $11.1 billion of assets as of December 31, 1995. All of the voting stock of N&B Management is owned by individuals who are general partners of Neuberger&Berman.



     Theresa A. Havell is a general partner of Neuberger&Berman and a director and Vice President of N&B Management. Ms. Havell is the Manager of the Fixed Income Group of Neuberger&Berman, which she established in 1984. The Fixed Income Group manages fixed income accounts that had approximately $___ billion of assets as of December 31, 1995. Ms. Havell has overall responsibility for the activities of the Fixed Income Group, providing guidance and reviewing portfolio strategy and structure.


     The following members of the Fixed Income Group are primarily responsible for the day-to-day management of the listed Series:


     AMT Liquid Asset Investments           --           Theresa A. Havell
and Josephine P. Mahaney. Ms. Mahaney has been a Senior Portfolio Manager in the Fixed Income Group since 1984, an Assistant Vice President of N&B Management from 1986 to 1994 and a Vice President of N&B Management since November 1994.



     AMT Limited Maturity Bond Investments and AMT Balanced Investments (debt
securities portion)          --             Theresa A. Havell and Thomas G.
Wolfe.

Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, Director of Fixed Income Credit Research since July 1993 and a Vice President of N&B Management since October 1995. From November 1987 to June 1993 he was Vice President in the Corporate Finance Department of the Standard & Poor's Rating Group.



     AMT Government Income Investments             --               Theresa A.
Havell and William H. Cunningham. Mr. Cunningham has been a member of the Fixed Income Group since March 1993, a Senior Portfolio Manager in the Fixed Income Group since June 1995 and a Vice President of N&B Management since October 1995. From August 1989 to February 1993 he was a manager in the Corporate Finance, Merger and Acquisitions and Capital Markets Groups for a major corporation.


     The following is a list of the equity Series of Managers Trust, together with information about individuals who are primarily responsible for the day-to-day management of these Series:


     AMT Growth Investments and AMT Balanced Investments (equity portion)
                --                              Mark R. Goldstein and Susan
Switzer. Mr. Goldstein is a Vice President of N&B Management and a general partner of Neuberger&Berman. Previously he was a securities analyst and portfolio manager with that firm. Susan Switzer has been an Assistant Vice President of N&B Management since March, 1995, and a portfolio manager for Neuberger&Berman since January 1995. Ms. Switzer was a research analyst and assistant portfolio manager for another money management firm from 1989 to 1994.

     AMT Partners Investments               --             Michael M. Kassen and
Robert I. Gendelman. Mr. Kassen is a Vice President of N&B Management and a general partner of Neuberger&Berman. Mr. Kassen was an employee of N&B Management from 1990 to December 1992. He was a portfolio manager of several large mutual funds managed by another prominent investment adviser from 1981 to 1988 and was general partner of two private investment partnerships from 1988 to 1990. Mr. Gendelman is a senior portfolio manager for Neuberger&Berman and an Assistant Vice President of N&B Management since 1994. He was a portfolio manager for another mutual fund manager from 1992 to 1993 and was managing partner of an investment partnership from 1988 to 1992.



     AMT International Investments              --                Felix Rovelli
is primarily responsible for the day-to-day management of the portfolio securities of the Series. Mr. Rovelli has been a Vice President at N&B Management since November 1995. Previously, he was a Senior Vice President-Senior Equity Portfolio Manager of BNP-N&B Global, from May 1994 to November 1995, and a first vice president and portfolio manager of another mutual fund that invested in international equity securities, from April 1990 to April 1994.


     N&B Management serves as distributor in connection with the offering of each Portfolio's shares. In connection with the sale of each Portfolio's shares, each Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in a Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.





 ALL PORTFOLIOS AND THEIR CORRESPONDING SERIES. Neuberger&Berman acts as the principal broker for all Series, except AMT International Investments, in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, each Series seeks to obtain the best price and execution of orders. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.


     The partners and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.


     To mitigate the possibility that a Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management and Neuberger&Berman have adopted policies that restrict securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.


Expenses


 ALL PORTFOLIOS AND THEIR CORRESPONDING SERIES. N&B Management provides investment management services to each Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to each Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:




Fees (AS PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                           Management (Series)           Administration (Portfolio)



GROWTH; PARTNERS;          0.55% of first $250 million             0.30%
   BALANCED                0.525% of next $250 million
                           0.50% of next $250 million
                           0.475% of next $250 million
                           0.45% of next $500 million
                           0.425% of over $1.5 billion

GOVERNMENT INCOME          0.35% of first $500 million             0.40%
                           0.325% of next $500 million
                           0.30% of next $500 million
                           0.275% of next $500 million
                           0.25% of over $2 billion

LIMITED MATURITY BOND;
 LIQUID ASSET              0.25% of first $500 million             0.40%
                           0.225% of next $500 million
                           0.20% of next $500 million
                           0.175% of next $500 million
                           0.15% of over $2 billion


INTERNATIONAL              0.85% of first $250 million             0.30%
                           0.825% of next $250 million
                           0.80% of next $250 million
                           0.775% of next $250 million
                           0.75% of next $500 million
                           0.725% of next $1.5 billion





 Each Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. Each Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolios and the Series, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Portfolios, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series are allocated on the basis of the net assets of the respective Series.




 The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as administrator of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, legal and accounting fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities.



Expense Reimbursement


 ALL PORTFOLIOS AND THEIR CORRESPONDING SERIES (EXCEPT INTERNATIONAL PORTFOLIO AND ITS CORRESPONDING SERIES). N&B Management has voluntarily undertaken to reimburse each Portfolio for its operating expenses and its pro rata share of its corresponding Series' operating expenses, excluding the compensation of N&B Management (with respect to all Portfolios but the Liquid Asset Portfolio and the Government Income Portfolio), taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed 1% of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.


 The effect of any reimbursement by N&B Management is to reduce operating expenses of a Portfolio and its corresponding Series and thereby increase total return.

 INTERNATIONAL PORTFOLIO AND ITS CORRESPONDING SERIES. From November 30, 1995 through December 31, 1996, N&B Management has voluntarily undertaken to reimburse the Portfolio for its operating expenses and its pro rata share of its corresponding Series' operating expenses, including, compensation to N&B Management, but excluding taxes, interest, extraordinary expenses and brokerage commissions, that exceed 1.70% of the Portfolio's average daily net asset value ("Portfolio Expense Limitation"). The Portfolio has in turn agreed to repay through December 31, 1997, for the excess operating expenses previously reimbursed to the Portfolio, so long as the Portfolio Expense Limitation is not exceeded. The effect of any reimbursement of the Portfolio or Series would be to reduce the Portfolio's expenses and thereby increase its total return.


Transfer and Dividend Paying Agent

 State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolios and in so doing performs certain bookkeeping, data processing and administrative services. Qualified Plan participants investing in the Balanced Portfolio should send all correspondence to State Street, care of Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All other correspondence should be sent to State Street Bank & Trust Company, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolios' assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES



Distribution and Redemption of Trust Shares

 Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of the Balanced Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.


 The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.


 Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares.
The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.



Distribution Plan

 The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.

 The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.

 Under the Distribution Plan, the Portfolio will require N&B Management to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.

DESCRIPTION OF INVESTMENTS

 In addition to the securities referred to in "Investment Programs" herein, some or all of the Series, as indicated below, may make the following investments, among others, individually or in combination, although a Series may not necessarily buy all of the types of securities or use all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolios are to qualify as regulated investment companies for tax purposes. For additional information on the following investments and on other types of investments the Series may make, see the SAI.

 U.S. GOVERNMENT AND AGENCY SECURITIES (ALL SERIES). U.S. Government securities are obligations of the U.S.Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government and Agency securities include certain mortgage-backed securities. The market prices of U.S. Government securities are not guaranteed by the government and generally fluctuate with changing interest rates.


 ILLIQUID SECURITIES (ALL SERIES). Each Series may invest up to 10% of its net assets in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, a Series may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Series' securities, under supervision of the trustees of Managers Trust. Securities which are freely tradeable in their country of origin or in their principal market will not be considered illiquid securities even if they are not registered for sale in the U.S.



 FOREIGN SECURITIES (ALL SERIES). All Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. All Series, except AMT Liquid Asset Investments, may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. AMT Limited Maturity Bond, Balanced, International and Government Income Investments may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.


 AMT Growth, Partners and Balanced Investments may each invest up to 10% of the value of its total assets in foreign securities that are issued by non-United States entities. The 10% limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.

 AMT International Investments may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

 Investments in foreign securities could be affected by factors generally not thought to be present in the U.S. Such factors include, but are not limited to, varying custody, brokerage and settlement practices; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; political, social, or diplomatic developments; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.

 In addition, investing in securities of foreign companies and governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, a Series may incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.

 JAPANESE INVESTMENTS (AMT INTERNATIONAL INVESTMENTS). AMT International Investments may invest a substantial portion of its assets in securities of Japanese issuers. The performance of the Portfolio will therefore be significantly affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has recently experienced a severe recession, including a decline in real estate values that adversely affected the balance sheets of many financial institutions. The effects of this economic downturn may be felt for a considerable period. Japan is undergoing a period of political instability, which may undercut its ability to resolve promptly trading disputes with the U.S. Japan is heavily dependent on foreign oil. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

 FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES (AMT INTERNATIONAL INVESTMENTS). The Series may invest up to 5% of its net assets in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers. The Series may invest in debt securities of any rating, including those rated below investment grade and unrated securities.

 FOREIGN CURRENCY TRANSACTIONS (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). Each of these Series may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend income received in foreign currencies. A Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. A Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by a Series if the value of the hedged currency increased.

 A Series may also enter into forward foreign currency exchange contracts for non-hedging purposes when the investment adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Series. A Series may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser believes that there is a pattern of correlation between the two currencies.


 If a Series enters into a forward currency exchange contract to sell foreign currency, it may be required to place cash or high grade liquid debt securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect a Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.


 PUT AND CALL OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). Each of these Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price. The seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for the option.


 AMT Limited Maturity Bond, Government Income, and Balanced Investments also may try to manage portfolio duration by (1) entering into interest-rate futures contracts traded on futures exchanges and (2) purchasing and writing options on futures contracts.


 AMT Limited Maturity Bond, Government Income, and Balanced Investments also may write covered call options and purchase put options on debt securities in their portfolios or on foreign currencies for hedging purposes or for the purpose of producing income. Each of these Series will write call options on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including price volatility and a high degree of leverage. A Series may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.

 AMT International Investments may enter into futures contracts and purchase and sell options on such contracts on both the U.S. and foreign exchanges for hedging and non-hedging purposes. AMT International Investments may (1) enter into futures contracts on debt securities, interest rates, securities indices and currencies and (2) purchase and write options on futures contracts.

 AMT International Investments may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Series may also use options on foreign currencies to cross-hedge. In addition, the Series may purchase call or put options on currencies for non-hedging purposes when the investment adviser expects that the currency will appreciate or depreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not held in the Series. Options on foreign currencies to be written or purchased by the Series will be traded on U.S. and foreign exchanges or over-the-counter. Options on foreign currencies which are traded in the over-the-counter market may be considered to be illiquid securities and subject to the restriction on illiquid securities. (See "Illiquid Securities," above.)

 To realize greater income than would be realized on portfolio securities transactions alone, AMT International Investments may write call and put options on any securities in which it may invest or options on any securities index based on securities in which the Series may invest. The Series will not write a call option on a security or currency unless it owns the underlying security or currency or has the right to obtain it at no additional cost.

 The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including price volatility and a high degree of leverage. AMT International Investments pays brokerage commissions or spreads in connection with its options transactions, as well as for purchases and sales of underlying securities or currency. The writing of options could result in significant increases in the Series' turnover rate.

 The primary risks in using put and call options, futures contracts and options on futures contracts, and forward foreign currency contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities held by the Series and the prices of the Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out a Hedging Instrument when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Series' securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these instruments. Futures, options and forward foreign currency contracts are considered derivatives.


 FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). In a when-issued transaction, a Series commits to purchase securities in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered at a future date (generally within three months). If the seller fails to complete the sale, a Series may lose the opportunity to obtain a favorable price and yield. When-issued securities may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase which may magnify fluctuation in the Series' NAV.


 INDEXED SECURITIES (AMT INTERNATIONAL, LIMITED MATURITY BOND, GOVERNMENT INCOME AND BALANCED INVESTMENTS). Each of these Series may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short-to-intermediate term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.


 REPURCHASE AGREEMENTS/SECURITIES LOANS (ALL SERIES). Each Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, a Series buys a security from a Federal Reserve member bank (or with respect to AMT International Investments, from a foreign bank or U.S. branch or agency of a foreign bank), or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). Each Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.



 REVERSE REPURCHASE AGREEMENTS (ALL SERIES) AND DOLLAR ROLLS(AMT LIMITED MATURITY BOND, GOVERNMENT INCOME AND BALANCED INVESTMENTS). In a reverse repurchase agreement, a Series sells securities and at the same time agrees to repurchase the same securities at a later date at a fixed price. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. In a dollar roll, a Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase the fluctuation in the market value of a Series' assets and are forms of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements and dollar rolls.


 CONVERTIBLE SECURITIES (AMT INTERNATIONAL, PARTNERS, GROWTH AND BALANCED INVESTMENTS). Each of these Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or, are unrated.

 MORTGAGE-BACKED SECURITIES (AMT LIQUID ASSET, LIMITED MATURITY BOND, GOVERNMENT INCOME, AND BALANCED INVESTMENTS). Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities may be U.S. Government mortgage-backed securities, which are issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, FNMA and FHLMC certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities.

 ASSET-BACKED SECURITIES (AMT LIQUID ASSET, LIMITED MATURITY BOND, GOVERNMENT INCOME, AND BALANCED INVESTMENTS). Asset-backed securities represent interests in, or are secured by and payable from pools of assets, such as consumer loans, CARS ("Certificates for Automobile Receivables"), credit card receivable securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans. The risk that recovery on repossessed collateral might be unavailable, or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

 OTHER INVESTMENT COMPANIES (AMT INTERNATIONAL INVESTMENTS). AMT International Investments may invest up to 10% of its total assets in the shares of other investment companies. Such investment may be the most practical or only manner in which the Series can participate in certain foreign markets because of the expenses involved or because vehicles for investing in certain countries may not be available at the time the Series is ready to make an investment. As a shareholder in an investment company, the Series would bear its pro rata share of that investment company's expenses. Investment in investment companies may involve the payment of substantial premiums above the value of such issuers' portfolio securities. The Series does not intend to invest in such funds unless, in the judgment of the investment adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

 OTHER INVESTMENTS (AMT PARTNERS, GROWTH, AND BALANCED INVESTMENTS). Although each of these Series invests primarily in common stocks, except AMT Balanced Investments (debt portion), when market conditions warrant each may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents.

 SHORT SELLING (AMT PARTNERS, GROWTH, BALANCED, AND INTERNATIONAL INVESTMENTS). Each Series may attempt to limit exposure to a possible market decline in the value of portfolio securities through short sales of securities which the investment adviser believes possess volatility characteristics similar to those being hedged and may use short sales in an attempt to realize gain. To effect such a transaction, a Series will borrow a security from a brokerage firm to make delivery to the buyer. A Series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, a Series is required to pay to the lender any accrued interest or dividend and may be required to pay a premium.

     A Series will realize a gain if the security declines in price between the date of the short sale and the date on which the Series replaces the borrowed security. A Series will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Series may be required to pay in connection with a short sale. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may defer recognition of gains or losses into another tax period.

 AMT Partners, Growth, Balanced and International Investments may make short sales against-the-box, in which the Series sells short securities it owns or has the right to obtain without payment of additional consideration.

 SWAP AGREEMENTS (AMT GOVERNMENT INCOME INVESTMENTS). To help enhance the value of its portfolio or manage its exposure to different types of investments, the Series may enter into interest rate, currency, and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars."

 In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

 In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

 Swap agreements, including caps and floors, may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Series' performance. Swap agreements involve risks depending upon the other party's credit-worthiness and ability to perform, as well as the Series' ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated. Swap agreements are generally considered "derivatives."


 VARIABLE AND FLOATING RATE SECURITIES (AMT BALANCED, GOVERNMENT INCOME, LIMITED MATURITY BOND AND LIQUID ASSET INVESTMENTS). Variable and floating rate securities have interest rate adjustment formulas that help to stabilize their market value. Many of these instruments carry a demand feature which permits a Series to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. A Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, AMT Liquid Asset Investments calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act.


 ZERO COUPON SECURITIES (ALL SERIES). Zero coupon securities do not pay interest currently; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, a Series accrues a portion of the difference between a zero coupon bond's purchase price and its face value.

 MUNICIPAL OBLIGATIONS (AMT LIMITED MATURITY BOND AND BALANCED INVESTMENTS). Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and
private activity bonds                              --
the interest on which may be a tax preference item for purposes of the federal
alternative minimum tax                              --
which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Both of these factors could affect the ability of an issuer of municipal securities to meet its obligations.



 RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL SERIES). The Series may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted securities are liquid.

USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION



 Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in this Prospectus or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a single combined Prospectus and combined SAI.

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                            APPENDIX A TO PROSPECTUS


     [TO BE UPDATED IN A POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT OF REGISTRANT FILED ON OR BEFORE THE EFFECTIVE DATE OF THIS POST-EFFECTIVE REGISTRATION STATEMENT]


                      TOTAL RETURN ANALYSIS USING CONSTANT
                        ASSET ALLOCATION S&P "500"/2 YR.
                               U.S. TREASURY NOTES

                                   1960 - 1994



FIXED ASSET ALLOCATION             COMPARISON TO 100%
S&P "500"/2 YR. TREASURY NOTES     S&P "500" ALLOCATION
------------------------------------------------------------------------

100/0 (100% S&P "500")
     Return                   10.06%         100.0%
     Volatility               15.3%          100.0%
70/30
     Return                    9.33           92.74
     Volatility               11.1            72.3
60/40
     Return                    9.05           89.96
     Volatility                9.7            63.3
50/50
     Return                    8.74           86.88
     Volatility                8.4            54.7
0/100
     Return                    6.90           68.59
     Volatility                4.2            27.3

                                     PART B

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated __________, 1996




     The Balanced Portfolio, Government Income Portfolio, Growth Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio and Partners Portfolio (each a "Portfolio") of Neuberger&Berman Advisers Management Trust ("Trust") offer shares pursuant to a Prospectus dated __________, 1996 and invest all of their net investable assets in AMT Balanced Investments, AMT Government Income Investments, AMT Growth Investments, AMT International Investments, AMT Limited Maturity Bond Investments, AMT Liquid Asset Investments and AMT Partners Investments (each a "Series"), respectively.


     The Portfolios' Prospectus provides the basic information that an investor ought to know before investing. A copy of the Prospectus may be obtained, without charge, by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0006.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

     No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Portfolio or its distributor. The Prospectus and this SAI do not constitute an offering by a Portfolio or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS


                                                                            PAGE

INVESTMENT INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
     Investment Policies and Limitations . . . . . . . . . . . . . . . . . .   1
     Top-down approach to regional and country diversification . . . . . . .   9
     Bottom-up approach to security selection. . . . . . . . . . . . . . . .   9
     Currency Risk Management - AMT International Investments. . . . . . . .  10
     Discussions with Portfolio Managers . . . . . . . . . . . . . . . . . .  10
     Additional Investment Information . . . . . . . . . . . . . . . . . . .  15



CERTAIN RISK CONSIDERATIONS. . . . . . . . . . . . . . . . . . . . . . . . .  45



PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .  45



TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . . . .  48



CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . .  53



INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES. . . . . . . . .  54
     Expense Reimbursement . . . . . . . . . . . . . . . . . . . . . . . . .  56
     Management and Control of N&B Management. . . . . . . . . . . . . . . .  57
     Sub-Adviser . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  58
     Investment Companies Advised. . . . . . . . . . . . . . . . . . . . . .  58



DISTRIBUTION ARRANGEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . .  62



ADDITIONAL REDEMPTION INFORMATION. . . . . . . . . . . . . . . . . . . . . .  62
     Suspension of Redemptions . . . . . . . . . . . . . . . . . . . . . . .  62



DIVIDENDS AND OTHER DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . .  63



ADDITIONAL TAX INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .  63
     Taxation of the Portfolios. . . . . . . . . . . . . . . . . . . . . . .  63
     Taxation of the Series. . . . . . . . . . . . . . . . . . . . . . . . .  64



VALUATION OF PORTFOLIO SECURITIES. . . . . . . . . . . . . . . . . . . . . .  68



PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .  68
     All Series (except AMT International Investments) . . . . . . . . . . .  68
     AMT International Investments . . . . . . . . . . . . . . . . . . . . .  69
     All Series. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  69

     Portfolio Turnover. . . . . . . . . . . . . . . . . . . . . . . . . . .  74



REPORTS TO SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . . . . . . .  74



CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  75



INDEPENDENT AUDITORS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  75



LEGAL COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  75



REGISTRATION STATEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . .  75


FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  75

Appendix A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1
     RATINGS OF SECURITIES . . . . . . . . . . . . . . . . . . . . . . . . . A-1

Appendix B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-1
     A CONVERSATION WITH ROY NEUBERGER . . . . . . . . . . . . . . . . . . . B-1

                             INVESTMENT INFORMATION


     Each Portfolio is a separate series of the Trust, a Delaware business trust registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Portfolio seeks its investment objective by investing all of its net investable assets in the corresponding Series of Advisers Managers Trust ("Managers Trust"), which has an investment objective identical to, and a name similar to, that of the Portfolio. Each Series, in turn, invests in accordance with an investment objective, policies and limitations identical to those of its corresponding Portfolio. (The Trust and Managers Trust, which also is an open-end management investment company, are together referred to below as the "Trusts.") All Series of Managers Trust are managed by Neuberger & Berman Management Incorporated ("N&B Management").


     The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Portfolio and each Series. Unless otherwise specified, those investment policies and limitations are not fundamental. However, although any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Portfolio Trustees") or of Managers Trust ("Series Trustees") without shareholder approval, each Portfolio intends to notify its shareholders before implementing
any material change in any non-fundamental policy or limitation.   The
fundamental investment policies and limitations of a Portfolio or a Series may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Portfolio or Series represented at a meeting at which more than 50% of the outstanding Portfolio or Series shares are represented or (2) a majority of the outstanding shares of the Portfolio or Series. This vote is required by the Investment Company Act of 1940 ("1940 Act") and is referred to in this SAI as a "1940 Act majority vote." Whenever a Portfolio is called upon to vote on a change in the investment objective or a fundamental investment policy or limitation of its corresponding Series, the Portfolio casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

     Each Portfolio has the following fundamental investment policy, to enable it to invest in its corresponding Series:

     Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Portfolio.

     All other fundamental investment policies and limitations, and the non-fundamental investment policies and limitations, of each Portfolio and its corresponding Series are identical. Therefore, although the following discusses the investment policies and limitations of the Series, it applies equally to their corresponding Portfolios. Because each Portfolio invests all of its net investable assets in its corresponding Series, however, a Series' investment policies and limitations govern the type of investments in which the corresponding Portfolio has an indirect interest.

     For purposes of the investment limitation on concentration in particular industries, N&B Management identifies the "issuer" of a municipal obligation that is not a general obligation note or bond on the basis of the obligation's characteristics. The most significant of these characteristics is the source of funds for the payment of principal and interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under a Portfolio's quality restrictions, an issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the quality restrictions of AMT Limited Maturity Bond Investments and AMT Balanced Investments without credit support, the Series treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee.

     Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Series.

     The Series' fundamental investment policies and limitations are as follows:

     1.  BORROWING.  Each Series may not borrow money, except that a Series may
(i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment (except for AMT INTERNATIONAL INVESTMENTS which may borrow for leveraging or investment, and AMT GOVERNMENT INCOME INVESTMENTS which may borrow for any purpose, including to meet redemptions or increase the amount available for investment) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Series' total assets, the Series will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     2. COMMODITIES. Each Series may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Series from purchasing futures contracts or options (including options on futures (and, with respect to AMT INTERNATIONAL INVESTMENTS, foreign currencies and forward contracts) but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

     3. DIVERSIFICATION. Each Series may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Series' total assets would be invested in the securities of that issuer or (ii) the Series would hold more than 10% of the outstanding voting securities of that issuer.

     4. INDUSTRY CONCENTRATION. Each Series may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of (i) the securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, (ii) investments by all Series (except AMT PARTNERS INVESTMENTS, AMT GOVERNMENT INCOME INVESTMENTS and AMT INTERNATIONAL INVESTMENTS) in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks, or (iii) investments by AMT GOVERNMENT INCOME INVESTMENTS in mortgage- and asset-backed securities (regardless of whether they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities). Mortgage- and asset-backed securities are considered to be a single industry.

     5. LENDING. Each Series may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (I) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

     6. REAL ESTATE. (ALL SERIES EXCEPT AMT INTERNATIONAL INVESTMENTS). Each Series may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Series from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

     (AMT INTERNATIONAL INVESTMENTS). The Series may not invest any part of its total assets in real estate or interests in real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Series from purchasing readily marketable securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

     7. SENIOR SECURITIES. Each Series may not issue senior securities, except as permitted under the 1940 Act.

     8. UNDERWRITING. Each Series may not underwrite securities of other issuers, except to the extent that a Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

     For purposes of fundamental investment limitation number 3 above, as applied to AMT GOVERNMENT INCOME INVESTMENTS, mortgage- and asset-backed securities will not be considered to have been issued by the same issuer because they have the same sponsor, and such securities issued by a finance or other single purpose subsidiary of a corporation that are not guaranteed by the parent corporation will be considered to be issued by an issuer separate from the parent corporation.

     The following non-fundamental investment policies and limitations apply to the Series:

     1. BORROWING. (ALL SERIES EXCEPT AMT GOVERNMENT INCOME INVESTMENTS AND AMT INTERNATIONAL INVESTMENTS). Each Series may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

     2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, each Series may not make any loans other than securities loans.


     3. INVESTMENTS IN OTHER INVESTMENT COMPANIES. (AMT PARTNERS INVESTMENTS, AMT GOVERNMENT INCOME INVESTMENTS AND AMT INTERNATIONAL INVESTMENTS). Each Series may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.


     4. MARGIN TRANSACTIONS. Each Series may not purchase securities on margin from brokers, except that a Series may obtain such short-term credits as are necessary for the clearance of securities transactions. For all Series except AMT LIQUID ASSET INVESTMENTS, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.


     5. SHORT SALES. (AMT LIQUID ASSET INVESTMENTS, AMT GROWTH INVESTMENTS, AMT LIMITED MATURITY BOND INVESTMENTS AND AMT PARTNERS INVESTMENTS). Each Series may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold (or, in the case of AMT GROWTH INVESTMENTS, not more than 10% of the Series' net assets (taken at current value) is held as collateral for such sale at any one time). Transactions in futures contracts and options shall not constitute selling securities short.



     (AMT BALANCED INVESTMENTS). The Series will not engage in a short sale (except a short sale against-the-box) if, as a result, the dollar amount of all short sales will exceed 25% of its net assets, of if, as a result, the value of securities of any one issuer in which the Series would be short will exceed 2% of the value of the Series' net assets or 2% of the securities of any class of any issuer. Transactions in futures contracts and options are not considered short sales.


     (AMT GOVERNMENT INCOME INVESTMENTS). The Series may not sell securities short, unless it covers the short sale as required by current rules or positions of the Securities and Exchange Commission and its staff, provided that the Series may not sell securities short if (i) the dollar amount of the short sales would exceed 5% of its net assets or (ii) the value of securities of an issuer sold short by the Series would exceed the lesser of 2% of the Series' net assets or 2% of a class of the issuer's outstanding securities. Transactions in futures contracts and options shall not constitute selling securities short.

     (AMT INTERNATIONAL INVESTMENTS). The Series will not engage in a short sale (except a short sale against-the-box), if, as a result, the dollar amount of all short sales will exceed 25% of its net assets, or if, as a result, the value of securities of any one issuer in which the Series would be short will exceed 2.0% of the value of the Series' net assets or 2.0% of the securities of any class of any issuer. Transactions in forward foreign currency contracts, futures contracts and options are not considered short sales.


     6. OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND TRUSTEES. Each Series may not purchase or retain the securities of any issuer if, to the knowledge of the Series' management, those officers and trustees of the Trusts and officers and directors of N&B Management who each own individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.


     7. UNSEASONED ISSUERS. Each Series may not purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Series' total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For AMT GOVERNMENT INCOME INVESTMENTS, this restriction does not apply to mortgage- and asset-backed securities.

     8. ILLIQUID SECURITIES. Each Series may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Series has valued the securities, such as repurchase agreements maturing in more than seven days.

     9. RESTRICTED SECURITIES. (AMT INTERNATIONAL INVESTMENTS). The Series may not purchase a security restricted as to resale if, as a result thereof, more than 10% of the Series' total assets would be invested in restricted securities. Securities that can be sold freely in the principal market in which they are traded are not considered restricted, even if they cannot be sold in the U.S.


     10. WARRANTS. (AMT INTERNATIONAL INVESTMENTS AND AMT BALANCED INVESTMENTS). Each Series may not invest more than 5% of its net assets in warrants, whether or not such warrants are listed on the New York Stock Exchange ("NYSE") or the American Stock Exchange ("AmEx"), or more than 2% of its net assets in unlisted warrants. For purposes of this limitation, warrants are valued at the lower of cost or market value and warrants acquired by the Series in units or attached to securities are deemed to be without value, even if the warrants are later separated from the unit.



     11. OIL AND GAS PROGRAMS. (AMT PARTNERS INVESTMENTS, AMT GOVERNMENT INCOME INVESTMENTS, AMT INTERNATIONAL INVESTMENTS AND AMT BALANCED INVESTMENTS). Each Series may not invest in participations or other direct interests in oil, gas, or other mineral leases or exploration or development programs, (but each of AMT PARTNERS INVESTMENTS and AMT INTERNATIONAL INVESTMENTS may purchase securities of companies that own interests in any of the foregoing).



     12. REAL ESTATE. (AMT GOVERNMENT INCOME INVESTMENTS, AMT INTERNATIONAL INVESTMENTS AND AMT BALANCED INVESTMENTS). Each Series may not invest in real estate limited partnerships.


     13. INVESTMENTS IN ANY ONE ISSUER. (AMT GOVERNMENT INCOME INVESTMENTS). The Series may not purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Series' total assets would be invested in the securities of that issuer.

     (AMT INTERNATIONAL INVESTMENTS). At the close of each quarter of the Series' taxable year, (i) no more than 25% of its total assets will be invested in the securities of a single issuer, and (ii) with regard to 50% of its total assets, no more than 5% of its total assets will be invested in the securities of a single issuer. These limitations do not apply to U.S. government securities, as defined for tax purposes.

     14. PUTS, CALLS, STRADDLES, OR SPREADS. (AMT PARTNERS INVESTMENTS). The Series may not invest in puts, calls, straddles, spreads, or any combination thereof, except that the Series may (i) write (sell) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and (ii) purchase call options in related closing transactions. The Series does not construe the foregoing limitation to preclude it from purchasing or writing options on futures contracts.

     15. FOREIGN SECURITIES. (AMT PARTNERS INVESTMENTS). The Series may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars.

     RATING AGENCIES. As discussed in the Prospectus, each Series may purchase securities rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Among the NRSROs, the Series rely primarily on ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

     INTERNATIONAL INVESTING - AMT INTERNATIONAL INVESTMENTS. Equity portfolios consisting solely of domestic investments have not enjoyed the higher returns foreign opportunities can offer. For more than thirty years, for example, the growth rate of many foreign economies has outpaced that of the U.S. While the U.S. accounted for almost 66% of the world's total securities market capitalization in 1970, it accounted for less than 45% of that total at the end of 1993 - or less than half of the world's available stocks and bonds today (source: Morgan Stanley Capital International).

     Over time, a number of international equity markets have outperformed their U.S. counterparts. Although there are no guarantees, foreign markets could continue to provide attractive investment opportunities.

AVERAGE ANNUAL TOTAL RETURN FOR 10 YEARS(1)


[TO BE UPDATED IN A POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT OF THE REGISTRANT FILED ON OR BEFORE THE EFFECTIVE DATE OF THIS POST-EFFECTIVE REGISTRATION STATEMENT]



U.S.A.                         14.28%
               ----------------

AUSTRALIA                       15.97%
               -----------------

NORWAY                           16.03%
               ------------------

JAPAN                             16.86%
               -------------------

UNITED KINGDOM                     17.73%
               --------------------

GERMANY                             18.73%
               ---------------------

SPAIN                                  20.05%
               ------------------------

FRANCE                                  20.83%
               -------------------------

BELGIUM                                    24.90%
               ----------------------------

HONG KONG                                    26.50%
               ------------------------------

               ------------------------------------------------------------
               0.00%     10.00%    20.00%    30.00%    40.00%


------------------------

   (1) Source: Lipper Analytical Services, Inc. For the period ended 12/31/94. Average annual total returns are measured in U.S. dollars and include changes in share price, dividends paid and the gross effect of reinvesting dividends. In some years, the average of international markets has underperformed that of the U.S. market. The foreign countries shown above were selected from the Morgan Stanley Capital International Europe, Australia, Far East (EAFE-Registered Trademark-) Index, which is an unmanaged index of non-U.S. equity market performance. The average annual total return of the EAFE-Registered Trademark-Index was 17.89% for the ten-year period. This chart reflects the past performance of the U.S. and major non-U.S. stock markets and is not representative of future performance of those markets and is not intended to represent past or future performance of the Portfolio. EAFE-Registered Trademark- is the property of Morgan Stanley & Co. Incorporated.

     In addition, according to Morgan Stanley Capital International, the leading companies in any given sector are not always U.S.-based. For example, 22 of the largest 25 automobile companies are based outside the U.S. as are 20 of the top 25 banks.

     A principal advantage of investing overseas is diversification. A diversified portfolio gives investors the opportunity to pursue increased overall return while reducing risk. It is prudent to diversify by taking advantage of investment opportunities in more than one country's stock or bond market. By investing in several countries through a worldwide portfolio, investors can lower their exposure and vulnerability to weakness in any one market. Investors should be aware, however, that international investing is not a guarantee against market risk and may be affected by economic factors described in the Prospectus, such as the prospects of individual companies, and other risks such as currency fluctuations or controls, expropriation, nationalization and confiscatory taxation.

     Furthermore, for the individual investor, buying foreign stocks and bonds can be difficult, involving many decisions. Accessing international markets is complicated; few individuals have the time or resources to thoroughly evaluate foreign companies and markets, or the ability to incur the high transaction costs of direct investment in such markets. A mutual fund investing in foreign securities offers an investor broad diversification at a relatively low cost.

     AMT International Investments invests primarily in equity securities of companies located in developed foreign economies, as well as in the "emerging markets." In all cases the investment process of the Series' Investment Adviser includes a combination of "top-down country allocation" and "bottom-up security selection."

TOP-DOWN APPROACH TO REGIONAL AND COUNTRY DIVERSIFICATION


     N&B Management uses extensive economic research to identify countries that offer attractive investment opportunities, by analyzing factors such as Gross Domestic Product growth rates, interest rate trends, and currency exchange rates. Market valuations, combined with correlation and volatility comparisons, provide N&B Management with a target allocation across 20 or more countries.


BOTTOM-UP APPROACH TO SECURITY SELECTION


     N&B Management value-driven style seeks out attractively priced issues, by concentrating on criteria such as a low price-to-earnings ratio relative to earnings growth rate, balance sheet strength, low price to cash flow, and management quality. Typically, over 100 individual issues will comprise the portfolio. The portfolio will be comprised of medium- to large - capitalization companies in relation to each individual national market.

CURRENCY RISK MANAGEMENT - AMT INTERNATIONAL INVESTMENTS


     Exchange rate movements and volatility are important factors in international investing. N&B Management believes in actively managing the Series' currency exposure, in an effort to capitalize on foreign currency trends and to reduce overall portfolio volatility. Currency risk management is performed separately from equity analysis. N&B Management intends to use a combination of economic analysis to guide the Series' longer-term posture and quantitative trend analysis to assist in timing decisions with respect to whether (or when) to invest in instruments denominated in a particular foreign currency, or whether or when to hedge particular foreign currencies in which liquid foreign exchange markets exist.



DISCUSSIONS WITH PORTFOLIO MANAGERS


AN INTERVIEW WITH FELIX ROVELLI, PORTFOLIO MANAGER OF AMT INTERNATIONAL INVESTMENTS

     Q: Why should investors allocate a portion of their assets to international markets?

     A: First, an investor who does not invest internationally misses out on more than two-thirds of the world's potential investment opportunities. The U.S. stock market today represents less than one-half of the world's stock market capitalization, and the U S. portion continues to shrink as other countries around the world introduce or expand the size of their equity markets. Privatizations of government-owned corporations, initial public offerings, and the occasional creation of official stock exchanges in emerging economies, continuously present new opportunities for capital in an expanding global market.

     Second, many foreign economies are in earlier stages of development than ours and are growing fast. Economic growth can often mean potential for investment growth.

     Finally, international investing helps an investor increase diversification and can reduce risk. Domestic and foreign markets generally do not all move in the same direction, so gains in one market may offset losses in another.

     Q:  Does international investing involve special risks?

     A: Currency risk is one important risk presented by international investing. Fluctuations in exchange rates can either add to or reduce an investor's returns, a fact that anyone who invests in foreign markets should keep in mind.

     Other risks include, but are not limited to, greater market volatility, less government supervision and availability of public information and the possibility of adverse economic or political developments. The special risks of foreign investing are discussed in greater detail in the Prospectus.

     Q:  What are some of the advantages of investing in an international fund?

     A: An international mutual fund can be a convenient way to invest internationally and diversify assets among several markets to reduce risk.

     Additionally, the considerable burden of obtaining timely, accurate and comprehensive information about foreign economies and securities is left to seasoned professional managers.

     Q:  What is your investment approach?


     A: N&B Management seeks to capitalize on investments in countries where positive economic and political factors are likely to produce above-average
returns.   Studies have shown that the allocation of assets among countries is typically the most important factor contributing to portfolio performance. N&B Management believes that in the long term, a nation's economic growth and the performance of its equity market are highly correlated. Therefore, N&B Management will continuously evaluate the global economic outlook as well as individual country data to guide country allocation. Our process also leads to diversification across many countries, typically 20 or more, in an effort to limit total portfolio risk.



     N&B Management strives to invest in companies within the selected countries that are in the best position to capitalize on such positive developments or companies that are most attractively valued. N&B Management will usually include in the Series' investments the securities of large-capitalization companies in relation to each individual national market, as well as securities of faster-growing, medium-sized companies that offer potentially higher returns but are often associated with higher risk.



     The criteria for security selection focuses on companies with leadership in specific markets or niches within specific industries, which appear to exhibit positive fundamentals, and seem undervalued relative to their earnings potential or the worth of their assets. Typically, in emerging markets, N&B Management will invest in relatively large, established companies which N&B Management believes possess the managerial, financial, and marketing strength to exploit successfully the growth of a dynamic economy. In more developed markets, such as Europe and Japan, the Series may invest to a higher degree in medium-sized companies. Medium-sized companies can often provide above average growth, and are less followed by market analysts, a fact that sometimes leads to inefficient valuation.



     Finally, N&B Management will strive to limit total portfolio volatility and increase returns by selectively hedging the Series' foreign currency exposure in times when N&B Management expects the U.S. Dollar to strengthen.


     Q:  How do you perceive the current outlook?

     A: There is still an abundance of exciting investment opportunities around the world. Many equity markets still have not reached the maturity stage of the U.S. market and have much more room to grow. There are new markets opening up to foreign investments and many changes are occurring in markets where equity investments have traditionally commanded less attention than fixed-income securities.

     In addition, it appears that both Europe and Japan are currently at the bottom of their economic cycles. In many economies, the current recession has been the most severe of all recessions in the last five decades. With global inflation still in check, many economies should continue to have lower interest rates, which, coupled with a forecast of recovery in profits, could positively impact stock market returns.


THERESA A. HAVELL AND THOMAS G. WOLFE: PORTFOLIO MANAGERS OF AMT LIMITED MATURITY BOND INVESTMENTS AND AMT BALANCED INVESTMENTS (DEBT SECURITIES PORTION); THERESA A. HAVELL AND WILLIAM C. CUNNINGHAM PORTFOLIO MANAGERS OF AMT GOVERNMENT INCOME INVESTMENTS.


     Investors are accustomed to thinking of yield or interest rate figures as the same as total return on their investment, because savings accounts, conventional money market funds, and CDs do indeed return the stated yield. But bond funds are different -- bonds not only pay interest, they also fluctuate in value. For example, a decline in prevailing levels of interest rates generally increases the value of debt securities in a bond fund's portfolio, while an increase in rates usually reduces the value of those securities. As a result, interest rate fluctuations will affect a fund's net asset value (and total return) but not the income received by the fund from its portfolio securities. Both the yield and risk to principal usually increase as the maturity of the bond increases.

     So looking at yield alone carries high risk because the highest yielding bonds historically tend to be the ones with the longest maturities. The risk to principal in these bonds can be nearly as great as the risk in stocks and may not produce the same reward.

     What advice does Ms. Theresa Havell, the manager of the Fixed Income Group of Neuberger & Berman, have for investors seeking the highest returns on their fixed income investments? "Look beyond interest rates to total return," she states unequivocally. Total return includes the yield from the bond and the increase or decrease in the market value (price) of the bond.

     "Once you consider the risk to principal, then total return is the only concept that can measure what you are actually earning from your fixed income securities," Ms. Havell says.

     The Limited Maturity Bond Portfolio is intended for investors who seek the highest current income with less net asset value fluctuations from interest rate changes than that of a longer-term bond fund. Both the yield and risk to principal usually increase as the maturity of the bond increases. The Portfolio's corresponding Series provides active fixed income portfolio management through investment in securities with an average weighted portfolio duration of no longer than five years. Studies of bond returns have shown total returns were best in bonds having maturities of two to five years. These limited duration bonds have historically provided the best value in the bond market and outperformed both shorter- and longer-term securities.


     "Bonds of two-to-five year duration have yields that have historically captured up to 95% of yields of longer bonds, but with substantially less price volatility," Ms. Havell explains. That's why studies show that limited duration bonds may provide the best value in the bond market.


     "Fixed income securities should preserve capital and provide the highest
total return consistent with preservation of capital," says                  ,
manager of AMT Limited Maturity Bond Investments.


     From time to time, however, due to changes in monetary and fiscal policies, the government bond yield curve may tilt steeply, causing longer-term bonds to offer significantly higher yields than shorter- or intermediate-term bonds. At such times, investors may be rewarded with higher returns by investing in longer-term bonds, either directly or through a fund such as the Government
Income Portfolio, says           , manager of AMT Government Income Investments.


     The Government Income Portfolio is designed for investors who seek a higher level of income and total return than money market or short-to-intermediate bond funds generally provide and are willing to accept more principal fluctuation in order to achieve that objective. N&B Management follows a flexible investment strategy depending on market conditions and interest rate trends. This opportunistic strategy looks aggressively for opportunities to maximize income and total return by adjusting the duration to take maximum advantage of interest rates. The Government Income Portfolio may be a suitable complement to lower risk, lower return bond funds and a complement to an equity fund portfolio. On a risk level, longer-term bonds have a standard deviation between common stocks (represented by the S&P "500" Composite Stock Price Index ("S&P 500 Index")) and intermediate-term 5-year U.S. Treasury Bonds. Standard deviation is a statistical measure of the degree to which the value of an individual security may vary (or deviate) from the mean.


     At times, N&B Management may use the concept of "duration" when describing the investment program of AMT Government Income Investments. Duration is a measure of the expected life of a fixed income security and is an indicator of a security's price "volatility" or "risk" associated with changes in interest rates. Whereas a debt security's "term to maturity" measures only the time until the final payment thereon is made, its duration also takes into account the present value of each payment thereunder expected to be received through maturity.

MARK R. GOLDSTEIN, PORTFOLIO MANAGER OF AMT GROWTH INVESTMENTS.

     The investment objective of AMT Growth Investments is capital appreciation, without regard to income. "The Series differs from the other Series in its willingness to invest in stocks with price/earnings ratios or price-to-cash-flow ratios that are reasonable relative to a company's growth prospects and that of the general market," says Mark Goldstein, its portfolio manager. Mr. Goldstein has consistently followed this approach as a portfolio manager at N&B Management. He looks for stocks of financially sound companies with a special market capability, a competitive advantage or product that makes them particularly attractive over the long term, but likes to purchase them at a reasonable price relative to their growth rates. Mr. Goldstein calls this approach "GARP" -- growth at a reasonable price. "An investor shouldn't try to beat the market by trading funds like stocks. The hardest thing to do -- but the best thing to do -- is to put in some money when the market is down and keep it there. That's how one really builds wealth over the long term -- a mutual fund is a great long-term investment."

     "We view value both on a relative and an absolute basis, so we may buy stocks with somewhat higher multiples than the other Series," Mr. Goldstein explains. "We also tend to stay more fully invested when we think the market is attractive for quality growth companies. But we will get out of stocks into cash when we think there are no reasonable values available."

MICHAEL M. KASSEN AND ROBERT I.GENDELMAN: CO-MANAGER OF AMT PARTNERS INVESTMENTS

     "The investment objective of AMT Partners Investments is capital growth," says its co-manager Michael Kassen. "We want to make money in good markets and not give up those gains during rough times."

     "Our investors seek consistent performance and have a moderate risk tolerance. They do know, however, that stock investments can provide the long-term upside potential essential to meeting their long-term investment goals, particularly a comfortable retirement and planning for a college education."

     "We look for stocks that are undervalued in the market-place: stocks with strong fundamentals such as low price-to-earnings ratios, consistent cash flow, and support from asset values. If the market goes down, those stocks we elect to hold, historically, go down less."

     Mr. Kassen monitors stocks of medium-sized companies that often are not closely scrutinized by other investors. He researches these companies in order to determine if they will produce a new product, become an acquisition target, or undergo a financial restructuring. Mr. Kassen also focuses on companies that dominate certain markets because "market leaders tend to earn higher levels of profits."

ADDITIONAL INVESTMENT INFORMATION

     Some or all of the Series, as indicated below, may make the following investments, among others although they may not buy all of the types of securities, or use all of the investment techniques, that are described.


     REPURCHASE AGREEMENTS. (ALL SERIES). Repurchase agreements are agreements under which a Series purchases securities from a bank that is a member of the Federal Reserve System (or with respect to AMT International Investments, from a foreign bank or a U.S. branch or agency of a foreign bank), or a securities dealer, that agrees to repurchase the securities from the Series at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. No Series will enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Series will enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity or duration limitations) that the Series' investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the value of the repurchase agreement, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Series' account by the custodian or a bank acting as the Series' agent.



     SECURITIES LOANS. (ALL SERIES). In order to realize income, each Series may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Series by depositing collateral, which will be marked to market daily, in a form determined to be satisfactory by the Series Trustees and equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


     RESTRICTED SECURITIES AND RULE 144A SECURITIES. (ALL SERIES). Each Series may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Series qualify under Rule 144A, and an institutional market develops for those securities, the Series likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of a Series' illiquidity. N&B Management, acting under guidelines established by the Series Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that can be freely sold in the markets in which they are principally traded are not considered by a Series to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the U.S.


     Where registration is required, a Series may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Series may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Series might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Series' 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Series Trustees.

     REVERSE REPURCHASE AGREEMENTS. (ALL SERIES).   A reverse repurchase
agreement involves a Series' sale of portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of each Series' investment limitations and policies concerning borrowings. While a reverse repurchase agreement is outstanding, a Series will maintain with its custodian in a segregated account cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities, marked to market daily, in an amount at least equal to the Series' obligations under the agreement. There is a risk that the contra-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Series.

     BANKING AND SAVINGS INSTITUTION SECURITIES. (AMT LIQUID ASSET INVESTMENTS, AMT LIMITED MATURITY BOND INVESTMENTS, AMT GOVERNMENT INCOME INVESTMENTS AND AMT BALANCED INVESTMENTS). Each of these Series may invest in banking and savings institution obligations, which include CDs, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and CDs, time deposits, and other short-term obligations issued by savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated; and bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which a Series invests typically are not covered by deposit insurance.

     These Series may invest in securities issued by a commercial bank or savings institution only if (1) the bank or institution has total assets of at least $1,000,000,000, (2) the bank or institution is on N&B Management's approved list, (3) in the case of a U.S. bank or institution, its deposits are insured by the Federal Deposit Insurance Corporation, and (4) in the case of a foreign bank or institution, the securities are, in N&B Management's opinion, of an investment quality comparable with other debt securities that may be purchased by the Series. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements. These Series (except AMT Government Income Investments) do not currently intend to invest in any security issued by a foreign savings institution.

     LEVERAGE. (AMT INTERNATIONAL INVESTMENTS AND AMT GOVERNMENT INCOME INVESTMENTS). Each of these Series may make investments when borrowings are outstanding. Leveraging a Series creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Portfolio shares and in the Portfolio's yield. Although the principal of such borrowings will be fixed, a Series' assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Series which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Series will have to pay, the Series' net income will be greater than it would be if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Series will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. Reverse repurchase agreements which a Series does not fully collateralize create leverage, a speculative factor, and will also be considered as borrowings for purposes of the Series' investment limitations.

     Generally, each of these Series does not intend to use leverage for investment purposes. AMT International Investments may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.


     FOREIGN SECURITIES. (ALL SERIES). Each of the Series may invest in U.S. dollar-denominated securities issued by foreign issuers (including governments, quasi-governments and, with respect to AMT International Investments, banks) and foreign branches of U.S. banks, including negotiable CDs, commercial paper and, with respect to AMT International Investments, bankers' acceptances. These investments are subject to each Series' quality and, in the case of each fixed income Series, their maturity or duration standards.


     While investments in foreign securities are intended to reduce risk by providing further diversification (with respect to all Series but AMT International Investments), such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the U.S.


     Each Series (except AMT Liquid Asset Investments) may invest in equity (except AMT Government Income Investments and AMT Limited Maturity Bond Investments), debt, or other income-producing securities (of issuers in countries whose governments are considered stable by N&B Management that are denominated in or indexed to foreign currencies, including, but not limited to,
(1) common and preferred stocks, with respect to all Series except AMT Government Income Investments and AMT Limited Maturity Bond Investments (2) convertible securities, with respect to AMT Balanced, Growth, Partners and International Investments (3) warrants (subject to non-fundamental limitation number 10), with respect to AMT International Investments (4) CDs, commercial paper, fixed-time deposits, and bankers' acceptances issued by foreign banks,
(5) obligations of other corporations, and (6) obligations of foreign governments, or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in these securities includes the special risks associated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) nationalization, expropriation, or confiscatory taxation, (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the U.S.), and (3) expropriation or nationalization of foreign portfolio companies. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments, and there are generally higher commission rates on foreign portfolio transactions. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Series endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.


     Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. The interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments.

     Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodian fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Series is uninvested and no return is earned thereon. The inability of a Series to make intended security purchases due to settlement problems could cause a Series to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Series due to subsequent declines in value of the portfolio securities, or, if a Series has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Series' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     With respect to all Series except AMT International Investments and AMT Liquid Asset Investments, in order to limit the risk inherent in investing in foreign-currency-denominated securities, each Series may not purchase any such security if after such purchase more than 10% of its total assets (taken at market value) (except 25% with respect to AMT Limited Maturity Bond and Government Income Investments) would be invested in such securities. Within such limitation, however, a Series is not restricted in the amount it may invest in securities denominated in any one foreign currency.

     VARIABLE OR FLOATING RATE SECURITIES. (AMT LIQUID ASSET INVESTMENTS, AMT LIMITED MATURITY BOND INVESTMENTS, AMT GOVERNMENT INCOME INVESTMENTS AND AMT BALANCED INVESTMENTS). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities (collectively, "Variable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure. The Variable Rate Securities in which each Series invests frequently permit the holder to demand payment of the securities' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, the Variable Rate Securities might not meet the quality standards applicable to obligations purchased by the Series. Accordingly, in purchasing these securities, each Series relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Series will not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer (excluding securities that do not rely on the credit instrument or insurance for their rating, i.e., stand on their own credit).

     A Series can also buy fixed rate securities accompanied by demand features or put options, permitting the Series to sell the security to the issuer or third party at a specified price. A Series may rely on the creditworthiness of issuers of puts in purchasing these securities.


     In calculating its maturity or duration, each Series is permitted to treat certain variable and floating rate securities as maturing on a date prior to the date on which principal is due to be paid. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.


     MORTGAGE-BACKED SECURITIES. (AMT LIQUID ASSET INVESTMENTS, AMT LIMITED MATURITY BOND INVESTMENTS, AMT GOVERNMENT INCOME INVESTMENTS AND AMT BALANCED INVESTMENTS). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"), or may be issued by private issuers.

     Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).

     Governmental, government-related, and private entities may create mortgage loan pools to back mortgage pass-through and mortgage-collateralized investments in addition to those described above. Commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities (which generally are affiliates of the foregoing established to issue such securities), also create pass-through pools of residential mortgage loans. In addition, such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantees. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees, as well as the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-backed security meets a Series' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

     A Series may buy mortgage-backed securities without insurance or guarantees, if N&B Management determines that the securities meet the Series' quality standards. A Series will not purchase mortgage-backed securities or any other assets that, in N&B Management's opinion, are illiquid if, as a result, more than 10% of the value of the Series' net assets will be illiquid. N&B Management will, consistent with a Series' objective, policies and limitations, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.


     Because many mortgages are repaid early, the actual maturity of many mortgage-related securities is shorter than their stated final maturity. In calculating its maturity or duration, a Series may apply certain industry conventions regarding the maturity or duration of mortgage-backed instruments.
A change in market interest rates will affect the rate at which homeowners prepay or refinance their mortgages and, consequently, will change the effective maturities of most mortgage-related securities.


     ASSET-BACKED SECURITIES. (AMT LIQUID ASSET INVESTMENTS, AMT LIMITED MATURITY BOND INVESTMENTS, AMT GOVERNMENT INCOME INVESTMENTS AND AMT BALANCED INVESTMENTS). These Series may purchase asset-backed securities, including commercial paper. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-related securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than is the case for mortgage-backed securities.

     Certificates for Automobile Receivables-SM- ("CARS-SM-") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS-SM-are "passed-through" monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS-SM- if the full amounts due on underlying installment sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage, or loss of the vehicles securing the contracts, or other factors.

     Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of credit card receivable securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on the Accounts are used to fund the transfer to the pool of assets supporting the securities of additional credit card charges made on the Accounts. Usually, the initial fixed period also may be shortened upon the occurrence of specified events that signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of credit card receivable securities thus depends on the continued generation of additional principal amounts in the underlying Accounts and the non-occurrence of specified events. The nondeductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

     Credit cardholders are entitled to the protection of state and federal consumer credit laws, many of which give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholders.

     DOLLAR ROLLS. (AMT LIMITED MATURITY BOND INVESTMENTS, AMT GOVERNMENT INCOME INVESTMENTS AND AMT BALANCED INVESTMENTS). A "dollar roll" involves the sale by a Series of securities for delivery in the current month and the Series' simultaneously agreeing to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. These techniques are considered borrowings for purposes of each Series' investment policies and limitations concerning borrowings. There is a risk that the contra-party will be unable or unwilling to complete the transactions as scheduled, which may result in losses to each Series.

     FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). Each Series may purchase securities (including, with respect to AMT Limited Maturity Bond, Government Income and Balanced Investments, mortgage-backed securities such as GNMA, FHMA, and FHLMC certificates) on a when-issued basis, that is, by committing to purchase securities (to secure an advantageous price and yield at the time of the commitment) and completing the purchase by making payment against delivery of the securities at a future date. AMT International Investments may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Series to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued purchases and forward commitment transactions enable a Series to "lock in" what the adviser believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Series might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Series might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields.

     The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Series' net asset value starting on the date of the agreement to purchase the securities. A Series does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Series makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in a Series' assets. Fluctuations in the market value of the underlying securities are not reflected in a Series' NAV as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transactions, but a Series may agree to a longer settlement period.

     A Series will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Series may dispose of or renegotiate a commitment after it has been entered into. A Series also may sell securities it has committed to purchase before those securities are delivered to the Series on the settlement date. A Series may realize a capital gain or loss in connection with these transactions.

     When a Series purchases securities on a when-issued basis, it maintains, in a segregated account with its custodian, until payment is made, cash, U.S. government securities, or other liquid, high-grade debt securities having an aggregate market value equal to the amount of its purchase commitment. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that a Series will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

     COVERED CALL (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS) AND PUT (AMT LIMITED MATURITY BOND INVESTMENTS, AMT GOVERNMENT INCOME INVESTMENTS, AMT BALANCED INVESTMENTS AND AMT INTERNATIONAL INVESTMENTS) OPTIONS ON INDIVIDUAL SECURITIES. AMT Limited Maturity Bond Investments, AMT Government Income Investments and AMT Balanced Investments may write or purchase put and call options on securities. Each of AMT Partners and AMT Growth Investments may write or purchase covered call options on securities it owns valued at up to 10% of its net assets. Generally, the purpose of writing and purchasing these options is to reduce the effect of the securities' price fluctuations that effect a Portfolio's NAV. AMT Limited Maturity Bond, Government Income and Balanced Investments may also write covered call options to earn premium income.


     AMT International Investments may write call options and purchase put options on securities in order to hedge (I.E., write or purchase options to reduce the effect of price fluctuations of securities held by the Series that affect the Portfolio's NAV). The Series may also purchase or write put options, purchase call options and write covered call options in an attempt to enhance income.

     The obligation under any option terminates upon expiration of the option or at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Series and is never exercised, the Series will lose the entire amount of the premium paid.

     A Series will receive a premium for writing a put option, which will obligate the Series to acquire a certain security at a certain price at any time until a certain date if the purchaser of the option decides to sell such security. The writer of the option may be obligated to purchase the security at more than its current value.

     When a Series purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. A Series would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

     When a Series writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time the purchaser requests, until a certain date, for a premium. Each Series intends to write only "covered" call options on securities it owns. So long as the obligation of the writer of the call option continues, the writer may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price.
The writer may be obligated to deliver securities underlying an option at less than the market price thereby giving up any additional gain on the security.

     When a Series purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A call option would be purchased by a Series in order to protect against an increase in the price of the securities it intends to purchase or to offset a previously written call option.

     Portfolio securities on which call and put options may be written and purchased by a Series are purchased solely on the basis of investment considerations consistent with the Series' investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which a Series will not do), but is capable of enhancing a Series' total return. When writing a covered call option, a Series, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Series, in return for the premium, takes the risk that it must purchase the underlying security at an exercise price, which may be more than the current market price of the security. If a call or put option that a Series has written expires unexercised, the Series will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call or put option is exercised, the Series will realize a gain or loss from the sale or purchase of the underlying security.

     Securities options are traded both on exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Series and its counter-party with no clearing organization guarantee. Thus, when a Series sells or purchases an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing purchase transaction" with the dealer to whom or from whom the Series originally sold or purchased the option. There can be no assurance that a Series would be able to liquidate an OTC option at any time prior to expiration. Unless a Series is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of the counter-party's insolvency, a Series may be unable to liquidate its option position and the associated cover. N&B Management monitors the creditworthiness of dealers with which a Series may engage in OTC options, and will limit a Series' counterparties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.


     The assets used as cover (and held in a segregated account) for OTC options sold or written by a Series will be considered illiquid for purposes of the non-fundamental policies and limitations of the Series unless the OTC options are sold to qualified dealers who agree that the Series may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The premium received (or paid) by a Series when it writes (or purchases) a call or put option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by a Series for writing a covered call or put option is recorded as a liability on the Series' statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the sales price on the option's last trade on that day before the time the Series' NAV is computed or, in the absence of any trades thereof on that day, the mean between the bid and ask prices as of that time.

     Each Series pays the brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.

     Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Series to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Series desires to sell a particular security on which it has written a call option (or if it desires to protect itself against having to purchase a security on which it has written a put option), it will seek to effect a closing transaction prior to, or concurrently with, the sale (or purchase) of the security. There is, of course, no assurance that a Series will be able to effect closing transactions at favorable prices. If a Series cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, (or purchase a security that it would not have otherwise bought), in which case it would continue to be subject to market risk on the security.

     Options normally have expiration dates between three and nine months from the date written. AMT International Investments may purchase both European-style options and American-style options. European-style options are only exercisable immediately prior to their expiration. American-style options, in contrast, are exercisable at any time prior to their expiration date. The exercise price of an option may be below, equal to, or above the current market value of the underlying security at the time the option is written. From time to time, a Series may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

     A Series will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. However, because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Series.

     PUT AND CALL OPTIONS ON SECURITIES INDICES. (AMT INTERNATIONAL INVESTMENTS). AMT International Investments may write or purchase put and call options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Series' securities or securities the Series intends to buy. However, the Series currently does not expect to invest a substantial portion of its assets in securities index options. Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed "index multiplier."

     A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indexes are currently traded on the Chicago Board Options Exchange, the NYSE, the AmEx and foreign exchanges.

     The Series may purchase put options in order to hedge against an anticipated decline in securities market prices that might adversely affect the value of the Series' portfolio securities. If the Series purchases a put option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any decline in the level of the securities index below the exercise price. Such payments would tend to offset a decline in the value of the Series' portfolio securities. However, if the level of the securities index increases and remains above the exercise price while the put option is outstanding, the Series will not be able to exercise the option profitably and will lose the amount of the premium and any transaction costs. Such loss may be partially offset by an increase in the value of the Series's portfolio securities.

     The Series may purchase call options on securities indices in order to participate in an anticipated increase in securities market prices. If the Series purchases a call option on a securities index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the securities index above the exercise price. Such payments would, in effect, allow the Series to benefit from securities market appreciation even though it may not have had sufficient cash to purchase the underlying securities. Such payments may also offset increases in the price of securities that the Series intends to purchase. If, however, the level of the securities index declines and remains below the exercise price while the call option is outstanding, the Series will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially offset by a reduction in the price the Series pays to buy additional securities for its portfolio.

     The Series may write securities index options in order to close out positions in securities index options which it has purchased. These closing sale transactions enable the Series immediately to realize gains or minimize losses on its options positions. If the Series is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

     The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the

Series will not exactly match the composition of the securities indices on which options are available. In addition, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Series in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based.

     OTHER RISKS OF OPTIONS TRANSACTIONS. All securities index options purchased by AMT International Investments will be listed and traded on an exchange. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Series is unable to effect a closing purchase transaction with respect to covered options it has written, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. AMT International Investments may purchase and sell both options that are traded on U.S. and foreign exchanges and certain options traded in the OTC market in transactions with broker-dealers who make markets in such options.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient interest in trading certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or its clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the clearing organization as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The writing of options on securities involves a risk that a portfolio will be required to sell or purchase such securities at a price less favorable than the current market price and will lose the benefit of appreciation or depreciation in the market price of such securities.

     The Series would incur brokerage commissions or spreads in connection with its options transactions as well as for purchases and sales of underlying securities. Brokerage commissions from options transactions are generally higher than for portfolio securities transactions. The writing of options could result in a significant increase in the Series' turnover rate.

     INDEXED SECURITIES. (AMT LIMITED MATURITY BOND INVESTMENTS, AMT GOVERNMENT INCOME INVESTMENTS, AMT INTERNATIONAL INVESTMENTS AND AMT BALANCED INVESTMENTS). These Series may invest in securities linked to foreign currencies, interest rates, commodities, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose value at maturity or interest rate rises or falls according to the change in one or more specified underlying instruments.
Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates) and may have return characteristics similar to direct investments in the underlying instrument or to one or more options thereon. However, some indexed securities are more volatile than the underlying instrument itself.

     FUTURES CONTRACTS AND OPTIONS THEREON. (AMT INTERNATIONAL INVESTMENTS, AMT LIMITED MATURITY BOND INVESTMENTS, AMT GOVERNMENT INCOME INVESTMENTS AND AMT BALANCED INVESTMENTS). AMT International Investments may enter into futures contracts for the purchase or sale of individual securities and futures contracts on securities indices which are traded on exchanges licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and the rules of such foreign exchange. AMT International Investments may purchase and sell futures for bona fide hedging purposes and non-hedging purposes (I.E., in an effort to enhance income) as defined in regulations of the CFTC.


     AMT Limited Maturity Bond, Government Income and Balanced Investments may purchase and sell interest-rate futures contracts and options thereon. These Series engage in interest rate futures and options transactions in an attempt to hedge against changes in securities prices resulting from expected changes in prevailing interest rates, and they engage in foreign currency Futures and options transactions in an attempt to hedge against expected changes in prevailing currency exchange rates. Because the Futures markets may be more liquid than the cash markets, the use of Futures permits a Series to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. These Series do not engage in transactions in futures or options thereon for speculation; they view investment in (1) interest-rate Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on securities denominated in foreign currencies held or intended to be acquired by them.


     A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of securities having a standardized face value and rate of return during a particular month. By purchasing futures on securities, a Series will legally obligate itself to accept delivery of the underlying security and to pay the agreed price. By selling futures on securities, the Series will legally obligate itself to make delivery of the security and receive payment of the agreed price.

     Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the position will be valued by or under the direction of the Trustees of Managers Trust.

     Futures contracts on securities are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or loss. While futures contracts on securities entered into by a Series will usually be liquidated in this manner, the Series may instead make or take delivery of the underlying securities whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures on securities are traded assumes responsibility for closing out contracts and guarantees that, if a contract is still open, the sale or purchase of securities will be performed on the settlement date.

     Similarly, a securities index futures contact does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular securities index futures contract reflect changes in the specified index of the securities on which the futures contract is based.

     A Series sells futures contracts in order to offset a possible decline in the value of its securities. When a futures contract is sold by a Series, the value of the contract will tend to rise when the value of the Series' securities declines and will tend to fall when the value of such securities increases. A Series purchases future contracts in order to fix what is believed to be a favorable price for securities a Series intends to purchase. If a futures contract is purchased by a Series, the value of the contract will tend to change together with changes in the value of such securities.

     A Series may also purchase put and call options on futures contracts for bona fide hedging and, with respect to AMT International Investments, non-hedging purposes. A put option purchased by a Series would give it the right to assume a position as the seller of a futures contract (assume a "short position"). A call option purchased by a Series would give it the right to assume a position as the purchaser of a futures contract (assume a "long position"). The purchase of an option on a futures contract requires a Series to pay a premium. In exchange for the premium, a Series becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any actions under the contract. If the option cannot be profitably exercised before it expires, the Series' loss will be limited to the amount of the premium and any transaction costs.

     In addition, a Series may write (sell) put and call options on futures contracts for bona fide hedging and, with respect to AMT International Investments, non-hedging purposes. The writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Series intends to purchase. However, a Series becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Conversely, the writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Series' assets. By writing a call option, a Series becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price.

     A Series may enter into closing purchase or sale transactions in order to terminate a futures contract. A Series may close out an option which it has purchased or written by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Series' ability to enter into closing transactions depends on the development and maintenance of a liquid market, which may not be available at all times.


     Although futures and options transactions are intended to enable a Series to manage interest rate, stock market or currency exchange risks, unanticipated changes in interest rates, market prices or currency exchange rates could result in poorer performance than if a Series had not entered into these transactions. Even if N&B Management correctly predicts interest rate, market price or currency rate movements, a hedge could be unsuccessful if changes in the value of a Series' futures position did not correspond to changes in the value of its investments. This lack of correlation between a Series' futures and securities or currency positions may be caused by differences between the futures and securities or currency markets or by differences between the securities underlying the Series' futures position and the securities held by or to be purchased for the Series. N&B Management will attempt to minimize these risks through careful selection and monitoring of a Series' futures and options positions. The ability to predict the direction of the securities markets, interest rates and currency exchange rates involves skills different from those used in selecting securities.


     The prices of futures contracts depend primarily on the value or level of the securities or indices on which they are based. Because there is a limited number of types of futures contracts, it is likely that the standardized futures contracts available to a Series will not exactly match the securities the Series wishes to hedge or intends to purchase, and consequently will not provide a perfect hedge against all price fluctuation. To compensate for differences in historical volatility between positions a Series wishes to hedge and the standardized futures contracts available to it, a Series may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase.


     FOREIGN CURRENCY TRANSACTIONS. (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). The Series may engage in foreign currency exchange transactions. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies ("forward contracts") (in amounts not exceeding 5% of each Series' net assets, with respect to AMT Partners and Growth Investments). A Series may enter into forward contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. AMT International Investments may also enter forward contracts for non-hedging purposes. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.


     When a Series enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may wish to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, a Series will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


     When N&B Management believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars which approximates the value of some or all of a Series' securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities denominated in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.



     A Series may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, when N&B Management believes that there is a pattern of correlation between the two currencies. AMT International Investments may also purchase and sell forward contracts for non-hedging purposes when N&B Management anticipates that the foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Series' portfolio.


     When a Series engages in forward contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Series to deliver an amount of foreign currency in excess of the value of the Series' portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, a Series may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Series chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Series into such currency. If the Series engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.


     The Series are not required to enter into such transactions and will not do so unless deemed appropriate by N&B Management.


     Using forward contracts to protect the value of a Series' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Series' foreign assets.

     While a Series may enter forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while a Series may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Series than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Series' portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Series. Such imperfect correlation may cause the Series to sustain losses which will prevent the Series from achieving a complete hedge or expose the Series to risk of foreign exchange loss.

     An issuer of fixed income securities purchased by a Series may be domiciled in a country other than the country in whose currency the instrument is denominated. AMT International Investments may also invest in debt securities denominated in the European

Currency Unit ("ECU"), which is a "basket" consisting of a specified amount in the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Series may invest in securities denominated in other currency "baskets." The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Series' ability to prevent potential losses.

     A Series' activities in forward contracts, currency futures contracts and related options and currency options (see below) may be limited by the requirements of federal income tax law applicable to its corresponding Portfolio for qualification as a regulated investment company ("RIC"). See "Additional Tax Information."


     CURRENCY FUTURES AND RELATED OPTIONS. (AMT INTERNATIONAL INVESTMENTS, AMT LIMITED MATURITY BOND INVESTMENTS, AMT GOVERNMENT INCOME INVESTMENTS AND AMT BALANCED INVESTMENTS). Each of these Series may enter into currency futures contracts and options on such futures contracts in domestic and foreign markets. Each of these Series may sell a currency futures contract or a call option, or it may purchase a put option on such futures contract, if N&B Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of a Series' securities denominated in such currency. If N&B Management anticipates that exchange rates will rise, a Series may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in a particular currency and which the Series intends to purchase. AMT International Investments may also purchase a currency futures contract, or a call option thereon, for non-hedging purposes when N&B Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Series' portfolio. Each Series will use these futures contracts and related options for hedging purposes and, with respect to AMT International Investments, for non-hedging purposes as well (I.E., in an effort to enhance income) as defined in CFTC regulations.


     The sale of a currency futures contract creates an obligation by a Series, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. The purchase of a currency futures contract creates an obligation by a Series, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To close out a currency futures contract sold by a Series, the Series may purchase a currency futures contract for the same aggregate amount of currency and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Series is immediately paid the difference. Similarly, to close out a currency futures contract purchased by a Series, the Series sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Series realizes a gain. Likewise, if the offsetting sale price is less than the purchase price, the Series realizes a loss.

     Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. For the holder of an option, there are no daily payments of cash for "variation" or "maintenance" margin payments to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract.


     A risk in employing currency futures contracts to protect against price volatility of portfolio securities which are denominated in a particular currency is that the prices of such securities subject to currency futures contracts may not completely correlate with the behavior of the cash prices of the Series' securities. The correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that N&B Management could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place. When a Series engages in the purchase of currency futures contracts, an amount equal to the market value of the currency futures contract (minus any required margin) will be deposited in a segregated account of securities, cash, or cash equivalents to collateralize the position and thereby limit the use of such futures contracts.


     Put and call options on currency futures have characteristics similar to those of other options. In addition to the risks associated with investing in options on securities, however, there are particular risks associated with transactions in options on currency futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market for such options.

     OPTIONS ON FOREIGN CURRENCIES. (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). Each of these Series may write and purchase covered call and put options on foreign currencies (in amounts not exceeding 5% of each Series' net assets, with respect to AMT Growth and Partners Investments) for the purpose of protecting against declines in the U.S. dollar value of portfolio securities or protecting the dollar equivalent of dividend, interest, or other payment on those securities and against increases in the U.S. dollar cost of securities. A decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such decreases in the value of portfolio securities, a Series may purchase put options on the foreign currency. If the value of the currency declines, a Series will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Series' securities denominated in that currency.

     Conversely, if a rise in the dollar value of a currency is projected for those securities to be acquired, thereby increasing the cost of such securities, a Series may purchase call options on such currency. If the value of such currency increases, the purchase of such call options would enable the Series to purchase currency for a fixed amount of dollars which is less than the market value of such currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities a Series intends to acquire. As in the case of other types of options transactions, however, the benefit a Series derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Series could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

     A Series may also write options on foreign currencies for hedging purposes. For example, if a Series anticipated a decline in the dollar value of foreign currency denominated securities because of declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received by the Series.

     Similarly, a Series could write a put option on the relevant currency, instead of purchasing a call option, to hedge against an anticipated increase in the dollar cost of securities to be acquired. If exchange rates move in the manner projected, the put option will expire unexercised and allow the Series to offset such increased cost up to the amount of the premium. However, as in the case of other types of options transactions, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, a Series also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

     AMT International Investments may purchase call options on currency for non-hedging purposes when N&B Management anticipates that the currency will appreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not included in the Series' portfolio. AMT International Investments may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone. However, in writing covered call options for additional income, AMT International Investments may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, AMT International Investments accepts, in return for the option premium, the risk that it may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.


     AMT International Investments would normally purchase call options for non-hedging purposes in anticipation of an increase in the market value of a currency. AMT International Investments would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise the Series would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by AMT International Investments for the purpose of benefiting from a decline in the value of currencies which it does not own. The Series would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Series would realize either no gain or a loss on the purchase of the put option.

     A call option written on foreign currency by a Series is "covered" if the Series owns the underlying foreign currency subject to the call, or if it has an absolute and immediate right to acquire that foreign currency without additional cash consideration. This also would apply to additional cash consideration held in a segregated account by its custodian, upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Series holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the amount of the difference is maintained by the Series in cash or liquid, high-grade debt securities in a segregated account with its custodian.

     LIMITATIONS ON TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS. A Series is required to maintain margin deposits with brokerage firms through which it effects futures contracts, and must deposit "initial margin" each time it enters into a futures contract. Such "initial margin" is usually equal to a percentage of the contract's value. In addition, due to current industry practice, daily variation margin payments in cash are required to reflect gains and losses on open futures contracts. As a result, a Series may be required to make additional margin payments during the term of a futures contract. A Series may not purchase or sell futures contracts (including currency futures contracts) or related options on foreign or U.S. exchanges if immediately thereafter the sum of the amounts of initial margin deposits on the Series' existing futures contracts and premiums paid for options on futures (excluding futures contracts and options on futures entered into for bona fide hedging purposes and net of the amount the positions are "in the money") would exceed 5% of the market value of the Series' total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Series, an amount of cash, cash equivalents or securities denominated in the appropriate currency equal to the market value of the futures contracts and options (less any related margin deposits) will be deposited in a segregated account with its custodian to collateralize the position, thereby limiting the use of such futures contracts.

     The extent to which a Series may enter into futures contracts and option transactions may be limited by the requirements of federal income tax law applicable to its corresponding Portfolio for qualification as a RIC. See "Additional Tax Information." A Series generally will not enter into a forward contract with a term of greater than one year. A Series may experience delays in the settlement of its foreign currency transactions.

     When a Series engages in forward contracts for the sale or purchase of currencies, the Series will either cover its position or establish a segregated account. The Series will consider its position covered if it has securities in the currency subject to the forward contract, or otherwise has the right to obtain that currency at no additional cost. In the alternative, the Series will place cash which is not available for investment, liquid, high-grade debt securities or other securities (denominated in the foreign currency subject to the forward contract) in a separate account. The amounts in such separate account will equal the value of the Series' total assets which are committed to the consummation of foreign currency exchange contracts. If the value of the securities placed in the separate account declines, the Series will place additional cash or securities in the account on a daily basis so that the value of the account will equal the amount of the Series' commitments with respect to such contracts.

     SHORT SALES (AMT INTERNATIONAL INVESTMENTS) AND SHORT SALES AGAINST-THE-BOX (AMT PARTNERS INVESTMENTS, AMT GROWTH INVESTMENTS, AMT BALANCED INVESTMENTS AND AMT INTERNATIONAL INVESTMENTS). AMT International Investments may enter into short sales of securities to the extent permitted by the Series' nonfundamental investment policies and limitations. Under applicable guidelines of the staff of the SEC, if the Series engages in a short sale of the type referred to in the Prospectus, it must put in a segregated account (not with the broker) an amount of cash or U.S. government securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Series replaces the borrowed security, it must daily maintain the segregated account at such a level that (3) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short, and (4) the amount deposited in it plus the amount deposited with the broker as collateral will not be less than the market value of the securities at the time they were sold short.

     The effect on the Series of engaging in short selling is similar to the effect of leverage. Short selling may exaggerate changes in the Portfolio's NAV and yield. Short selling may also produce higher than normal portfolio turnover which may result in increased transaction costs to the Series and may result in gains from the sale of securities deemed to have been held for less than three months. Such gains must be limited in order for AMT International Investments to qualify as a RIC. See "Additional Tax Information."

     AMT Partners, Growth, Balanced and International Investments may make short sales against-the-box, in which the Series sells short securities it owns or has the right to obtain without payment of additional consideration.

     FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. (ALL SERIES). Each Series may invest in foreign corporate bonds and debentures and sovereign debt instruments issued or guaranteed by foreign governments, their agencies or instrumentalities.


     Foreign debt securities are subject to risks similar to those of other foreign securities. In addition, foreign debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and are also subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. N&B Management will invest in such securities only when it concludes that the anticipated return to the Series and the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of the ratings used by Moody's and S&P is included in the Appendix to the SAI. Subsequent to its purchase by the Series, an issue of securities may cease to be rated or its rating may be reduced. In such a case, N&B Management will make a determination as to whether the Series should dispose of the downgraded securities.

     CONVERTIBLE SECURITIES. (AMT INTERNATIONAL INVESTMENTS, AMT GROWTH INVESTMENTS, AMT BALANCED INVESTMENTS AND AMT PARTNERS INVESTMENTS). A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock.

     Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that nonconvertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Series is called for redemption, the Series will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the fund's ability to achieve its investment objective.

     PREFERRED STOCK. (AMT INTERNATIONAL INVESTMENTS, AMT GROWTH INVESTMENTS, AMT BALANCED INVESTMENTS AND AMT PARTNERS INVESTMENTS). Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.


     COMMERCIAL PAPER. (ALL SERIES). Commercial paper is a short-term debt security issued by a corporation or bank for purposes such as financing current operations. AMT Growth, Partners, Liquid Asset and International Investments may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of equivalent quality. AMT International Investments may invest in such commercial paper, as a defensive measure, to maintain adequate liquidity or as needed for segregated accounts.


     Each Series may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While such restricted securities are normally deemed illiquid, N&B Management, or with respect to AMT International Investments, BNP-N&B Global, may in certain cases determine that such paper is liquid, pursuant to guidelines established by Managers Trust's Board of Trustees.

     ZERO COUPON SECURITIES. (ALL SERIES). Each of these Series may invest in zero coupon securities (up to 5% of its net assets, with respect to AMT Partners Investments and AMT Limited Maturity Bond Investments), which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or specify a future date when the securities begin paying current interest. Rather, they are issued and traded at a discount from their face amount or par value, which discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

     The discount on zero coupon securities ("original issue discount") is taken into account by each Series prior to the receipt of any actual payments.
Because each Portfolio must distribute to its shareholders substantially all of its income (including its share of its corresponding Series' original issue discount) for income tax purposes (see "Additional Tax Information"), a Series may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Portfolio's distribution requirements.

     The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality.

     MUNICIPAL OBLIGATIONS. (AMT LIMITED MATURITY BOND INVESTMENTS AND AMT BALANCED INVESTMENTS). Municipal obligations are issued by or on behalf of states (as used herein, including the District of Columbia), territories and possessions of the United States and their political subdivisions, agencies, and instrumentalities; the interest on which is exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes", which are also municipal obligations, are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

     The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations in which a Series invests (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of the Series' investments in municipal obligations, whereas a decline in interest rates generally will increase that value. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Both of these factors could affect the ability of an issuer of municipal securities to meet its obligations.

     INTEREST RATE PROTECTION TRANSACTIONS. (AMT GOVERNMENT INCOME INVESTMENTS). AMT Government Income Investments may enter into interest rate swaps, caps, floors, and collars. An interest rate swap involves an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount (the "notional principal amount"). In an interest rate cap or floor transaction, one party agrees to make payments to the other party when a specified market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. An interest rate collar transaction involves both a cap and a floor (that is, one party agrees to make payments to the other party when a specified market interest rate goes outside a specified range).

     The Series enters into these transactions only with banks and recognized securities dealers believed by N&B Management to present minimal credit risks in accordance with guidelines established by the Trustees, for the purpose of (1) preserving a return or spread on a particular investment or portion of its portfolio, (2) protecting against an increase in the price of securities it anticipates purchasing at a later date, or (3) effectively fixing the rate of interest it pays on borrowings. The Series uses interest rate protection transactions as hedges and not as speculative investments; these transactions are subject to risks comparable to those described herein with respect to other hedging strategies. If the Series enters into such a transaction and N&B Management incorrectly forecasts interest rates, market values, or other economic factors, the Series would have been in a better position had it not hedged at all. The Series does not treat these transactions as being subject to its borrowing restrictions.

     The Series will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Series enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of its accrued obligations under the swap agreement over the accrued amount it is entitled to receive under the agreement. If the Series enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of its accrued obligations under the agreement.

     The swap market has grown substantially in recent years, with a large number of the participants utilizing standardized swap documentation. Swap agreements are treated as liquid if they can be expected, in N&B Management's judgment, to be able to be sold within seven days at approximately the price at which they are valued. Caps, floors, and collars are more recent innovations for which documentation is less standardized, and accordingly they are less liquid than swaps.

     SHORT-TERM TRADING. (AMT GOVERNMENT INCOME INVESTMENTS). AMT Government Income Investments may engage in short-term trading. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what N&B Management believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed income securities or changes in the investment objectives of investors.


     FIXED INCOME SECURITIES. (ALL SERIES). Each Series may invest in money market instruments, U.S. Government or Agency securities, and corporate bonds and debentures receiving one of the four highest ratings from S&P, Moody's, or any other NRSRO or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities; in addition, AMT Partners Investments may invest up to 15% of its net assets in corporate debt securities rated below investment grade or comparable unrated securities. AMT Limited
Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities rated below investment grade, but rated no lower than B by S&P or Moody's, or comparable unrated securities;
AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities rated below investment grade, but rated no lower than B by S&P or Moody's, or comparable unrated securities. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. A Series relies on the credit evaluations performed by N&B Management and on ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.



     Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Subsequent to its purchase by a Series an issue of securities may cease to be rated or its rating may be reduced, so that the securities would not be eligible for purchase by the Series. In such a case, with respect to all Series except AMT Liquid Asset Investments, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets. With respect to AMT Liquid Asset Investments, N&B Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.


                           CERTAIN RISK CONSIDERATIONS

     Although each Series seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance that any Series will achieve its investment objective, and an investment in a Portfolio involves certain risks that are described in the sections entitled "Investment Program" and "Description of Investments" in the Prospectus and "Investment Information" in this SAI.


                             PERFORMANCE INFORMATION

     A Portfolio's performance may be quoted in advertising in terms of yield or total return if accompanied by performance of an insurance company's separate account. Each Portfolio's performance figures are based on historical earnings and are not intended to indicate future performance. The share price (except in the case of the Liquid Asset Portfolio), yield and total return of each Portfolio will vary, and an investment in the Portfolio, when redeemed, may be worth more or less than the original purchase price.

YIELD CALCULATIONS

     The Liquid Asset Portfolio may advertise its "current yield" and "effective yield." The Portfolio's CURRENT YIELD is based on a seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

     The EFFECTIVE YIELD of the Portfolio is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) (365/7)] - 1


     For the seven calendar days ended December 31, 1995, the current yield of the Liquid Asset Portfolio was ____%. For the same period, the effective yield was ____%.


     LIMITED MATURITY BOND PORTFOLIO AND GOVERNMENT INCOME PORTFOLIO. Each of these Portfolios may advertise its "yield" based on a 30-day (or one-month) period. This YIELD is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.


     The annualized yield for the Limited Maturity Bond Portfolio and the Government Income Portfolio for the 30-day period ended December 31, 1995 was ____% and ____%, respectively.



TOTAL RETURN COMPUTATIONS. (All Portfolios except Liquid Asset and
International).

     A Portfolio may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                P ( 1 + T) (n)  = ERV


The average annual total return smooths out year-to-year variations and, in that respect, differs from actual year-to-year results. Of course, past performance cannot be a guarantee of future results. These calculations assume that all dividends and distributions are reinvested.


     The average annual total returns for the Growth Portfolio (and the predecessor of the Growth Portfolio for the period prior to May 1, 1995) for the one-, five-, and ten-year periods ended December 31, 1995, were -____%, ____%, and _____%, respectively.

     The average annual total returns for the Limited Maturity Bond Portfolio (and the predecessor of the Limited Maturity Bond Portfolio for the period prior to May 1, 1995) for the one-, five-, and ten-year periods ended December 31, 1995, were -____%, ____%, and _____%, respectively.



     The average annual total returns for the Balanced Portfolio (and the predecessor of the Balanced Portfolio for the period prior to May 1, 1995) for the one-year and five-year periods ended December 31, 1995, and for the period from February 28, 1989 (commencement of operations), through December 31, 1995, were - ____%, ____%, and ____%, respectively.



     The total return for the Partners Portfolio (and the Predecessor of the Partners Portfolio for the period prior to May 1, 1995) for the one year period ended December 31, 1995 and for the period from March 22, 1994 (commencement of operations) through December 31, 1995 was -____% and ____%, respectively.



     The total return for the Government Income Portfolio (and the predecessor of the Government Income Portfolio for the period prior to May 1, 1995) for the one-year period ended December 31, 1995 and from March 22, 1994 (commencement of operations) through December 31, 1995 was ____% and ____%, respectively.



     N&B Management has reimbursed certain of the Portfolios and predecessor of the Portfolios for certain expenses during the periods shown, which has the effect of increasing total return.


     Total returns quoted for the Portfolios include the effect of deducting a Portfolio's expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of a Portfolio through a variable annuity or variable life insurance contract, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of a Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a Portfolio's performance to that of other mutual funds.

COMPARATIVE INFORMATION

     From time to time a Portfolio's performance may be compared with

          (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc. ("Lipper"), C.D.A. Investment Technologies, Inc. ("C.D.A."), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data Inc., Morningstar, Inc.

     ("Morningstar"), Micropal Incorporated, VARDS and quarterly mutual fund rankings by MONEY, FORTUNE, FORBES, BUSINESS WEEK, PERSONAL INVESTOR, AND U.S. NEWS & WORLD REPORT magazines, THE WALL STREET JOURNAL, NEW YORK TIMES, KIPLINGERS PERSONAL FINANCE, AND BARRON'S NEWSPAPER, or

          (2) recognized stock and other indices, such as the S&P 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 ("S&P 600"), S&P Mid Cap 400 ("S&P 400"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, NASDAQ, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual Increases of College costs, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE-Registered Trademark- Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 includes stocks that range in market value from $27 million to $880 million, with an average of $302 million. The S&P 400 measures mid-sized companies with an average market capitalization of $1.2 billion. The EAFE-Registered Trademark-Index is an unmanaged index of common stock prices of more than 900 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolios invest in different types of securities from those included in some of these indices.

     Evaluations of a Portfolio's performance and a Portfolio's total return and comparisons may be used in advertisements and in information furnished to present and prospective shareholders. The Portfolios may also be compared to individual asset classes such as common stocks, small cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

                              TRUSTEES AND OFFICERS

     The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios, advised by Neuberger & Berman and N&B Management.


                               Positions Held with
Name, Address and Age                the Trusts              Principal Occupation(s) (2)
---------------------          -------------------           ---------------------------

(1)

Stanley Egener*                  Chairman of the             Partner of Neuberger & Berman;
   Age: 61                       Board (Chief                President and Director of N&B
                                 Executive Officer)          Management; Chairman of the
                                 and Trustee of              Board, Chief Executive Officer,
                                 each Trust                  and Trustee of other mutual
                                                             funds for which N&B
                                                             Management acts as
                                                             investment adviser, manager, or
                                                             administrator.


Faith Colish                     Trustee of each             Attorney at law, Faith Colish, A
63 Wall Street                   Trust                       Professional Corporation.
  24th Floor
New York, NY  10005
   Age: 60


Walter G. Ehlers                 Trustee of each             Consultant; Director of The Turner
6806 Suffolk Place               Trust                       Corporation, A.B.  Chance
Harvey Cedars, NJ 08008                                      Company, Crescent Jewelry,
   Age 63                                                    Inc.


Leslie A. Jacobson               Trustee of each             Counsel to Fried, Frank, Harris,
Hickory Kingdom Road                  Trust                  Shriver & Jacobson, attorneys at
Bedford, NY  10506                                           law; previously a partner of that
   Age: 85                                                   firm.


Robert M. Porter                 Trustee of each             Retired September, 1991;
P.O. Box 33366                   Trust                       Formerly Director of Customer
Kerrville, TX  78029-3366                                    Relations, Aetna Life & Casualty
   Age: 70                                                   Company.


Ruth E. Salzmann                 Trustee of each             Retired; Director of John Deere
1556 Pine Street                 Trust                       Insurance Group; Actuarial
Stevens Point, WI  54481                                     Consultant.
   Age: 76

                                   49





                               Positions Held with
Name, Address and Age                the Trusts              Principal Occupation(s) (2)
---------------------          -------------------           ---------------------------

Peter P. Trapp*                  Trustee of each             Consultant; Formerly Vice
777 Ridge Road                   Trust                       President, Sentry Insurance &
Stevens Point, WI  54481                                     Mutual Company, and President
  Age: 51                                                    and Chief Operating Office,
                                                             Sentry Investors Life Insurance
                                                             Company.

Lawrence Zicklin*                President and               Partner of Neuberger & Berman;
   Age: 60                       Trustee of each             Director of N&B Management;
                                 Trust                       President and Trustee of other
                                                             mutual funds and portfolios for
                                                             which N&B Management acts as
                                                             investment adviser, manager, or
                                                             administrator.

Daniel J. Sullivan               Vice President of           Senior Vice President of N&B
   Age: 56                       each Trust                  Management since 1992; prior
                                                             thereto, Vice President of N&B
                                                             Management; Vice President of
                                                             other mutual funds for which
                                                             N&B Management acts as
                                                             investment adviser, manager, or
                                                             administrator.

Michael J. Weiner                Vice President and          Senior Vice President and
   Age: 49                       Principal Financial         Treasurer of N&B Management
                                 Officer of each             since 1992; prior thereto, Vice
                                 Trust                       President and Treasurer of N&B
                                                             Management; Vice President and
                                                             Principal Financial Officer of
                                                             other mutual funds for which
                                                             N&B Management acts as
                                                             investment adviser, manager,
                                                             or administrator.

                                  50



                                Positions Held with
Name, Address and Age                the Trusts              Principal Occupation(s) (2)
---------------------           -------------------          ---------------------------

Claudia A. Brandon               Secretary of each           Vice President of N&B
   Age: 39                       Trust                       Management; Secretary of other
                                                             mutual funds for which N&B
                                                             Management acts as investment
                                                             adviser, manager, or
                                                             administrator.

Richard Russell                  Treasurer and               Vice President of N&B Manage-
   Age: 49                       Principal                   ment since 1993; prior thereto,
                                 Accounting Officer          Assistant Vice President of N&B
                                 of each Trust               Management; Treasurer or
                                                             Assistant Treasurer and Principal
                                                             Accounting Officer of other
                                                             mutual funds for which N&B
                                                             Management acts as
                                                             investment
                                                             adviser, manager, or
                                                             administrator.

Stacy Cooper-Shugrue             Assistant Secretary         Assistant Vice President of N&B Manage-
   Age: 33                       of each Trust               Management since 1993; prior
                                                             thereto, an employee of N&B
                                                             Management; Assistant
                                                             Secretary of other mutual
                                                             funds
                                                             for which N&B Management
                                                             acts
                                                             as investment adviser, manager,
                                                             or administrator.

C. Carl Randolph                 Assistant Secretary         Partner of Neuberger & Berman
   Age: 58                       of each Trust               since 1992; employee thereof
                                                             since 1971; Assistant Secretary
                                                             of other mutual funds for which
                                                             N&B Management acts as
                                                             investment adviser, manager,
                                                             or
                                                             administrator.

Barbara DiGiorgio                Assistant Treasurer         Assistant Vice President of
   Age:                          of each Trust               N&B Management

Celeste Wischerth                Assistant Treasurer         Assistant Vice President of
   Age:                          of each Trust               N&B Management


_______________________

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the position shown for at least the last five years.

* Indicates an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and directors of N&B Management and partners of Neuberger & Berman. Mr. Trapp is an interested person by virtue of the fact that he is an officer of one of the Life Company shareholders of the Trust.

     Each Trust's Declaration of Trust provides that it will indemnify the Trustees and its officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, wilful misfeasance, gross negligence, or reckless disregard of the duties involved in their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement or other disposition, or by a majority of disinterested Trustees, based upon a review of readily available facts, or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


     Trustees who are not officers or employees of N&B Management, Neuberger & Berman and/or the Life Companies or any of their affiliates are paid trustees' fees. For the year ended December 31, 1995, a total of $_______ in fees was paid to the Trustees as a group by the predecessor to the Trust. The following table shows 1995 compensation by Trustee.


                                           COMPENSATION TABLE

------------------------------------------------------------------------------------------------------------
    (1)               (2)             (3)                (4)                  (5)

                                   Pension or
                                   Retirement                              Total
                                   Benefits Accrued    Estimated           Compensation
                                                       Annual              From Trust
                    Aggregate      As Part of          Benefits            and Fund
Name of Person,     Compensation   Trust's             Upon                Complex
Position            From Trust     Expenses            Retirement          Paid to Trustees
-------------------------------------------------------------------------------------------------------------

Stanley Egener,     None           None                None                None
   Chairman and Trustee

Faith Colish,       $_____         None                None                $______
   Trustee

Walter G. Ehlers,   $_____         None                None                 $______
   Trustee

Leslie A. Jacobson, $_____         None                None                $______
   Trustee

Robert M. Porter,   $_____         None                None                $_____
   Trustee

Ruth E. Salzmann,   $_____         None                None                $_____
   Trustee

Peter P. Trapp,     None           None                None                None
   Trustee

Lawrence Zicklin,   None           None                None                None
   President and Trustee





CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



     Shares of the Portfolios are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies (collectively, "Variable Contracts") issued through separate accounts of life insurance companies (the "Life Companies"). Shares of the Balanced Portfolio are also offered directly to Qualified Plans. As of _________, 1996, the separate accounts of the Life Companies were known to the Board of Trustees and the management of the Trust to own of record all shares of the Growth, Liquid Asset, Limited Maturity Bond, Partners, and Government Income Portfolios of the Trust and approximately ___% of the shares of the Balanced Portfolio of the Trust. There were no shareholders of the International Portfolio as of this same date. A Trustee of the Trust owns a Variable Contract, the underlying Trust shares of which constitute less than 1% of the total Trust shares issued and outstanding.



     As of __________, 1996, the Liquid Asset Portfolio was controlled by ________________________ through their share ownership interests in the Liquid Asset Portfolio; the Growth Portfolio was controlled by _________________________________ through its share ownership interests in the Growth Portfolio; the Limited Maturity Bond Portfolio was controlled by _________________________________________________ through their respective share ownership interests in the Limited Maturity Bond Portfolio; the Balanced Portfolio was controlled by _____________________________ through their respective share ownership interests in the Balanced Portfolio; the Partners Portfolio was controlled by ________________ through its share ownership interests in the Partners Portfolio; and the Government Income Portfolio was controlled by ________________________________________________________________
through its share ownership interests in the Government Income Portfolio.



    INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES


     ALL PORTFOLIOS AND THEIR CORRESPONDING SERIES


     Neuberger & Berman is an investment management firm with headquarters in New York. The firm's focus is on U.S. fixed income, equity and balanced fund management. Total assets under management by Neuberger & Berman and its
affiliates were approximately $    billion as of December 31, 1995.  Founded in
1939 to manage portfolios for high net worth individuals, the firm entered the mutual fund management business in 1950, and began offering active management for pension funds and institutions in the mid-1970's. Most money managers that come to the Neuberger & Berman organization have at least fifteen years of experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.



     Because all of the Portfolios' net investable assets are invested in their corresponding Series, the Portfolios do not need an investment manager. N&B Management serves as each Series' investment manager pursuant to a Management Agreement dated as of May 1, 1995 ("Management Agreement") that was approved by the holders of the interests in all the Series on April 13, 1994.


     The Management Agreement provides in substance that N&B Management will make and implement investment decisions for the Series in its discretion and will continuously develop an investment program for each Series's assets. The Management

Agreement permits N&B Management to effect securities transactions on behalf of each Series through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Series, but N&B Management has no current plans to do so.

     N&B Management provides to each Series, without cost, office space, equipment, and facilities and personnel necessary to perform executive, administrative, and clerical functions and pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers of N&B Management (who also are partners of Neuberger & Berman), who also serve as directors of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." N&B Management provides similar facilities and services to each Portfolio pursuant to an administration agreement dated May 1, 1995 ("Administration Agreement"). Each Portfolio was authorized to become subject to the Administration Agreement by vote of the Trustees on May 26, 1994, and became subject to it on May 1, 1995.


     Prior to May 1, 1995, N&B Management provided investment advisory and administrative services to the predecessor of each Portfolio (except the International Portfolio) under an Investment Advisory Agreement ("Prior Agreement") with that Portfolio. As compensation for these services, the predecessors to the Liquid Asset Portfolio and Limited Maturity Bond Portfolio paid N&B Management a fee at the annual rate of 0.50% of the average daily net assets of each of the two Portfolios; the predecessor to the Government Income Portfolio paid N&B Management a fee at the annual rate of 0.60% of the average daily net assets of the Portfolio; the predecessor to the Balanced Portfolio paid N&B Management a fee at the annual rate of 0.70% of the average daily net assets of the Portfolio; and the predecessors to the Growth and Partners Portfolios paid N&B Management a fee at the rate of 0.70% of the first $250 million of average asset value, 0.675% of the next $250 million of average asset value, 0.650% of the next $250 million of average asset value, 0.625% of the next $250 million of average asset value and 0.60% of the average asset value in excess of $1 billion. The fee rate paid by each predecessor Portfolio under its Prior Agreement is 0.15% lower than the combined management and administrative fees paid by the corresponding successor Portfolio and its corresponding Series under the Management and Administration Agreements. For a description of the Management and Administration fees currently in effect, see "Management and Administration" in the Prospectus.



     The Portfolios (and the predecessors of the Portfolios for the period prior to May 1, 1995) paid advisory fees for the years ended December 31, 1993, 1994 and 1995 as follows. For the year ended December 31, 1993, N&B Management was paid advisory fees as follows: $44,324, Liquid Asset Portfolio; $2,376,645, Growth Portfolio; $1,304,236, Limited Maturity Bond Portfolio; and $879,956, Balanced Portfolio. For the year ended December 31, 1994, N&B Management was paid advisory fees as follows:

$28,699, Liquid Asset Portfolio; $2,508,627 Growth Portfolio; $1,806,336, Limited Maturity Bond Portfolio; $1,217,370, Balanced Portfolio; $4,752, Government Income Portfolio; and $19,769, Partners Portfolio. For the year ended December 31, 1995, N&B Management was paid advisory fees as follows:
$______, Liquid Asset Portfolio; $____________, Growth Portfolio; $_________, Limited Maturity Bond Portfolio; $_________, Balanced Portfolio; $_________, Government Income Portfolio; and $__________, Partners Portfolio.


     The Management and Administration Agreements each continue until May 1, 1997 with respect to each Series or Portfolio, respectively. The Management Agreement is renewable thereafter from year to year with respect to each Series, so long as its continuance is approved at least annually (1) by the vote of a majority of Managers Trust's Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Series Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of Managers Trust's Trustees or by a 1940 Act majority vote of the outstanding shares in that Series. After the first two years, the Administration Agreement is renewable from year to year with respect to a Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Management Agreement is terminable with respect to a Series without penalty on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable with respect to a Portfolio without penalty by N&B Management upon at least 120 days' prior written notice to the Portfolio, and by the Portfolio if authorized by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on at least 30 days' written notice to N&B Management. Each Agreement terminates automatically if it is assigned.



EXPENSE REIMBURSEMENT


     ALL PORTFOLIOS AND THEIR CORRESPONDING SERIES



     As noted in the Prospectus under "Management and Administration - Expenses," N&B Management has voluntarily undertaken to reimburse each Portfolio for certain operating expenses (including, if necessary, the fees under the Administration Agreement with respect to the Government Income, and Liquid Asset and International Portfolios) and its pro rata share of its corresponding Series' operating expenses (including, if necessary, its fees under the Management Agreement with respect to the Government Income and Liquid Asset Portfolios). A similar arrangement existed with respect to the predecessors of these Portfolios. For the year ended December 31, 1995, N&B Management reimbursed the Liquid Asset and Government Income Portfolio $_________ and $_________, respectively. For the year or period ended December 31, 1994, N&B Management reimbursed the predecessors of the Liquid Asset and Government Income

Portfolios $785 and $11,752, respectively. No reimbursements were necessary for the years ended December 31, 1993 for the predecessor fund of the Liquid Asset Portfolio. The International Portfolio and AMT International Investments had not yet commenced investment operations as of December 31, 1995.


     As noted in the Prospectus under "Management and Administration - Expenses," BNP-N&B Global and N&B Management have each voluntarily undertaken to reimburse certain operating expenses of AMT International Investments (BNP-N&B Global) and the International Portfolio (N&B Management), respectively. The International Portfolio and AMT International Investments have not yet commenced investment operations.

MANAGEMENT AND CONTROL OF N&B MANAGEMENT


     The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theresa A. Havell, Vice President and director; Irwin Lainoff, director; Marvin C. Schwartz, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce Haboucha, Vice President; Michael M. Kassen, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederic Soule, Vice President; Judith M. Vale, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Patrick T. Byrne, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Paul Metzger, Assistant Vice President; Susan Switzer, Assistant Vice President; Susan Walsh, Assistant Vice President; and Celeste Wischerth, Assistant Vice President. Messrs. Cantor, Egener, Lainoff, Schwartz, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Havell and Prindle are general partners of Neuberger & Berman.



     Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, and Cooper-Shugrue, DiGiorgio and Wischerth are officers, of each Trust. C. Carl Randolph, a general partner of Neuberger & Berman, also is an officer of each Trust.


     All of the outstanding voting stock in N&B Management is owned by persons who are also general partners of Neuberger & Berman.

SUB-ADVISER

     N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158, as a sub-adviser with respect to each Series except the International Series pursuant to a Sub-Advisory Agreement dated May 1, 1995. The Sub-Advisory Agreement was authorized by the Portfolios' predecessors' shareholders on August 25, 1994 and was approved by the holders of the interests in each Series on April 13, 1994.

     The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management such investment recommendations and research information, of the same type as Neuberger & Berman from time to time provides to its partners and employees for use in managing client accounts, as N&B Management reasonably requests. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This research staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of research partners who are also available for consultation with N&B Management. The Sub-Advisory Agreement provides that the services rendered by Neuberger & Berman will be paid for by N&B Management on the basis of the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as a sub-adviser for all of the other mutual funds advised by N&B Management.

     The Sub-Advisory Agreement continues until May 1, 1997, and is renewable from year to year thereafter, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Series by the Series Trustees, by a 1940 Act majority vote of the outstanding Series shares, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Series if it is assigned or if the Management Agreement terminates with respect to the Series.

INVESTMENT COMPANIES ADVISED


     Currently, N&B Management, an affiliate of Neuberger & Berman and the administrator and distributor of the Portfolios, currently serves as investment adviser or manager of the following investment companies with aggregate net assets of approximately $___ billion, as of __________, 1996. Neuberger & Berman acts as sub-adviser to these investment companies.

                                                Approximate Net
                                                  Assets at
Name                                                    , 1996
----                                         -----------------


Neuberger & Berman Cash Reserves . . . . . . .    $___________
  Portfolio (investment portfolio for
  Neuberger & Berman Cash Reserves)

Neuberger & Berman Government Income . . . . .    $___________
  Portfolio (investment portfolio for
  Neuberger & Berman Government Income
  Fund and Neuberger & Berman Government
  Income Trust)

Neuberger & Berman Government Money . . . . .     $___________
  Portfolio (investment portfolio for
  Neuberger & Berman Government Money
  Fund)

Neuberger & Berman Limited Maturity Bond . .      $___________
  Portfolio (investment portfolio for
  Neuberger & Berman Limited Maturity
  Bond Fund and Neuberger & Berman
  Limited Maturity Bond Trust)

Neuberger & Berman Ultra Short Bond . . . . .     $___________
  Portfolio (investment portfolio for
  Neuberger & Berman Ultra Short Bond
  Fund and Neuberger & Berman Ultra Short
  Bond Trust)

Neuberger & Berman Municipal Money . . . . .      $___________
  Portfolio (investment portfolio for
  Neuberger & Berman Municipal Money Fund)

Neuberger & Berman Municipal Securities . . .
  Portfolio (investment portfolio for
  Neuberger & Berman Municipal Securities
  Trust)                                          $___________

Neuberger & Berman New York Insured . . . . .     $___________
  Intermediate Portfolio (investment portfolio for Neuberger & Berman New York Insured

                                                Approximate Net
                                                  Assets at
Name                                                    , 1996
----                                         -----------------

  Intermediate Fund)

Neuberger & Berman Genesis Portfolio . . . . . .  $___________
  (investment portfolio for Neuberger & Berman
  Genesis Fund and Neuberger & Berman
  Genesis Trust)

Neuberger & Berman Guardian Portfolio . . . . .   $___________
  (investment portfolio for Neuberger & Berman
  Guardian Fund and Neuberger & Berman
  Guardian Trust)

Neuberger & Berman Manhattan Portfolio . . . .    $___________
  (investment portfolio for Neuberger & Berman
  Manhattan Fund and Neuberger & Berman
  Manhattan Trust)

International Portfolio*. . . . . . . . . . . .    $___________
  (investment portfolio for Neuberger & Berman
  International Fund)

Neuberger & Berman Partners Portfolio . . . . . . $___________
  (investment portfolio for Neuberger & Berman
  Partners Fund and Neuberger & Berman
  Partners Trust)

Neuberger & Berman Focus Portfolio . . . . . . .  $___________
  (investment portfolio for Neuberger & Berman
  Focus Fund and  Neuberger & Berman Focus
  Trust)

                                                Approximate Net
                                                  Assets at
Name                                                    , 1996
----                                         -----------------

Neuberger & Berman Socially Responsive  . . .     $___________
  Portfolio (investment portfolio for Neuberger
  & Berman Socially Responsive Fund,
  Neuberger & Berman NYCDC Socially
  Responsive Trust, and Neuberger & Berman
  Socially Responsive Trust)

Neuberger & Berman Advisers Management            $___________
 Trust (six series). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .





     In addition, Neuberger & Berman serves as investment adviser to two investment companies, Plan Investment Fund, Inc. and AHA Investment Fund, Inc., with assets of $___________ and $___________, respectively, at ___________,
1996.


     The investment decisions concerning each Series and the other funds and portfolios referred to above (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Series. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Series to achieve their objectives may differ.


     There may be occasions when a Series and one or more of the Other N&B Funds will be contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions will be averaged as to price and allocated as to amounts in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement could have a detrimental effect on the price or volume of the securities as to a Series, in other cases it is believed that a Series's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Series Trustees that the desirability of each Series having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions. The investment results achieved by all of the funds advised by N&B Management, Neuberger & Berman (as adviser and sub-adviser) and BNP have varied from one another in the past and are likely to vary in the future.

                            DISTRIBUTION ARRANGEMENTS

     N&B Management serves as the distributor ("Distributor") in connection with the offering of each Portfolio's shares. In connection with the sale of its shares, each Portfolio has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally or through the mails. The Distributor is the Portfolio's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Portfolio's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Portfolios' shares. The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust, which is described in the Prospectus.

     The Trust, on behalf of each Portfolio, and the Distributor are parties to a Distribution Agreement dated May 1, 1995, that continues until May 1, 1997. The Distribution Agreement may be renewed annually thereafter if specifically approved by (1) the vote of a majority of the Portfolio Trustees or a 1940 Act majority vote of the Portfolio's outstanding shares and (2) the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement and the Investment Advisory Agreement.


                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

     The Portfolios are normally open for business each day the NYSE is open ("Business Day"). The right to redeem a Portfolio's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted,
(3) when an emergency exists as a result of which disposal by the Portfolio's corresponding Series of securities owned by it is not reasonably practicable or it is not reasonably practicable for that Series fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of a Portfolio's shareholders; provided that applicable SEC rules and regulations shall govern as to whether the conditions prescribed in
(2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Portfolio distributes to its shareholders amounts equal to substantially all of its proportionate share of its corresponding Series' net investment income (after deducting expenses incurred directly by the Portfolio), net capital gains (both long-term and short-term) and, with respect to all Portfolios except the Liquid Asset Portfolio, net realized gains from foreign currency transactions, if any. Each Portfolio calculates its net investment income and NAV as of the close of regular trading on the NYSE on each Business Day (currently 4:00 p.m. Eastern time). Shares of the Portfolios begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. A Series' net investment income consists of all income accrued on portfolio assets less accrued expenses; realized gains and losses are reflected in a Series' NAV (and, hence, its corresponding Portfolio's
NAV) until they are distributed and are not included in net investment income. With respect to the Government Income, Growth, Partners, Balanced, Limited Maturity Bond and International Portfolios, dividends from net investment income and distributions of net realized capital gains and net realized gains from foreign currency transactions, if any, normally are paid once annually, in February. The Liquid Asset Portfolio distributes to its shareholders substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses) and net realized capital gains. Income dividends are declared daily for the Liquid Asset Portfolio at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in February.


                           ADDITIONAL TAX INFORMATION

TAXATION OF THE PORTFOLIOS

     In order to continue to qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended ("Code"), each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and, with respect to all Portfolios except the Liquid Asset Portfolio, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, and forward contracts (collectively, "Hedging Instruments")) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- Hedging Instruments (other than those on foreign currencies), or foreign currencies (or Hedging Instruments thereon) that are not directly related to the Portfolio's principal business of investing in securities (or options and futures with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Portfolio's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.

     Certain funds managed by N&B Management have received a ruling from the Internal Revenue Service ("Service") that each such fund, as an investor in a corresponding series of an open-end management investment company (in a "master/feeder fund" structure similar to that involving the Portfolios and the Series), will be deemed to own a proportionate share of the series' assets and income for purposes of determining whether the fund satisfies the requirements described above to qualify as a RIC. Although this ruling may not be relied on as precedent by the Portfolios and the Series, N&B Management believes that the reasoning thereof, and hence this conclusion, applies to them as well. The Trust and Managers Trust, on behalf of each Portfolio and Series, have applied to the Service for a similar ruling.

     See the next section for a discussion of the tax consequences to the Portfolios of distributions to them from the Series, investments by the Series in certain securities, and (except for AMT Liquid Asset Investments) hedging transactions engaged in by the Series.

TAXATION OF THE SERIES


     Certain portfolios managed by N&B Management have received rulings from the Service to the effect that, among other things, each such portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by the Series, N&B Management believe the reasoning thereof, and hence this conclusion, apply to the Series as well. As a result, no Series will be subject to federal income tax; instead, each investor in a Series, such as a Portfolio, will be required to take into account in determining its federal income tax liability its share of the Series' income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Series. The Trust and Managers Trust, on behalf of each Series, have applied to the Service for a private letter ruling to the same effect with respect to the Series. A Series also will not be subject to Delaware or New York income or franchise tax.


     Because, as noted above, each Portfolio will be deemed to own a proportionate share of its corresponding Series' assets and income for purposes of determining whether the Portfolio satisfies the requirements to qualify for treatment as a RIC, each Series intends to conduct its operations so that its corresponding Portfolio will be able to satisfy all those requirements.

     Distributions to a Portfolio from its corresponding Series (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Portfolio's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Portfolio's basis for its interest in the Series before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Portfolio's entire interest in the Series and includes a disproportionate share of any unrealized receivables held by the Series, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolios. A Portfolio's basis for its interest in its corresponding Series generally will equal the amount of cash and the basis of any property the Portfolio invests in the Series, increased by the Portfolio's share of the Series' net income and gains and decreased by (a) the amount of cash and the basis of any property the Series distributes to the Portfolio and (b) the Portfolio's share of the Series' losses.

     Dividends and interest received by a Series may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     AMT Balanced, Growth, Partners, and International Investments may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Series holds stock of a PFIC, its corresponding Portfolio (indirectly through its interest in the Series) will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

     If a Series invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of its corresponding Portfolio's incurring the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata share of the Series' pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Portfolio to satisfy the Distribution Requirement -- even if those earnings and gain were not received by the Series. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     The "Tax Simplification and Technical Corrections Bill of 1993," passed in May 1994 by the House of Representatives, would have substantially modified the taxation of U.S. shareholders of foreign corporations, including eliminating the provisions described above dealing with PFICS and replacing them (and other provisions) with a regulatory scheme involving entities called "passive foreign corporations." Three similar bills were passed by Congress in 1991 and 1992 and vetoed. It is unclear at this time whether, and in what form, the proposed modifications may be enacted into law.

     Pursuant to proposed regulations, open-end RICs, such as the Portfolios, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

     The use by the Series (except AMT Liquid Asset Investments) of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses they realize in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in Hedging Instruments derived by a Series with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Portfolio under the Income Requirement. However, income from the disposition by a Series of options and Futures Contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation for its corresponding Portfolio if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments thereon, that are not directly related to a Series' principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for its corresponding Portfolio if they are held for less than three months.

     If a Series (except AMT Liquid Asset Investments) satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Portfolio satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. A Series will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Series does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Portfolio to continue to qualify as a RIC.

     Exchange-traded Futures Contracts and listed options thereon constitute "Section 1256 Contracts." Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) at the end of a Series' taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss.

     AMT Limited Maturity Bond Investments may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with original issue discount ("OID"), a price less than the amount of the issue price plus accrued
OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Series after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of
disposition.   Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the Series may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.


     AMT Partners, AMT Balanced and AMT Government Income Investments each may acquire zero coupon or other securities issued with OID. As the holder of those securities, each Series (and, through it, its corresponding Portfolio) must take into account the OID that accrues on the securities during the taxable year, even if no corresponding payment on the securities is received during the year. Because each Portfolio annually must distribute substantially all of its income (including its share of its corresponding Series' accrued OID) in order to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Series actually receives. Those distributions will be made from a Portfolio's (or its share of its corresponding Series') cash assets or, if necessary, from the proceeds of the Series' sales of portfolio securities. These actions are likely to reduce the Series' and Portfolios' assets and may thereby increase its expense ratio and decrease its rate of return. A Series may realize capital gains or losses from those sales, which would increase or decrease its corresponding Series' investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Series' ability to sell other securities or Hedging Instruments held for less than three months that it might wish to sell in the ordinary course of its portfolio management.



                        VALUATION OF PORTFOLIO SECURITIES

     The Liquid Asset Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves the corresponding Series valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. The Liquid Asset Series uses that valuation method to try to enable its corresponding Portfolio to so stabilize those prices. Although the Portfolio's reliance on Rule 2a-7 and the Series' use of that valuation method should enable the Portfolio, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in the Liquid Asset Portfolio is neither insured nor guaranteed by the U.S. Government.

     AMT International Investments invests primarily in securities of foreign issuers which are traded on foreign exchanges or in other foreign markets. Foreign securities may trade on days when the NYSE is closed, such as Saturdays and U.S. national holidays. However, the International Portfolio's net asset value ("NAV") will be determined only on the days when the NYSE is open for trading. Therefore, the International Portfolio's NAV may be significantly affected by such foreign trading on days when shareholders have no access to redeem or purchase shares of the Portfolio.


                             PORTFOLIO TRANSACTIONS

ALL SERIES (EXCEPT AMT INTERNATIONAL INVESTMENTS)

     Neuberger & Berman acts as each Series's principal broker in the purchase and sale of portfolio securities and in connection with the writing of covered call options on their securities. Transactions in portfolio securities for which Neuberger & Berman serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.

     Purchases and sales of portfolio securities generally are transacted with the issuers, underwriters, or dealers serving as primary market-makers acting as principals for the securities on a net basis. The Series usually do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and transactions placed through dealers serving as market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Series' policy is to seek best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers, and may consider the brokerage and research services they provide to the Series or N&B Management. Under certain conditions, a Series may pay higher brokerage commissions in return for brokerage and research services, although no Series has a current arrangement to do so. In any case, each Series may effect principal transactions with a dealer who furnishes research services, designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any dealer in connection with the acquisition of securities in underwritings.

AMT INTERNATIONAL INVESTMENTS


     Neuberger & Berman may act as brokers for AMT International Investments in the purchase and sale of portfolio securities and in the purchase and sale of options, and for those services would receive brokerage commissions.



ALL SERIES


     During the years ended December 31, 1995, 1994 and 1993, the Growth Portfolio's (and the predecessor of the Growth Portfolio for the period prior to May 1, 1995) paid total brokerage commissions of $_______________, $410,537 and $853,501 respectively, of which $_________, $321,277 and $707,176 respectively were paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised ______% and 83.4% respectively of the aggregate dollar amount of transactions involving the payment of commissions, and ____% and 78.3% respectively of the aggregate brokerage commissions paid by it during the years ended December 31, 1995 and 1994. ____% of the $___________ paid to other brokers by that Portfolio during the year ended December 31, 1995 (representing commissions on transactions involving approximately $_____________) and 87.1% of the $89,260 paid to other brokers by that Portfolio during the year ended December 31, 1994 (representing commissions on transactions involving approximately $33,414,132) was directed to those brokers because of research services they provided. During the year ended December 31, 1995, the Portfolio acquired securities of the following of its Regular B/Ds:
________ _________________________________________________________; at that date, that predecessor held the securities of its Regular B/Ds with an aggregate value as follows:



     During the years ended December 31, 1995, 1994 and 1993, the Balanced Portfolio paid total brokerage commissions of $____________, $135,836 and

$228,483 respectively, of which $___________, $107,420 and $190,263 respectively were paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised ______ % and 82.9% respectively of the aggregate dollar amount of transactions involving the payment of commissions, _____% and 79.1% respectively of the aggregate brokerage commissions paid by it during the years ended December 31, 1995 and 1994. _____% of the $_______ paid to other brokers by that Portfolio during the year ended December 31, 1995 (representing commissions on transactions involving approximately $_______) and 85.5% of the $28,416 paid to other brokers by that Portfolio during the year ended December 31, 1994 (representing commissions on transactions involving approximately $10,593,478) was directed to those brokers because of research services they provided. During the year ended December 31, 1995, the Portfolio acquired securities of the following of its Regular B/Ds:
____________________________________ __________________; at that date, that
Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: ____________________________________________.



     During the year ended December 31, 1995 and the period March 22, 1994 to December 31, 1994, the Partners Portfolio (and the predecessor of the Partners Portfolio for the period prior to May 1, 1995) paid total brokerage commissions of $_________ and $27,115 respectively of which $__________ and $26,321, respectively were paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised _____% and 97.4% respectively of the aggregate dollar amount of transactions involving the payment of commissions, and ____% and 97.1% respectively of the aggregate brokerage commissions paid by it during the year ended December 31, 1995, and the period ended December 31, 1994. ____% of the $____ paid to other brokers by that Portfolio for the year ended December 31, 1995 (representing commissions on transactions involving approximately $__________) and 91.5% of the $794 paid to other brokers by that Portfolio during the period ended December 31, 1994 (representing commissions on transactions involving approximately $275,017) was directed to those brokers because of research services they provided. During the period ended December 31, 1995, the Portfolio acquired securities of the following of its Regular B/Ds: ______________________________________; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: _________________________________________.



     During the year ended December 31, 1995, the Liquid Asset Portfolio acquired securities of the following of its Regular B/Ds:
_______________________________________; at that date that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows:
__________________________________.



     During the year ended December 31, 1995, the Limited Maturity Bond Portfolio acquired securities of the following of its Regular B/Ds:
________________________________________; at that date that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows:
______________________.



     During the year ended December 31, 1995, the Government Income Portfolio acquired securities of the following of its Regular B/Ds:
_____________________________; at that date that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows:
_______________________________.


     Insofar as portfolio transactions of AMT Partners Investments result from active management of equity securities, and insofar as portfolio transactions of AMT Growth Investments result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Series to brokers (including Neuberger & Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

     Portfolio securities are from time to time loaned by AMT Growth, Partners and International Investments to Neuberger & Berman in accordance with the terms and conditions of an order issued by the Securities and Exchange Commission, excepting such transactions from certain provisions of the 1940 Act which would otherwise prohibit such transactions, subject to certain conditions. Among the conditions of the order, securities loans made by each Series to Neuberger & Berman must be fully secured by cash collateral. Under the order, the portion of the income on cash collateral from securities loans involving Neuberger & Berman which may be shared with that firm is determined with reference to the concurrent arrangements between Neuberger & Berman and other non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from a Series in order to relend them to others, Neuberger & Berman is required to pay over to the Series, on a quarterly basis, certain "excess earnings" that Neuberger & Berman otherwise has derived from the relending of securities borrowed from the Series. When Neuberger & Berman desires to borrow a security which a Series has indicated a willingness to lend, Neuberger & Berman must borrow such security from the Series rather than from an unaffiliated lender unless an unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Series. If a Series' expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse the Portfolio for such loss.

     Each Series may also lend securities to unaffiliated entities, including brokers or dealers, banks and other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Series. During the time securities are on loan, the borrower will pay the Series an amount equivalent to any dividends or interest paid on such securities, and the Series may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Series or the borrower. The Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


     In effecting securities transactions, each Series generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Series may use Neuberger & Berman as broker where, in the judgment of N&B Management, (which is affiliated with Neuberger & Berman), the firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Series' knowledge, however, no affiliate of any Series receives give-ups or reciprocal business in connection with its securities transactions. All brokerage transactions with Neuberger & Berman (or any other affiliated broker-dealer) will be conducted in accordance with Rule 17e-1 under the 1940 Act.



     The use of Neuberger & Berman as a broker for a Series is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934 ("Section 11(a)"). Section 11(a) prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, except in situations where they have obtained the express authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Board of Trustees of the Series has expressly authorized Neuberger & Berman to execute exchange transactions for the Series, and Neuberger & Berman complies with the reporting requirements of
Section 11(a).



     Under the 1940 Act, commissions paid by a Series to an Neuberger & Berman in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Series' policy that the commissions to be paid to Neuberger & Berman must, in N&B Management's judgment be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Series Trustees not to be comparable to the Series. The Series do not deem it practicable and in their best interest to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase or sale of securities for a Series's account, unless an appropriate exemption is available.



     A committee of Independent Series Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Series and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Series must be reviewed and approved no less often than annually by a majority of the Independent Series Trustees.



     Each Series expects that it will continue to execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management will consider the quality and reliability of brokerage services, including execution capability and performance and financial responsibility, and may consider the research and other investment information provided by those brokers, and the willingness of particular brokers to sell the Variable Contracts issued by the Life Companies.



     A committee, comprised of N&B Management officers and partners of Neuberger & Berman who are portfolio managers of some of the Series and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers and, based on this evaluation, establishes a list and projected ranking of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; and (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.



     The commissions charged by a broker other than an Neuberger & Berman may be greater than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services provide the Series with benefits by supplementing the research otherwise available to them. That research information may be used by Neuberger & Berman and N&B Management in servicing their respective funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research information received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers executing portfolio transactions on behalf of the Managed Accounts may be used for the Series' benefit.



     Theresa A. Havell, Mark R. Goldstein and Michael M. Kassen, each of whom is a general partner of Neuberger & Berman and a Vice President of N&B Management (and, with respect to Ms. Havell, also a director of N&B Management), Josephine P. Mahaney, Thomas Wolfe and William Cunningham, each of whom is an employee of Neuberger & Berman and a Vice President of N&B Management, and Robert I. Gendelman, who is an employee of Neuberger & Berman and an Assistant Vice President of N&B Management, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of the Series (except AMT International Investments). Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action.



     Felix Rovelli, a Vice President of N&B Management, is the person primarily responsible for making decisions as to specific action to be taken with respect to the Series. He has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action.



PORTFOLIO TURNOVER

     The portfolio turnover rate is the lesser of the cost of the securities purchased or the value of the securities sold, excluding all securities, including options, whose maturity or expiration date at the time of acquisition was one year or less, divided by the average monthly value of such securities owned during the year.


                             REPORTS TO SHAREHOLDERS

     Shareholders of each Portfolio receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Portfolio and for its corresponding Series. Each Portfolio's report shows the investments owned by its corresponding Series and the market values thereof and provides other information about the Portfolio and its operations. In addition, the report contains the Portfolio's financial statements, including the Portfolio's beneficial interest in its corresponding Series.

                                    CUSTODIAN

     Each Portfolio and Series has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 as custodian for its securities and cash.


                              INDEPENDENT AUDITORS

     Each Portfolio and Series has selected             ,
                       as the independent auditors who will audit its financial statements.


                                  LEGAL COUNSEL


     Each Portfolio and Series has selected Dechert Price & Rhoads, 1500 K Street, N.W., Suite 500, Washington, D.C. 20005 as legal counsel.



                             REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

     Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.



                              FINANCIAL STATEMENTS



     [FINANCIAL STATEMENTS WILL BE PROVIDED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT TO BE FILED ON OR PRIOR TO THE EFFECTIVE DATE OF THIS POST-EFFECTIVE REGISTRATION STATEMENT]

                                                                      Appendix A

                              RATINGS OF SECURITIES

S&P CORPORATE BOND RATINGS:


     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S CORPORATE BOND RATINGS

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


S&P COMMERCIAL PAPER RATINGS

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

MOODY'S COMMERCIAL PAPER RATINGS

     Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-Leading market positions in well-established industries.

-High rates of return on funds employed.

-Conservative capitalization structures with moderate reliance on debt and ample asset protection.

-Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                                                      Appendix B


                         A CONVERSATION WITH ROY NEUBERGER

     The Art of Investing:
     A Conversation with Roy Neuberger

                               "I firmly believe that if you want to
                               manage your own money, you must be a
                               student of the market.  If you are
                               unwilling or unable to do that, find
                               someone else to manage your money for you."


                                              NEUBERGER & BERMAN

             [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

     [PICTURE OF ROY NEUBERGER]



                    During my more than sixty-five years of buying
               and selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a variety of my thoughts, ideas and investment principles which have served me well over the years. If you gain useful knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                         \s\ Roy R. Neuberger



                                      YOU'VE BEEN ABLE TO CONDENSE SOME OF THE
                                      CHARACTERISTICS OF SUCCESSFUL INVESTING INTO
                                      FIVE "RULES."  WHAT ARE THEY?

                                      Rule #1: Be flexible.  My philosophy has
                                      necessarily changed from time to time because
                                      of events and because of mistakes.  My views
                                      change as economic, political, and
                                      technological changes occur both on and
                                      sometimes off our planet.  It is imperative
                                      that you be willing to change your thoughts to
                                      meet new conditions.


                                      Rule #2: Take your temperament into account.
                                      Recognize whether you are by nature very speculative or just the opposite -- fearful, timid of taking risks. But in any event --

       Diversify your investments,    Rule #3: Be broad-gauged. Diversify your
       make sure that some of your    investments, make sure that some of your
       principal is kept safe, and    principal is kept safe, and try to increase
       try to increase your income    your income as well as your capital.
       as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]

                                    - 2 -


                                      Rule #4: Always remember there are many ways to
                                      skin a cat! Ben Graham and David Dodd did it by
                                      understanding basic values.  Warren Buffet
                                      invested his portfolio in a handful of long-
                                      term holdings, while staying involved with the
                                      companies' managements.  Peter Lynch chose to
                                      understand, first-hand, the products of many
                                      hundreds of the companies he invested in.
                                      George Soros showed his genius as a hedge fund
                                      investor who could decipher world currency
                                      trends.  Each has been successful in his own
                                      way. But to be successful, remember to -


                                      Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                           A. Dig for yourself.
                                           B. Be from Missouri.
                                           C. If it sounds too good to be true, it
                                           probably is.


                                      IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                      GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW THE
                                      MARKET BEHAVES?

                                    - 3 -


                                      Every decade that I've been involved with Wall
                                      Street has a nuance of its own, an economic and
                                      social climate that influences investors.  But
                                      generally, bull markets tend to be longer than
                                      bear markets, and stock prices tend to go up
                                      more slowly and erratically than they go down.
                                      Bear markets tend to be shorter and of greater
                                      intensity.  The market rarely rises or declines
                                      concurrently with business cycles longer than
                                      six months.

                                      AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                      DEFINE VALUE INVESTING?

                                      Value investing means finding the best values -
                                      - either absolute or relative.  Absolute means
                                      a stock has a low market price relative to its
                                      own fundamentals.  Relative value means the
                                      price is attractive relative to the market as a
                                      whole.

                                      COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                      A classic example is a company that has a low
                                      price to earnings ratio, a low price to book
                                      ratio, free cash flow, a strong balance sheet,
                                      undervalued corporate assets, unrecognized
                                      earnings turnaround and is selling at a
                                      discount to private market value.

                                    - 4 -


                                      These characteristics usually lead to companies
                                      that are under-researched and have a high
                                      degree of inside ownership and entrepreneurial
                                      management.


                                      One of my colleagues at Neuberger & Berman says
                                      he finds his value stocks either "under a
                                      cloud" or "under a rock."  "Under a cloud"
                                      stocks are those Wall Street in general doesn't
                                      like, because an entire industry is out of
                                      favor and even the good stocks are being
                                      dropped.  "Under a rock" stocks are those Wall
                                      Street is ignoring, so you have to uncover them
                                      on your own.

                                      ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE
                                      STOCKS?


                                      I'm more interested in longer-term trends in
                                      earnings than short-term trends.  Earnings
                                      gains should be the product of long-term
                                      strategies, superior management, taking
                                      advantage of business opportunities and so on.
                                      If these factors are in their proper place,
                                      short-term earnings should not be of major
                                      concern.  Dividends are an important extra
                                      because, if they're stable, they help support
                                      the price of the stock.

                                      WHAT ABOUT SELLING STOCKS?

                                    - 5 -


                                      Most individual investors should invest for the
                                      long term but not mindlessly.  A sell
                                      discipline, often neglected by investors, is
                                      vitally important.

       "One should fall in love       One should fall in love with ideas, with
       with ideas, with people or     people, or with idealism.  But in my book, the
       with idealism.  But in my      last thing to fall in love with is a particular
       book, the last thing to        security. It is after all just a sheet of paper
       fall in love with is a         indicating a part ownership in a corporation
       particular security."          and its use is purely mercenary.  If you must
                                      love a security, stay in love with it until it
                                      gets overvalued; then let somebody else fall in
                                      love.



                                                [PICTURE OF ROY NEUBERGER]

                                    - 6 -


                                      ANY OTHER ADVICE FOR INVESTORS?

                                      I firmly believe that if you want to manage
                                      your own money, you must be a student of the
                                      market.  If you're unwilling or unable to do
                                      that, find someone else to manage your money
                                      for you.  Two options are a well-managed no-
                                      load mutual fund or, if you have enough assets
                                      for separate account management, a money
                                      manager you trust with a good record.


                                      HOW WOULD YOU DESCRIBE YOUR PERSONAL INVESTING
                                      STYLE?

                                      Every stock I buy is bought to be sold.  The
                                      market is a daily event, and I continually
                                      review my holdings looking for selling
                                      opportunities.  I take a profit occasionally on
                                      something that has gone up in price over what
                                      was expected and simultaneously take losses
                                      whenever misjudgment seems evident. This
                                      creates a reservoir of buying power that can be
                                      used to make fresh judgments on what are the
                                      best values in the market at that time. My
                                      active investing style has worked well for me
                                      over the years, but for most investors I
                                      recommend a longer-term approach.

                                    - 7 -


                                      I tend not to worry very must about the day to
                                      day swings of the market, which are very hard
                                      to comprehend.  Instead, I try to be rather
                                      clever in diagnosing values and trying to win
                                      70 to 80 percent of the time.

                                      YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                      EXPERIENCE WITH THE "GREAT CRASH"?


                                      The only money I managed in the Panic of 1929
                                      was my own.  My portfolio was down about 12
                                      percent, and I had an uneasy feeling about the
                                      market and conditions in general.  Those were
                                      the days of 10 percent margin.  I studied the
                                      lists carefully for a stock that was overvalued
                                      in my opinion and which I could sell short as a
                                      hedge. I came across RCA at about $100 per
                                      share.  It had recently split 5 for 1 and
                                      appeared overvalued.  There were no dividends,
                                      little income, a low net worth and a weak
                                      financial position.  I sold RCA short in the
                                      amount equal to the dollar value of my long
                                      portfolio.  It proved to be a timely and
                                      profitable move.

                                      HOW DID THE CRASH OF 1929 AFFECT YOUR INVESTING
                                      STYLE?

                                    - 8 -


                                      I am prematurely bearish when the market goes
                                      up for a long time and everybody is happy
                                      because they are richer.  I am very bullish
                                      when the market has gone down perceptibly and I
                                      feel it has discounted any troubles we are
                                      going to have.

                                      HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO
                                      MARKET BEHAVIOR?

                                      There are many factors in addition to economic
                                      statistics or security analysis in a buy or
                                      sell decision.  I believe psychology plays an
                                      important role in the Market.  Some people
                                      follow the crowd in hopes they'll be swept
                                      along in the right direction, but if the crowd
                                      is late in acting, this can be a bad move.

                                      I like to be contrary.  When things look bad, I
                                      become optimistic. When everything looks rosy,
                                      and the crowd is optimistic, I like to be a
                                      seller.  Sometimes I'm too early, but I
                                      generally profit.

                                      AS A RENOWNED ART COLLECTOR, DO YOU FIND
                                      SIMILARITIES BETWEEN SELECTING STOCKS AND
                                      SELECTING WORKS OF ART?

                                    - 9 -


                                      Both are an art, although picking stocks is a
                                      minor art compared with painting, sculpture or
       "When things look bad, I       literature.  I started buying art in the 30s,
       become optimistic.  When       and in the 40s it was a daily, almost hourly
       everything looks rosy, and     occurrence.  My inclination to buy the works of
       the crowd is optimistic, I     living artists comes from Van Gogh, who sold
       like to be a seller."          only one painting during his lifetime.  He died
                                      in poverty, only then to become a legend and
                                      have his work sold for millions of dollars.




                                                [PICTURE OF ROY NEUBERGER]


                                      There are more variables to consider now in
                                      both buying art and picking stocks.  In the
                                      modern stock markets, the heavy use of futures
                                      and options has changed the nature of the
                                      investment world.  In past times, the stock
                                      market was much less complicated, as was the
                                      art world.

                                      Artists rose and fell on their own merits
                                      without a lot of publicity and attention.  As
                                      more and more dealers are involved with
                                      artists, the price of their work becomes
                                      inflated.  So I almost always buy works of
                                      unknown, relatively undiscovered artists,
                                      which, I suppose is similar to value investing.

                                    - 10 -


                                      But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.

                                    - 11 -


                                      WHAT DO YOU CONSIDER THE BUSINESS MILESTONES IN
                                      YOUR LIFE?

                                      Being a founder of Neuberger & Berman and
                                      creating one of the first no-load mutual funds.
                                      I started on Wall Street in 1929, and during
                                      the depression I managed my own money and that
                                      of my clientele.  We all prospered, but I
                                      wanted to have my own firm.  In 1939 I became a
                                      founder of Neuberger & Berman, and for about 10
                                      years we managed money for individuals with
                                      substantial financial assets.  But I also
                                      wanted to offer the smaller investor the
                                      benefits of professional money management, so
                                      in 1950 I created the Guardian Mutual Fund (now
                                      known as the Neuberger & Berman Guardian Fund).
                                      The Fund was kind of an innovation in its time
                                      because it didn't charge a sales commission.  I
                                      thought the public was being overcharged for
                                      mutual funds, so I wanted to create a fund that
                                      would be offered directly to the public without
                                      a sales charge.  Now of course the "no-load"
                                      fund business is a huge industry.  I managed
                                      the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]

                                    - 12 -


                                      YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                      THE OFFICE EVERY DAY TO MANAGE YOUR
                                      INVESTMENTS.  WHY?

                                      I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.

                                      WHAT CLOSING WORDS OF ADVICE DO YOU HAVE ABOUT
                                      INVESTING?

                                      Realize that there are opportunities at all
                                      times for the adventuresome investor.  And stay
                                      in good physical condition.  It's a strange
                                      thing.  You do not dissipate your energies by
                                      using them.  Exercise your body and your brain
                                      every day, and you'll do better in investments
                                      and in life.


                                      ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                      Roy Neuberger is a founder of the investment
                                      management firm Neuberger & Berman, and a
                                      renowned value investor.  He is also a
                                      recognized collector of contemporary American
                                      art, much of which he has given away to museums
                                      and colleges across the country.

                                    - 13 -


                                           During the 1920s, Roy studied art in
                                      Paris.  When he realized he didn't possess the
                                      talent to become an artist, he decided to
                                      collect art, and to support this passion, Roy
                                      turned to investing -- a pursuit for which his
                                      talents have proven more than adequate.


                                      A TALENT FOR INVESTING

                                           Roy began his investment career by joining
                                      a brokerage firm in 1929, seven months before
                                      the "Great Crash."  Just weeks before "Black
                                      Monday," he shorted the stock of RCA, thinking
                                      it was overvalued.  He profited from the
                                      falling market and gained a reputation for
                                      market prescience and stock selection that has
                                      lasted his entire career.

                                      NEUBERGER & BERMAN'S FOUNDING

                                           Roy's investing acumen attracted many
                                      people who wished to have him manage their
                                      money.  In 1939, at the age of 36, after
                                      purchasing a seat on the New York Stock
                                      Exchange, Roy founded Neuberger & Berman to
                                      provide money management services to people who
                                      lacked the time, interest or expertise to
                                      manage their own assets.

                                    - 14 -


                                      NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                      GROWTH

                                           Neuberger & Berman has grown through the
                                      years and now manages approximately $30 billion
                                      of equity and fixed income assets, both
                                      domestic and international, for individuals,
                                      institutions, and its family of no-load mutual
                                      funds.  Today, as when the firm was founded,
                                      Neuberger & Berman follows a value approach to
                                      investing, designed to enable clients to
                                      advance in good markets and minimize losses
                                      when conditions are less favorable.








                                   - 15 -







                                                Neuberger & Berman Management
                                                Inc.[SERVICE MARK]

                                                     605 Third Avenue, 2nd Floor
                                                     New York, NY  10158-0006
                                                     Shareholder Services
                                                     (800) 877-9700

                                                     [COPYRIGHT SYMBOL]1995
                                                     Neuberger & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS

                     NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                     POST-EFFECTIVE AMENDMENT NO. 19 ON FORM N-1A


                                        PART C

                                  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
-------------------------------------------
     (a)  Financial Statements:


          Included in Part A of this Post-Effective Amendment:



          FINANCIAL HIGHLIGHTS for the periods indicated therein for the Liquid Asset Portfolio, Limited Maturity Bond Portfolio, Growth Portfolio, Balanced Portfolio, Partners Portfolio and Government Income Portfolio. [TO BE FILED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT ON OR PRIOR TO THE EFFECTIVENESS OF THIS POST-EFFECTIVE AMENDMENT]


          Included in Part B of this Post-Effective Amendment:



          The audited financial statements ended December 31, 1995 for Neuberger & Berman Advisers Management Trust (with respect to the Liquid Asset Portfolio, Limited Maturity Bond Portfolio, Growth Portfolio, Balanced Portfolio, Partners Portfolio and Government Income Portfolio) and the report of the independent auditors. [TO BE FILED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT ON OR PRIOR TO THE EFFECTIVENESS OF THIS POST-EFFECTIVE AMENDMENT]


     (b)  Exhibits:

          Exhibit
          Number         Description
          -------        -----------

          (1) (a) Certificate of Trust. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

               (b) Trust Instrument of Neuberger & Berman Advisers Management Trust. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

          (2) By-laws of Neuberger & Berman Advisers Management Trust. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

PART C - Other Information
Page 2

          (3)       Voting Trust Agreement.  None.

          (4) Specimen Share Certificate. (To be filed in a subsequent post-effective amendment on or prior to the effectiveness of this Post-Effective Amendment).


          (5)  (a)  Form of Management Agreement Between Advisers Managers Trust
                    and Neuberger & Berman   Management Incorporated.
                    Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

               (b) Form of Sub-Advisory Agreement Between Neuberger & Berman Management Incorporated and Neuberger & Berman with Respect to Advisers Managers Trust. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement File Nos. 2-88566 and 811-4255.

          (6) Form of Distribution Agreement Between Neuberger & Berman Advisers Management Trust and Neuberger & Berman Management Incorporated. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement File Nos. 2-88566 and 811-4255.

          (7)       Bonus, Profit Sharing or Pension Plans. None.

          (8) Custodian Contract Between Neuberger & Berman Advisers Management Trust and State Street Bank and Trust Company. (To be filed in a subsequent post-effective amendment on or prior to the effectiveness of this Post-Effective Amendment).



          (9) (a) Transfer Agency Agreement Between Neuberger & Berman Advisers Management Trust and State Street Bank and Trust Company. (To be filed In a subsequent post-effective amendment on or prior to the effectiveness of this Post-Effective Amendment).



               (b) Form of Administration Agreement Between Neuberger & Berman Advisers Management Trust and Neuberger & Berman Management Incorporated. Incorporated by reference to

PART C - Other information
Page 3


                    Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

               (c) Fund Participation Agreements (To be filed in a subsequent Post-effective amendment on or prior to the effectiveness of this Post-Effective Amendment).



          (10)      Consent of Dechert Price & Rhoads (Filed Herewith.)

          (11) Consent of Independent Auditors. (To be filed in a subsequent post-effective amendment on or prior to the effectiveness of this post-effective amendment).


          (12)      Financial Statements Omitted from Prospectus.  None.

          (13)      Letter of Investment Intent.  None.

          (14)      Prototype Retirement Plan.  None.

          (15) Form of Distribution Plan Pursuant to Rule 12b-1. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.



          (16) Schedule of Computation of Performance Quotations. Incorporated by reference to Post-Effective Amendment No.
                    18 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.



          (17) Financial Data Schedule (To be filed in a subsequent post-effective amendment on or prior to the effectiveness of this Post-Effective Amendment).


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
-----------------------------------------------------------------------

     As of February 26, 1996, separate accounts of Nationwide Life Insurance Company owned approximately 38% of the outstanding shares of the Balanced Portfolio of the Registrant, 69% of the outstanding shares of the Growth Portfolio of the Registrant, 80% of the outstanding shares of the Limited Maturity Bond Portfolio of the Registrant, and 48% of the outstanding shares of the Partners Portfolio of the Registrant; separate accounts of Hartford Life Insurance Company owned approximately 77% of the outstanding shares of the Liquid Asset Portfolio of the Registrant; separate accounts of American Skandia Life Assurance Corporation owned approximately 47% of the outstanding shares of the Partners Portfolio of the Registrant; and separate accounts of Security Life Insurance Company of Denver owned approximately 97% of the outstanding shares of the Government Income Portfolio of the Registrant.


     These insurance companies are required to vote fund shares in accordance with instructions received from owners of variable annuity contracts funded by separate accounts with respect to separate accounts of these insurance companies that are registered with the Securities and Exchange Commission as unit investment trusts.

PART C - Other Information
Page 4


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES
-----------------------------------------

     As of February 26, 1996, the number of record holders of the Portfolios of the Registrant was as follows:



               TITLE OF                     NUMBER OF RECORD
                CLASS                           HOLDERS
               --------                     ----------------
          Balanced Portfolio                       42

          Growth Portfolio                         17

          Liquid Assets Portfolio                   4

          Limited Maturity Bond Portfolio          24

          Partners Portfolio                       17

          Government Income Portfolio               3



ITEM 27.  INDEMNIFICATION
-------------------------

          A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct
(i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

          Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the


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PART C - Other Information
Page 5


assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

          Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger & Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any series of Advisers Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of N&B Management's duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

          Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger & Berman, L.P. ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

          Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future,

PART C - Other Information
Page 6


shall be personally liable therefor.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUB-ADVISER
-------------------------------------------------------------------

          There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of the Sub-Adviser is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


             NAME                BUSINESS AND OTHER CONNECTIONS
     -------------------      -----------------------------------
Howard R. Berlin
Vice President(l), N&B        Vice President and Director (2),
Management; Partner,          Neuberger & Berman Partners Fund,
Neuberger & Berman, L.P.      Inc. (5)



Claudia A. Brandon
Vice President, N&B           Secretary, Neuberger & Berman
Management                    Advisers Management Trust (Delaware business
                              Trust); Secretary, Advisers Managers Trust;
                              Secretary, Neuberger & Berman Advisers Management
                              Trust (Massachusetts Business Trust) (4);
                              Secretary, Neuberger & Berman Genesis Fund,
                              Inc. (5); Secretary, Neuberger & Berman Guardian
                              Fund, Inc.; Secretary,

PART C - Other Information
Page 7

             NAME                BUSINESS AND OTHER CONNECTIONS
     -------------------      -----------------------------------

                              Neuberger & Berman Manhattan Fund, Inc. (5);
                              Secretary, Neuberger & Berman Multi-Series Fund, Inc. (5); Secretary, Neuberger & Berman Partners Fund, Inc. (5); Secretary, Neuberger & Berman Selected Sectors Fund, Inc. (5); Secretary, Neuberger & Berman Income Funds; Secretary, Neuberger & Berman Income Trust; Secretary, Neuberger & Berman Equity Funds; Secretary, Neuberger & Berman Equity Trust; Secretary, Income Managers Trust; Secretary, Equity Managers Trust; Secretary, Global Managers Trust; Secretary, Neuberger & Berman Equity Assets.


Stacy Cooper-Shugrue
Assistant Vice President,     Assistant Secretary, Neuberger & Berman Advisers
N&B Management                Management Trust (Delaware Business Trust);
                              Assistant Secretary, Advisers Managers Trust;
                              Assistant Secretary, Neuberger & Berman Advisers
                              Management Trust (Massachusetts business trust)
                              (4); Assistant Secretary, Neuberger & Berman
                              Genesis Fund, Inc. (5); Assistant Secretary,
                              Neuberger & Berman Guardian Fund, Inc.; Assistant
                              Secretary, Neuberger & Berman Manhattan Fund,
                              Inc. (5); Assistant Secretary, Neuberger & Berman
                              Multi-Series Fund, Inc. (5); Assistant Secretary,
                              Neuberger & Berman Partners Fund, Inc. (5);
                              Assistant Secretary, Neuberger & Berman Selected
                              Sectors Fund, Inc. (5); Assistant Secretary,
                              Neuberger & Berman Income Funds; Assistant
                              Secretary, Neuberger & Berman Income Trust;
                              Assistant Secretary, Neuberger & Berman Equity
                              Funds; Assistant Secretary, Neuberger & Berman
                              Equity Trust; Assistant Secretary, Income Managers
                              Trust; Assistant Secretary, Equity Managers Trust;
                              Assistant

PART C - Other Information
Page 8

             NAME                BUSINESS AND OTHER CONNECTIONS
     -------------------      -----------------------------------

                              Secretary, Global Managers Trust; Assistant
                              Secretary, Neuberger & Berman Equity Assets.

Barbara DiGiorgio             Assistant Treasurer, Neuberger & Berman
Assistant Vice President      Advisers Management Trust; Assistant Treasurer,
N&B Management                Advisers Managers Trust


Stanley Egener
President and Director,       Chairman of the Board and Trustee,
N&B Management; Partner,      Neuberger & Berman Advisers Management Trust
Neuberger & Berman, L.P.      (Delaware business trust); Chairman of the Board
                              and Trustee, Advisers Manager Trust; Chairman of the Board and Trustee, Advisers Management Trust
                              (Massachusetts business trust) (4); Chairman of the Board and Director, Neuberger & Berman Genesis
                              Fund, Inc. (5); Chairman of the Board and
                              Director, Neuberger & Berman Guardian Fund, Inc.;
                              Chairman of the Board and Director, Neuberger &
                              Berman Partners Fund, Inc. (5); Chairman of the
                              Board and Director, Neuberger & Berman Selected
                              Sectors Fund, Inc. (5); Chairman of the Board and
                              Trustee, Neuberger & Berman Income Funds; Chairman of the Board and Trustee, Neuberger & Berman
                              Income Trust; Chairman of the Board and Trustee,
                              Neuberger & Berman Equity Funds; Chairman of the
                              Board and Trustee, Neuberger & Berman Equity
                              Trust; Chairman of the Board and Trustee, Income
                              Managers Trust; Chairman of the Board and Trustee,
                              Equity Managers Trust; Chairman of the Board and
                              Trustee, Global Managers Trust; Chairman of the
                              Board and Trustee, Neuberger & Berman Equity
                              Assets


Theodore P. Giuliano
Vice President, N&B           Executive Vice President and Director,
Management (2); Partner,      Neuberger & Berman,

PART C - Other Information
Page 9

             NAME                BUSINESS AND OTHER CONNECTIONS
     -------------------      -----------------------------------

Neuberger & Berman L.P.       Multi-Series Fund, Inc.; Executive Vice President
                              and Trustee, Neuberger & Berman Income Funds (3);
                              Executive Vice President and Trustee, Neuberger &
                              Berman Income Trust (3); Executive Vice President and Trustee, Income Managers Trust (3)


Mark R. Goldstein
Vice President, N&B           Vice President, Neuberger & Berman Manhattan
Management; Partner,          Fund, Inc. (5); Vice President, Neuberger &
Neuberger & Berman, L.P.      Berman Multi-Series Fund, Inc. (5)


Theresa A. Havell
Vice President and            President and Director, Neuberger & Berman
Director, N&B Management;     Multi-Series Fund, Inc. (5); President and
Partner, Neuberger &          Trustee, Neuberger & Berman Income Funds;
Berman, L.P.                  President and Trustee, Neuberger & Berman Income
                              Trust; President and Trustee, Income Managers
                              Trust


Michael M. Kassen
Vice President, N&B           President and Director (2), Neuberger & Berman
Management; Partner,          Partners Fund, Inc.; Vice President, Neuberger
Neuberger & Berman, L. P.     & Berman Multi-Series Fund, Inc. (5)


Irwin Lainoff                 Director (2), Neuberger & Berman Manhattan
Vice President (1)            Fund, Inc.; Vice President and Director,
and Director, N&B             Neuberger & Berman Genesis Fund, Inc. (5)
Management; Partner,
Neuberger & Berman, L.P.



Josephine Mahaney
Assistant Vice President      Vice President, Neuberger & Berman
(2), Vice President, N&B      Multi-Series Fund, Inc. (5)
Management



Roy R. Neuberger
Partner, Neuberger &          Chairman Emeritus, Neuberger & Berman Genesis
Berman, L. P.                 Fund, Inc. (5); Chairman Emeritus, Neuberger &
                              Berman Guardian Fund, Inc.

PART C - Other Information
Page 10

             NAME                BUSINESS AND OTHER CONNECTIONS
     -------------------      -----------------------------------

C. Carl Randolph              Assistant Secretary, Neuberger & Berman Advisers
Partner, Neuberger &          Management Trust (Delaware business trust);
Berman, L. P.                 Assistant Secretary, Neuberger & Berman Advisers
                              Management Trust (Massachusetts business trust)
                              (4); Assistant Secretary, Advisers Managers
                              Trust; Assistant Secretary, Neuberger & Berman
                              Genesis Fund, Inc. (5); Assistant Secretary,
                              Neuberger & Berman Guardian Fund, Inc.; Assistant
                              Secretary, Neuberger & Berman Manhattan Fund,
                              Inc. (5); Assistant Secretary, Neuberger & Berman
                              Multi-Series Fund, Inc. (5);  Assistant Secretary
                              Neuberger & Berman Partners Fund, Inc. (5);
                              Assistant Secretary, Neuberger & Berman Selected
                              Sectors Fund, Inc. (5); Assistant Secretary,
                              Neuberger & Berman Income Funds; Assistant
                              Secretary, Neuberger & Berman Income Trust;
                              Assistant Secretary Neuberger & Berman Equity
                              Funds; Assistant Secretary,  Neuberger & Berman
                              Equity Trust; Assistant Secretary, Income Managers
                              Trust; Assistant Secretary, Equity Managers Trust;
                              Assistant Secretary, Global Managers Trust;
                              Assistant Secretary, Neuberger & Berman Equity
                              Assets



Richard Russell
Vice President, N&B           Treasurer, Neuberger & Berman Advisers Management
Management                    Trust (Delaware business trust); Treasurer,
                              Advisers Managers Trust; Treasurer, Neuberger &
                              Berman Advisers Management Trust (Massachusetts business trust) (4); Assistant Treasurer,
                              Neuberger & Berman Genesis Fund, Inc. (5);
                              Assistant Treasurer, Neuberger & Berman Guardian
                              Fund, Inc.; Assistant Treasurer, Neuberger &

PART C - Other Information
Page 11

             NAME                BUSINESS AND OTHER CONNECTIONS
     -------------------      -----------------------------------

                              Berman Manhattan Fund, Inc. (5); Assistant
                              Treasurer, Neuberger & Berman Multi-Series Fund, Inc. (5); Assistant Treasurer, Neuberger & Berman Partners Fund, Inc. (5); Assistant
                              Treasurer, Neuberger & Berman Selected
                              Sectors Fund, Inc.; Treasurer, Neuberger & Berman Income Funds; Treasurer, Neuberger & Berman Income Trust; Treasurer, Neuberger & Berman Equity Funds; Treasurer, Neuberger & Berman Equity Trust; Treasurer, Income Managers Trust; Treasurer, Equity Managers Trust; Treasurer, Global Managers Trust; Treasurer, Neuberger & Berman Equity Assets



Daniel J. Sullivan
Senior Vice President,        Vice President, Neuberger & Berman Advisers
N&B Management                Management Trust (Delaware business trust); Vice
                              President, Advisers Managers Trust; Vice
                              President, Advisers Management Trust
                              (Massachusetts business trust) (4); Vice
                              President; Neuberger & Berman Multi-Series Fund,
                              Inc. (5); Vice President, Neuberger & Berman
                              Partners Fund, Inc. (5); Assistant Treasurer,
                              Neuberger & Berman  Selected  Sectors  Fund,
                              Inc. (5); Vice President, Neuberger & Berman
                              Income Funds; Vice President, Neuberger & Berman
                              Income Trust; Vice President, Neuberger & Berman
                              Equity Funds; Vice President, Neuberger & Berman
                              Equity Trust; Vice President, Income Managers
                              Trust; Vice President, Equity Managers Trust;
                              Vice President, Global Managers Trust; Vice
                              President, Neuberger & Berman Equity Assets



Michael J. Weiner
Senior Vice President and     Vice President, Neuberger & Berman Advisers
Treasurer, N&B Management     Management Trust

PART C - Other Information
Page 12

             NAME                BUSINESS AND OTHER CONNECTIONS
     -------------------      -----------------------------------

                              (Delaware business trust);
                              Vice President, Advisers Managers Trust; Vice President, Neuberger & Berman Advisers Management Trust (Massachusetts business trust) (4); Treasurer, Neuberger & Berman Genesis Fund, Inc.
                              (5); Treasurer, Neuberger & Berman Guardian Fund, Inc.; Treasurer, Neuberger & Berman Manhattan Fund, Inc. (5); Treasurer, Neuberger & Berman Multi-Series Fund, Inc. (5); Treasurer,
                              Neuberger & Berman Partners Fund, Inc.; Treasurer, Neuberger & Berman Selected Sectors Fund, Inc.
                              (5); Vice President, Neuberger & Berman Income Funds; Vice President, Neuberger & Berman Income Trust; Vice President, Neuberger & Berman Equity Funds; Vice President, Neuberger & Berman Equity Trust; Vice President, Income Managers Trust; Vice President, Equity Managers Trust; Vice President, Global Managers Trust; Vice President, Neuberger & Berman Equity Assets



Celeste Wischerth
Assistant Vice President,    Assistant Treasurer, Neuberger & Berman Advisers
N&B Management               Management Trust; Assistant Treasurer, Advisers
                             Managers Trust

PART C - Other Information
Page 13

             NAME                BUSINESS AND OTHER CONNECTIONS
     -------------------      -----------------------------------

Lawrence Zicklin
Director, N&B Management;     President and Trustee, Neuberger & Berman
General Partner,              Advisers Management Trust (Delaware business
Neuberger & Berman, L.P.      trust); President and Trustee, Advisers Managers
                              Trust; President and Trustee, Neuberger & Berman
                              Advisers Management Trust (Massachusetts business trust) (4); President and Trustee, Neuberger &
                              Berman Equity Funds; President and Trustee,
                              Neuberger & Berman Equity Trust; President and
                              Trustee, Equity Managers Trust; President, Global
                              Managers Trust: President and Trustee, Neuberger &
                              Berman Equity Assets; Director, Neuberger & Berman
                              Genesis Fund, Inc. (5); Director, Neuberger &
                              Berman Guardian Fund, Inc.; Director, Neuberger &
                              Berman Manhattan Fund, Inc. (5); Director,
                              Neuberger & Berman Partners Fund, Inc. (5);
                              Director, Neuberger & Berman Selected Sectors
                              Fund, Inc. (5)


          The principal address of N&B Management, and of each of the companies or other entities named above, is 605 Third Avenue, New York, New York 10158-0006.

------------------------------

(1)       Until January, 1994.
(2)       Until November 4, 1994.
(3)       Until June 22, 1994.
(4)       Until April 30, 1995.
(5)       Until July 11, 1995.


ITEM 29.  PRINCIPAL UNDERWRITERS
--------------------------------

     (a) Neuberger & Berman Management Incorporated, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

PART C - Other Information
Page 14


               Neuberger & Berman Equity Funds
               Neuberger & Berman Equity Assets
               Neuberger & Berman Equity Trust
               Neuberger & Berman Income Funds
               Neuberger & Berman Income Trust

          Neuberger & Berman Management Incorporated or an affiliate thereof is also the investment adviser to each of the above-named investment companies, or the master funds in which they invest.

     (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0006, which is also the address of the Registrant's principal underwriter.

                         POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER              WITH REGISTRANT
----                     ---------------------         ---------------------

Claudia A. Brandon       Vice President                Secretary

Patrick T. Byrne         Assistant Vice President      None

Richard A. Cantor        Chairman of the Board and     None
                         Director

Robert Conti             Treasurer                     None

Stacy Cooper-Shugrue     Assistant Vice President      Assistant Secretary

Robert Cresci            Assistant Vice President


William Cunningham       Vice President                None

Barbara DiGiorgio        Assistant Vice President      Assistant Treasurer

Roberta D'Orio           Assistant Vice President      None

Stanley Egener           President and Director        Chairman of the Board of
                                                       Trustees (Chief Executive
                                                       Officer)

Joseph G. Galli          Assistant Vice President      None

Robert I. Gendelman      Assistant Vice President      None

Mark R. Goldstein        Vice President                None

Farha-Joyce Haboucha     Vice President                None

Theresa A. Havell        Vice President and Director   None

Leslie Holliday-Soto     Assistant Vice President      None

PART C - Other Information
Page 15

                         POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER              WITH REGISTRANT
----                     ---------------------         ---------------------

Jody L. Irwin            Assistant Vice President      None

Michael M. Kassen        Vice President                None

Irwin Lainoff            Director                      None


Michael Lamberti         Vice President                None


Josephine Mahaney        Vice President                None

Carmen G. Martinez       Assistant Vice President      None

Lawrence Marx III        Vice President                None

Ellen Metzger            Vice President and            None
                         Secretary

Paul Metzger             Assistant Vice President      None


Janet W. Prindle         Vice President                None



Felix Rovelli            Vice President                None


Richard Russell          Vice President                Treasurer (Principal
                                                       Accounting Officer)

Marvin C. Schwartz       Director                      None

Kent C. Simons           Vice President                None

Frederic B. Soule        Vice President                None


Daniel J. Sullivan       Senior Vice President         Vice President

Peter E. Sundman         Senior Vice President         None

Susan Switzer            Assistant Vice President      None


Andrea Trachtenberg      Vice President of Marketing   None

Judith M. Vale           Vice President                None

Clara Del Villar         Vice President                None

Susan Walsh              Assistant Vice President      None


Michael J. Weiner        Senior Vice President         Vice President
                                                       (Principal Financial
                                                       Officer)

PART C - Other Information
Page 16


                    POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                WITH UNDERWRITER              WITH REGISTRANT
----                ---------------------         ---------------------

Celeste Wischerth   Assistant Vice President      Assistant Treasurer

Thomas Wolfe        Vice President                None


Lawrence Zicklin    Director                      Trustee and President


     (c) No commissions or compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
------------------------------------------

          All accounts, books and other documents required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and Bylaws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

PART C - Other Information
Page 17



ITEM 31.  MANAGEMENT SERVICES
-----------------------------

          Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM  32. UNDERTAKINGS
----------------------

     (a)  Not Applicable
     (b)  Not Applicable
     (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders of the Balanced, Government Income, Growth, International, Limited Maturity Bond, Liquid Asset and/or Partners Portfolio of Neuberger&Berman Advisers Management Trust, upon request and without charge.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 19 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 1st day of March, 1996.

                              NEUBERGER & BERMAN
                              ADVISERS MANAGEMENT TRUST



                         By:  /s/LAWRENCE ZICKLIN
                              -----------------------------
                              Lawrence Zicklin
                              President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                TITLE                              DATE


/s/ STANLEY EGENER       Chairman and Trustee               MARCH 1, 1996
---------------------                                       -------------
Stanley Egener


/s/LAWRENCE ZICKLIN      President and Trustee              MARCH 1, 1996
---------------------                                       -------------
Lawrence Zicklin         (Principal Executive Officer)


/s/MICHAEL J. WEINER     Vice President                     MARCH 1, 1996
---------------------                                       -------------
Michael J. Weiner        (Principal Financial Officer)


/s/RICHARD RUSSELL       Treasurer                          MARCH 1, 1996
---------------------                                       -------------
Richard Russell          (Principal Accounting Officer)


/s/FAITH COLISH          Trustee                            MARCH 1, 1996
---------------------                                       -------------
Faith Colish


/s/WALTER G. EHLERS      Trustee                            MARCH 1, 1996
---------------------                                       -------------
Walter G. Ehlers


                         Trustee
---------------------                                       -------------
Leslie A. Jacobson


/s/ROBERT M. PORTER      Trustee                            MARCH 1, 1996
---------------------                                       -------------
Robert M. Porter


/s/RUTH E. SALZMANN      Trustee                            MARCH 1, 1996
---------------------                                       -------------
Ruth E. Salzmann


/s/PETER P. TRAPP        Trustee                            MARCH 1, 1996
---------------------                                       -------------
Peter P. Trapp

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, ADVISERS MANAGERS TRUST certifies that the Registrant has duly caused this Post-Effective Amendment No. 19 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 1st day of March, 1996.

                              ADVISERS MANAGERS TRUST



                         By:  /s/LAWRENCE ZICKLIN
                              -------------------------
                              Lawrence Zicklin
                              President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 has been signed below by the following persons in the capacities and on the date indicated.

     SIGNATURE                TITLE                         DATE


/s/STANLEY EGENER        Chairman and Trustee               MARCH 1, 1996
----------------------                                      -------------
Stanley Egener


/s/LAWRENCE ZICKLIN      President and Trustee              MARCH 1, 1996
----------------------                                      -------------
Lawrence Zicklin         (Principal Executive Officer)


/s/MICHAEL J. WEINER     Vice President                     MARCH 1, 1996
----------------------                                      -------------
Michael J. Weiner        (Principal Financial Officer)


/s/RICHARD RUSSELL       Treasurer                          MARCH 1, 1996
----------------------                                      -------------
Richard Russell          (Principal Accounting Officer)


/s/FAITH COLISH          Trustee                            MARCH 1, 1996
----------------------                                      -------------
Faith Colish


/s/WALTER G. EHLERS      Trustee                            MARCH 1, 1996
----------------------                                      -------------
Walter G. Ehlers


                         Trustee
----------------------                                      -------------
Leslie A. Jacobson


/s/ROBERT M. PORTER      Trustee                            MARCH 1, 1996
----------------------                                      -------------
Robert M. Porter


/s/RUTH E. SALZMANN      Trustee                            MARCH 1, 1996
----------------------                                      -------------
Ruth E. Salzmann


/s/PETER P. TRAPP        Trustee                            MARCH 1, 1996
----------------------                                      -------------
Peter P. Trapp

                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549


                                       EXHIBITS
                                        FILED
                                         WITH

                           POST-EFFECTIVE AMENDMENT NO. 19
                                       TO THE
                                REGISTRATION STATEMENT

                                          OF

                      NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                                  INDEX TO EXHIBITS
                        (FOR POST-EFFECTIVE AMENDMENT NO. 19)
                        -------------------------------------



EXHIBIT NO.
UNDER PART C
OF FORM N-1A                  NAME OF EXHIBIT
------------                  ---------------
10                            Consent of Counsel